UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

215-330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

Item 1. Report to Stockholders.

(a)

Fund Name: Strive 1000 Dividend Growth ETF Ticker: STXD Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/stxd

This annual shareholder report contains important information about the Strive 1000 Dividend Growth ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxd. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$38	0.35%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (11/9/2022)
Strive 1000 Dividend Growth ETF - NAV	15.90%	15.60%
Bloomberg U.S. 1000 Dividend Growth Index	16.33%	16.03%
Bloomberg U.S. 1000 Index	22.43%	22.62%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.strivefunds.com/stxd for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. large- and mid-cap stocks with a history of consistently growing dividends rose strongly during the Period, though they trailed the broader growth universe, which was led by higher-growth companies favored by investors during the Period. Technology stocks were the largest contributors to the Fund’s return during the Period. The Technology sector benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. The Industrial sector was the second largest contributor to the Fund’s return during the Period, driven by infrastructure spending, reshoring efforts, and rapid increase in demand for aerospace and defense as a result of geopolitical tensions. Both the Consumer Staples and Consumer Discretionary sectors detracted slightly from the Fund total return over the Period as persistent inflation and input-cost pressures weighed on margins.
Annual Shareholder Report: June 30, 2026

Fund Name: Strive 1000 Dividend Growth ETF Ticker: STXD Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/stxd

KEY FUND STATISTICS (as of Period End)
Net Assets	$67,194,812	Portfolio Turnover Rate*	27%
# of Portfolio Holdings	179	Fund Advisory Fees Paid	$201,700
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	28.8%
Financials	22.9%
Industrials	16.1%
Health Care	12.7%
Consumer Discretionary	7.7%
Consumer Staples	3.5%
Materials	2.9%
Real Estate	2.9%
Utilities	2.1%
Energy	0.2%
Communication Services	0.1%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Eli Lilly & Co.	5.9%
Broadcom, Inc.	5.2%
JPMorgan Chase & Co.	5.0%
Microsoft Corp.	4.4%
Visa, Inc. - Class A	3.8%
Applied Materials, Inc.	3.8%
Lam Research Corp.	3.6%
Mastercard, Inc. - Class A	2.8%
Costco Wholesale Corp.	2.7%
KLA Corp.	2.6%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxd. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2026

Fund Name: Strive 1000 Growth ETF Ticker: STXG Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/stxg

This annual shareholder report contains important information about the Strive 1000 Growth ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxg. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.18%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (11/9/2022)
Strive 1000 Growth ETF - NAV	20.80%	25.76%
Bloomberg U.S. 1000 Growth Index	21.04%	26.01%
Bloomberg U.S. 1000 Index	22.43%	22.62%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.strivefunds.com/stxg for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. large-cap and mid-cap growth stocks rose strongly during the Period. Technology stocks were the largest contributors to the Fund’s return during the Period. The Technology sector benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. However, there was renewed volatility in the market, especially the Technology and Energy sectors, later in the Period amid rising geopolitical tensions in the Middle East. Despite this volatility, the Fund’s return was strongly positive over the Period.

Annual Shareholder Report: June 30, 2026

Fund Name: Strive 1000 Growth ETF Ticker: STXG Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/stxg

KEY FUND STATISTICS (as of Period End)
Net Assets	$149,139,052	Portfolio Turnover Rate*	10%
# of Portfolio Holdings	706	Fund Advisory Fees Paid	$254,242
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	44.8%
Communication Services	11.3%
Consumer Discretionary	11.2%
Industrials	10.7%
Financials	7.8%
Health Care	6.5%
Consumer Staples	3.3%
Real Estate	1.7%
Materials	1.5%
Utilities	0.7%
Energy	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	9.1%
Apple, Inc.	8.1%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.5%
Alphabet, Inc. - Class A	4.0%
Broadcom, Inc.	3.4%
Alphabet, Inc. - Class C	3.2%
Tesla, Inc.	2.7%
Meta Platforms, Inc. - Class A	2.4%
Micron Technology, Inc.	2.0%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxg. You can also request information by calling (215) 330-4476.

Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2026

Fund Name: Strive 1000 Value ETF Ticker: STXV Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/stxv

This annual shareholder report contains important information about the Strive 1000 Value ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxv. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.18%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (11/9/2022)
Strive 1000 Value ETF - NAV	25.88%	15.51%
Bloomberg U.S. 1000 Value Index	26.20%	15.75%
Bloomberg U.S. 1000 Index	22.43%	22.62%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.strivefunds.com/stxv for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Value tilted U.S. large- and mid-cap stocks rose strongly during the Period. Technology stocks were the largest contributors to the Fund’s return during the Period. Even value-tilted companies in the Technology sector benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. The Communications sector was the only sector to detract from the Fund’s total return over the Period as weakness in telecommunications and cable providers came from intense competition from fiber and fixed-wireless broadband, continued subscriber losses, and elevated network investment which raised concerns around growth prospects for the sector.
Annual Shareholder Report: June 30, 2026

Fund Name: Strive 1000 Value ETF Ticker: STXV Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/stxv

KEY FUND STATISTICS (as of Period End)
Net Assets	$80,003,382	Portfolio Turnover Rate*	23%
# of Portfolio Holdings	709	Fund Advisory Fees Paid	$128,318
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	22.5%
Health Care	17.2%
Information Technology	11.6%
Energy	10.3%
Industrials	8.2%
Consumer Staples	7.7%
Utilities	6.4%
Consumer Discretionary	5.1%
Communication Services	4.2%
Materials	3.5%
Real Estate	3.2%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Exxon Mobil Corp.	3.0%
Intel Corp.	2.3%
Bank of America Corp.	2.1%
UnitedHealth Group, Inc.	2.1%
Johnson & Johnson	1.7%
Chevron Corp.	1.7%
Micron Technology, Inc.	1.6%
AbbVie, Inc.	1.5%
Goldman Sachs Group, Inc.	1.5%
Berkshire Hathaway, Inc. - Class B	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxv. You can also request information by calling (215) 330-4476.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2026

Fund Name: Strive 500 ETF Ticker: STXF Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/stxf

This annual shareholder report contains important information about the Strive 500 ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxf. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$6	0.05%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (9/14/2022)
Strive 500 ETF - NAV	22.07%	20.28%
Bloomberg 500 Index/Solactive GBS United States 500 Index	22.09%	20.34%
Bloomberg 500 Index	22.09%	20.33%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective January 26, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg US Large Cap Index. Prior to January 26, 2024, the Fund’s investment strategy was to track the investment results of the Solactive GBS United States 500 Index. Performance shown for the Bloomberg 500 Index/Solactive GBS United States 500 Index for the period prior to January 26, 2024 is that of the Solactive GBS United States 500 Index and for the period beginning January 26, 2024 is that of the Bloomberg US Large Cap Index.

Visit https://www.strivefunds.com/stxf for more recent performance information.

Annual Shareholder Report: June 30, 2026

Fund Name: Strive 500 ETF Ticker: STXF Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/stxf

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. large-cap stocks rose strongly during the Period. Technology stocks were the largest contributors to the Fund’s return during the Period. The Technology sector benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. The Industrial sector was the second largest contributor to the Fund’s return during the Period, driven by infrastructure spending, reshoring efforts, and rapid increase in demand for aerospace and defense as a result of geopolitical tensions. All major sectors contributed positively to total return over the Period. While two subindustries of the Information Technology sector (Telecommunications, Software & Technology Services), and two subindustries of the Financials sector (Financial Services, and Insurance) detracted slightly from total return over the Period.

KEY FUND STATISTICS (as of Period End)
Net Assets	$1,118,302,547	Advisory Fees	$555,612
# of Portfolio Holdings	509	Fees Waived and/or Expenses Reimbursed	$(3,117)
Portfolio Turnover Rate*	3%	Net Fund Advisory Fees	$552,495
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	37.9%
Financials	11.4%
Communication Services	10.0%
Consumer Discretionary	9.6%
Health Care	9.0%
Industrials	9.0%
Consumer Staples	4.4%
Energy	3.0%
Utilities	2.1%
Materials	1.8%
Real Estate	1.7%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	7.3%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc. - Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc. - Class C	2.6%
Tesla, Inc.	2.2%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. - Class A	1.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxf. You can also request information by calling (215) 330-4476.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2026

Fund Name: Strive Emerging Markets Ex-China ETF Ticker: STXE Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/stxe

This annual shareholder report contains important information about the Strive Emerging Markets Ex-China ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxe. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$43	0.32%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (1/30/2023)
Strive Emerging Markets Ex-China ETF - NAV	70.83%	26.36%
Bloomberg Emerging Markets Ex-China Large & Mid-Cap Index (Net Total Return)	59.56%	24.96%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties.

Visit https://www.strivefunds.com/stxe for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Stocks in the emerging market countries, excluding China, increased strongly during the Period, led by equity returns in South Korea and Taiwan. Both South Korea and Taiwan equities were driven primarily by the Technology sector. The Technology sector in these countries benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. Both South Korea and Taiwan equity markets consist of large cap companies that are integral parts of the global technology, semiconductor and AI computation supply chain. As a result of the Fund’s sampling methodology for tracking its index, the Fund tends to consist of, on average, larger capitalization companies. This bias contributed positively to the outperformance relative to its benchmark over the Period. The countries of India, Indonesia, and Kuwait were the only three countries to detract from total return for the Period. India declined as moderating earnings growth drove significant foreign investor outflows, while capital rotated toward Asian markets with greater exposure to the AI and semiconductor supply chain.
Annual Shareholder Report: June 30, 2026

Fund Name: Strive Emerging Markets Ex-China ETF Ticker: STXE Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/stxe

KEY FUND STATISTICS (as of Period End)
Net Assets	$150,022,868	Portfolio Turnover Rate*	18%
# of Portfolio Holdings	196	Fund Advisory Fees Paid	$370,926
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	56.0%
Financials	19.9%
Materials	5.8%
Industrials	5.0%
Consumer Discretionary	3.3%
Energy	3.0%
Communication Services	2.7%
Utilities	1.5%
Consumer Staples	1.4%
Health Care	0.9%
Real Estate	0.4%
Cash and Cash Equivalents	0.1%

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
South Korea	33.2%
Taiwan	32.4%
India	12.5%
Brazil	4.1%
Saudi Arabia	3.9%
South Africa	3.0%
Mexico	2.7%
Thailand	1.4%
United Arab Emirates	1.1%
United States	1.2%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxe. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2026

Fund Name: Strive Enhanced Income Short Maturity ETF Ticker: BUXX Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/buxx

This annual shareholder report contains important information about the Strive Enhanced Income Short Maturity ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/buxx. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$26	0.25%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (8/9/2023)
Strive Enhanced Income Short Maturity ETF - NAV	4.14%	5.49%
Bloomberg U.S. Treasury Bill Index	3.95%	4.70%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.48%
The Bloomberg U.S. Treasury Bill Index is provided as a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is provided as a measure of the Fund’s investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.strivefunds.com/buxx for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund seeks to provide enhanced income through exposure to short-term investment grade assets, including structured credit and investment grade corporate securities. The Fund maintained a broad allocation across key securitized and corporate credit sectors, with each segment contributing positively to overall performance. The Fund’s return was positively impacted by declining short-term interest rates over the Period as well.

The Fund’s allocations to investment-grade corporate bonds, asset-backed securities (ABS), and agency commercial mortgage-backed securities were the most significant drivers of positive performance, while exposure to collateralized loan obligations (CLOs), non-agency residential mortgage-backed securities, and Treasuries were smaller positive contributions to overall performance.
Annual Shareholder Report: June 30, 2026

Fund Name: Strive Enhanced Income Short Maturity ETF Ticker: BUXX Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/buxx

Investment-grade corporate bonds were the most significant contributor to positive performance. The Fund found value in short-duration, investment-grade issuers offering higher short-term yields, strong balance sheets, and ample liquidity. The Fund’s allocations to Treasuries led to less relative outperformance versus other fixed income sectors like securitized credit that had higher total returns during the Period.

KEY FUND STATISTICS (as of Period End)
Net Assets	$490,220,614	Portfolio Turnover Rate*	76%
# of Portfolio Holdings	324	Fund Advisory Fees Paid	$931,073
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Asset-Backed Securities	30.9%
Corporate Bonds	24.6%
Collateralized Mortgage Obligations	15.7%
Collateralized Loan Obligations	13.2%
Mortgage-Backed Securities	5.5%
U.S. Treasury Bills	4.9%
Cash and Cash Equivalents	5.2%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/buxx. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2026

Fund Name: Strive Natural Resources and Security ETF Ticker: FTWO Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/ftwo

This annual shareholder report contains important information about the Strive Natural Resources and Security ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/ftwo. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$55	0.49%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (8/30/2023)
Strive Natural Resources and Security ETF - NAV	22.60%	22.53%
Bloomberg Natural Resources and Security Index	23.36%	23.23%
Bloomberg U.S. 1000 Index	22.43%	21.14%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.strivefunds.com/ftwo for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

North American stocks in the Natural Resources and Security industries saw positive returns over the Period. Industries seen as traditional inflation hedges and beneficiaries of deglobalization generated strong positive returns during the year. The strongest positive contributor for the Period was the Gold and Precious Metals sector as demand for inflation hedges and rare earth metals remained robust throughout the year. Additionally, rising geopolitical tensions in the Middle East led to increased spending which benefited companies in the Aerospace and Defense sector. The Fuel segment of the portfolio contributed positively as a result of oil prices experiencing strong gains due to escalating global conflict as well as major supply chain disruptions in the Strait of Hormuz. The Nuclear and Agriculture segments of the portfolio contributed positively as well. A handful of names detracted slightly from total return for various idiosyncratic reasons. A single company in the Nuclear segment detracted as the market reassessed its elevated valuation following a strong AI and nuclear driven rally.
Annual Shareholder Report: June 30, 2026

Fund Name: Strive Natural Resources and Security ETF Ticker: FTWO Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/ftwo

KEY FUND STATISTICS (as of Period End)
Net Assets	$73,145,367	Portfolio Turnover Rate*	23%
# of Portfolio Holdings	52	Fund Advisory Fees Paid	$299,498
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	37.0%
Materials	26.4%
Energy	24.2%
Utilities	10.5%
Consumer Staples	1.1%
Information Technology	0.4%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Deere & Co.	11.2%
Constellation Energy Corp.	8.0%
Exxon Mobil Corp.	6.6%
General Electric Co.	6.1%
Cameco Corp.	4.6%
RTX Corp.	4.0%
Corteva, Inc.	4.0%
Newmont Corp.	3.6%
Chevron Corp.	3.5%
Freeport-McMoRan, Inc.	3.3%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/ftwo. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2026

Fund Name: Strive Small-Cap ETF Ticker: STXK Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/stxk

This annual shareholder report contains important information about the Strive Small-Cap ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxk. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$21	0.18%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (11/9/2022)
Strive Small-Cap ETF - NAV	29.36%	15.29%
Bloomberg U.S. 600 Index/Bloomberg U.S. 2000 Index	29.86%	15.55%
Bloomberg U.S. 1000 Index	22.43%	22.62%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective January 25, 2023, the Fund’s investment objective changed to track the total return performance, before fees and expenses, of an index composed of U.S. small-capitalization companies, and the Fund’s investment strategy changed to track the investment results of the Bloomberg 600 Index. Prior to January 25, 2023, the Fund’s investment objective was to track the total return performance, before fees and expenses, of an index composed of U.S. small- and mid-capitalization companies, and the Fund’s investment strategy was to track the investment results of the Bloomberg U.S. 2000 Index. Performance shown for the Bloomberg U.S. 600 Index/Bloomberg U.S. 2000 Index for periods prior to January 25, 2023 is that of the Bloomberg U.S. 2000 Index and for periods beginning January 25, 2023 is that of the Bloomberg U.S. 600 Index.

Visit https://www.strivefunds.com/stxk for more recent performance information.

Annual Shareholder Report: June 30, 2026

Fund Name: Strive Small-Cap ETF Ticker: STXK Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/stxk

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. Small Cap stocks rose modestly during the Period. The Industrial sector was the largest contributor to the Fund’s return during the Period, driven by infrastructure spending, reshoring efforts, and rapid increase in demand for aerospace and defense as a result of geopolitical tensions. The Health Care and Technology sectors also contributed positively to the Fund’s total return over the Period, as advances in artificial intelligence (“AI”) help smaller companies become more efficient. Only the Consumer Staples sector detracted slightly from the Fund’s total return over the Period as persistent inflation and input-cost pressures weighed on margins.

KEY FUND STATISTICS (as of Period End)
Net Assets	$84,132,034	Portfolio Turnover Rate*	45%
# of Portfolio Holdings	601	Fund Advisory Fees Paid	$125,763
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	16.9%
Industrials	16.2%
Information Technology	15.9%
Health Care	13.5%
Consumer Discretionary	13.4%
Real Estate	6.5%
Energy	5.6%
Materials	4.6%
Utilities	2.9%
Communication Services	2.2%
Consumer Staples	2.1%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
FormFactor, Inc.	0.5%
DigitalOcean Holdings, Inc.	0.5%
Cognex Corp.	0.5%
Viasat, Inc.	0.5%
Applied Optoelectronics, Inc.	0.5%
Arrow Electronics, Inc.	0.5%
Viavi Solutions, Inc.	0.5%
Argan, Inc.	0.5%
Terawulf, Inc.	0.4%
Timken Co.	0.4%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxk. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2026

Fund Name: Strive Total Return Bond ETF Ticker: STXT Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/stxt

This annual shareholder report contains important information about the Strive Total Return Bond ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxt. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$49	0.49%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (8/9/2023)
Strive Total Return Bond ETF - NAV	1.38%	4.11%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.48%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.strivefunds.com/stxt for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund provides actively managed core fixed income exposure with a tactical allocation to structured credit and high-yield corporate bonds. The Fund maintained a broad allocation across key securitized and corporate credit sectors, with most segments contributing positively to overall performance.

The Fund’s allocation to agency residential mortgage-backed securities (RMBS), asset-backed securities, non-agency RMBS, and CLOs was the most significant driver of positive performance. Agency RMBS was the most significant positive contributor to performance where spreads tightened while offering meaningful exposure to high-quality, liquid fixed-income assets.

The Fund’s tactical allocation to Bitcoin structured products was the largest detractor to performance given a decline in Bitcoin prices over the year.
Annual Shareholder Report: June 30, 2026

Fund Name: Strive Total Return Bond ETF Ticker: STXT Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/stxt

KEY FUND STATISTICS (as of Period End)
Net Assets	$119,253,211	Portfolio Turnover Rate*	72%
# of Portfolio Holdings	209	Fund Advisory Fees Paid	$606,430
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Mortgage-Backed Securities	36.9%
Asset-Backed Securities	13.6%
Collateralized Mortgage Obligations	11.9%
U.S. Treasury Securities	11.0%
Corporate Bonds	8.3%
Collateralized Loan Obligations	5.6%
Preferred Stocks	3.7%
Convertible Preferred Stocks	3.7%
Convertible Bonds	1.4%
U.S. Treasury Bills	2.1%
Cash and Cash Equivalents	1.8%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxt. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2026

Fund Name: Strive U.S. Energy ETF Ticker: DRLL Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/drll

This annual shareholder report contains important information about the Strive U.S. Energy ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/drll. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$47	0.41%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (8/8/2022)
Strive U.S. Energy ETF - NAV	26.83%	10.82%
Bloomberg U.S. Energy Select Index/ Solactive United States Energy Regulated Capped Index	27.27%	11.22%
Bloomberg U.S. 1000 Index	22.43%	17.89%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective April 11, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg U.S. Energy Select Index. Prior to April 11, 2024, the Fund’s investment strategy was to track the investment results of the Solactive United States Energy Regulated Capped Index. Performance shown for the Bloomberg U.S. Energy Select Index/Solactive United States Energy Regulated Capped Index for periods prior to April 11, 2024 is that of the Solactive United States Energy Regulated Capped Index and for periods beginning April 11, 2024 is that of the Bloomberg U.S. Energy Select Index.

Visit https://www.strivefunds.com/drll for more recent performance information.

Annual Shareholder Report: June 30, 2026

Fund Name: Strive U.S. Energy ETF Ticker: DRLL Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/drll

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. large- and mid-cap energy stocks grew rapidly in the second half of the Period as oil prices experienced strong gains due to the escalating Middle East conflict as well as major supply chain disruptions in the Strait of Hormuz. Within the Energy sector, the Integrated Oils subindustry was the strongest performer over the Period followed by Refining and Marketing and finally Exploration and Production. Through the end of the Period the Energy sector experienced elevated volatility surrounding rapidly evolving geopolitical tensions. Despite this volatility, the Fund’s return was strongly positive over the Period.

KEY FUND STATISTICS (as of Period End)
Net Assets	$260,193,826	Portfolio Turnover Rate*	16%
# of Portfolio Holdings	34	Fund Advisory Fees Paid	$1,100,364
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INDUSTRY WEIGHTING (as a % of Net Assets)
Integrated Oil & Gas	47.3%
Oil & Gas Exploration & Production	35.2%
Oil & Gas Refining & Marketing	16.2%
Consumer Discretionary	0.9%
Real Estate Operating Companies	0.1%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Exxon Mobil Corp.	22.0%
Chevron Corp.	21.8%
Valero Energy Corp.	5.2%
Marathon Petroleum Corp.	4.8%
Phillips 66	4.7%
EOG Resources, Inc.	4.6%
Devon Energy Corp.	4.3%
ConocoPhillips	4.3%
Occidental Petroleum Corp.	3.5%
Diamondback Energy, Inc.	3.4%
Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/drll. You can also request information by calling (215) 330-4476.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: June 30, 2026

Fund Name: Strive U.S. Semiconductor ETF Ticker: SHOC Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/shoc

This annual shareholder report contains important information about the Strive U.S. Semiconductor ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/shoc. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$66	0.40%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (10/5/2022)
Strive U.S. Semiconductor ETF - NAV	130.30%	53.47%
Bloomberg U.S. Listed Semiconductors Select Index / Solactive United States Semiconductors 30 Capped Index	132.07%	54.31%
Bloomberg U.S. 1000 Index	22.43%	21.56%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective March 21, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg U.S. Listed Semiconductors Select Index. Prior to March 21, 2024, the Fund’s investment strategy was to track the investment results of the Solactive United States Semiconductors 30 Capped Index. Performance shown for the Bloomberg U.S. Listed Semiconductors Select Index/Solactive United States Semiconductors 30 Capped Index for periods prior to March 21, 2024 is that of the Solactive United States Semiconductors 30 Capped Index and for periods beginning March 21, 2024 is that of the Bloomberg U..S Listed Semiconductors Select Index.

Visit https://www.strivefunds.com/shoc for more recent performance information.
Annual Shareholder Report: June 30, 2026

Fund Name: Strive U.S. Semiconductor ETF Ticker: SHOC Listed on: New York Stock Exchange	June 30, 2026 Annual Shareholder Report https://www.strivefunds.com/shoc

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The U.S.-listed Semiconductor industry saw strong positive returns over the Period. The strong returns in this industry were driven by increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. Within the industry, companies that develop the most advanced chip designs benefited from robust capital investment in manufacturing capability. Other parts of the semiconductor supply chain, including materials and equipment companies, also contributed positively over the Period. Only one individual holding detracted from performance over the Period, as U.S. export restrictions pressured its China business and reduced demand from a major customer.

KEY FUND STATISTICS (as of Period End)
Net Assets	$278,143,591	Portfolio Turnover Rate*	22%
# of Portfolio Holdings	31	Advisory Fees Paid	$624,394
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INDUSTRY WEIGHTING (as a % of Net Assets)
Semiconductors	69.3%
Semiconductor Materials & Equipment	24.0%
Application Software	2.9%
Electronic Manufacturing Services	0.9%
Electronic Equipment & Instruments	0.9%
Cash & Cash Equivalents	2.0%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	17.3%
Micron Technology, Inc.	13.8%
Broadcom, Inc.	9.5%
Applied Materials, Inc.	6.5%
KLA Corp.	5.1%
Advanced Micro Devices, Inc.	5.0%
ASML Holding NV	4.9%
Lam Research Corp.	4.9%
Intel Corp.	4.5%
Marvell Technology, Inc.	4.1%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/shoc. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2026

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	STXD		STXG		STXV
	FYE 6/30/2026	FYE 6/30/2025	FYE 6/30/2026	FYE 6/30/2025	FYE 6/30/2026	FYE 6/30/2025
(a) Audit Fees	$8,750	$8,750	$8,750	$8,750	$8,750	$8,750
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)Tax Fees	$2,250	$2,250	$2,250	$2,250	$2,250	$2,250
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

	STXF		STXE		BUXX
	FYE 6/30/2026	FYE 6/30/2025	FYE 6/30/2026	FYE 6/30/2025	FYE 6/30/2026	FYE 6/30/2025
(a) Audit Fees	$8,750	$8,750	$8,750	$8,750	$8,750	$8,750
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c) Tax Fees	$2,250	$2,250	$2,250	$2,250	$2,250	$2,250
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

	FTWO		STXK		STXT
	FYE 6/30/2026	FYE 6/30/2025	FYE 6/30/2026	FYE 6/30/2025	FYE 6/30/2026	FYE 6/30/2025
(a) Audit Fees	$8,750	$8,750	$8,750	$8,750	$8,750	$8,750
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c) Tax Fees	$2,250	$2,250	$2,250	$2,250	$2,250	$2,250
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

	DRLL		SHOC
	FYE 6/30/2026	FYE 6/30/2025	FYE 6/30/2026	FYE 6/30/2025
(a) Audit Fees	$8,750	$8,750	$8,750	$8,750
(b) Audit-Related Fees	N/A	N/A	N/A	N/A
(c) Tax Fees	$2,250	$2,250	$2,250	$2,250
(d) All Other Fees	N/A	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments
(a)

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 97.0%
Communication Services - 0.1%
Movies & Entertainment - 0.0% (a)
Warner Music Group Corp. - Class A	638	$17,270

Publishing - 0.1%
New York Times Co. - Class A	704	49,266
Total Communication Services		66,536

Consumer Discretionary - 7.7%
Apparel Retail - 1.6%
Ross Stores, Inc.	1,417	301,609
TJX Cos., Inc.	4,934	747,501
		1,049,110
Apparel, Accessories & Luxury Goods - 0.3%
Ralph Lauren Corp.	167	67,035
Tapestry, Inc.	923	135,109
		202,144
Broadline Retail - 0.3%
eBay, Inc.	2,003	223,835

Consumer Electronics - 0.3%
Garmin Ltd.	725	172,217

Distributors - 0.0% (a)
Pool Corp.	150	32,235

Footwear - 0.3%
NIKE, Inc. - Class B	5,197	213,337

Home Improvement Retail - 3.1%
Home Depot, Inc.	4,407	1,554,261
Lowe's Cos., Inc.	2,489	548,799
		2,103,060
Homefurnishing Retail - 0.2%
Williams-Sonoma, Inc.	537	125,175

Hotels, Resorts & Cruise Lines - 0.0% (a)
Wyndham Hotels & Resorts, Inc.	332	27,958

Other Specialty Retail - 0.1%
Tractor Supply Co.	2,392	75,611

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Restaurants - 1.4%
Darden Restaurants, Inc.	510	$105,065
Domino's Pizza, Inc.	120	35,525
Starbucks Corp.	5,053	516,366
Texas Roadhouse, Inc.	296	57,196
Wingstop, Inc.	94	16,301
Yum! Brands, Inc.	1,232	196,947
		927,400
Specialized Consumer Services - 0.1%
Service Corp. International	616	46,791
Total Consumer Discretionary		5,198,873

Consumer Staples - 3.5%
Consumer Staples Merchandise Retail - 2.7%
Costco Wholesale Corp.	1,975	1,847,553

Food Retail - 0.2%
Casey's General Stores, Inc.	164	130,346

Packaged Foods & Meats - 0.6%
McCormick & Co., Inc.	1,148	57,882
Mondelez International, Inc. - Class A	5,721	330,903
		388,785
Total Consumer Staples		2,366,684

Energy - 0.2%
Oil & Gas Exploration & Production - 0.2%
Texas Pacific Land Corp.	260	113,787

Oil & Gas Storage & Transportation - 0.0% (a)
Hess Midstream LP - Class A	584	21,958
Total Energy		135,745

Financials - 22.9%
Asset Management & Custody Banks - 2.3%
Ameriprise Financial, Inc.	411	188,550
Ares Management Corp. - Class A	953	106,079
Bank of New York Mellon Corp.	3,030	438,168
Blackrock, Inc.	621	597,129
Hamilton Lane, Inc. - Class A	123	9,696
State Street Corp.	1,166	197,754
		1,537,376
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Diversified Banks - 5.1%
First Citizens BancShares, Inc. - Class A	38	$79,070
JPMorgan Chase & Co.	10,350	3,387,866
		3,466,936
Financial Exchanges & Data - 3.0%
Cboe Global Markets, Inc.	464	112,599
CME Group, Inc.	1,597	352,666
FactSet Research Systems, Inc.	164	37,733
Intercontinental Exchange, Inc.	2,517	309,868
Moody's Corp.	682	308,891
Morningstar, Inc.	78	12,170
MSCI, Inc.	322	180,333
Nasdaq, Inc.	2,261	178,212
S&P Global, Inc.	1,344	547,357
		2,039,829
Insurance Brokers - 1.5%
Aon PLC - Class A	923	306,150
Arthur J Gallagher & Co.	1,133	260,103
Brown & Brown, Inc.	1,328	85,191
Marsh & McLennan Cos., Inc.	2,175	362,507
		1,013,951
Investment Banking & Brokerage - 3.9%
Goldman Sachs Group, Inc.	1,326	1,341,077
Houlihan Lokey, Inc.	243	32,593
Morgan Stanley	5,296	1,107,076
Raymond James Financial, Inc.	781	118,735
		2,599,481
Property & Casualty Insurance - 0.4%
Cincinnati Financial Corp.	681	126,080
Kinsale Capital Group, Inc.	98	32,321
W R Berkley Corp.	1,252	88,304
		246,705
Regional Banks - 0.1%
First Financial Bankshares, Inc.	426	14,740
Western Alliance Bancorp	470	38,634
		53,374
Transaction & Payment Processing Services - 6.6%
Mastercard, Inc. - Class A	3,624	1,861,286
Visa, Inc. - Class A	7,455	2,557,736
		4,419,022
Total Financials		15,376,674

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Health Care - 12.7%
Biotechnology - 1.3%
Amgen, Inc.	2,388	$864,743

Health Care Distributors - 0.6%
McKesson Corp.	542	409,535

Health Care Equipment - 2.1%
Abbott Laboratories	7,600	689,624
ResMed, Inc.	645	125,697
STERIS PLC	442	93,072
Stryker Corp.	1,551	488,317
		1,396,710
Health Care Facilities - 0.4%
HCA Healthcare, Inc.	706	275,262

Health Care Services - 0.0% (a)
Chemed Corp.	47	21,890

Life Sciences Tools & Services - 2.1%
Danaher Corp.	2,865	545,725
Thermo Fisher Scientific, Inc.	1,667	835,767
		1,381,492
Pharmaceuticals - 6.2%
Eli Lilly & Co.	3,302	3,960,518
Royalty Pharma PLC - Class A	1,716	96,216
Zoetis, Inc.	1,795	128,989
		4,185,723
Total Health Care		8,535,355

Industrials - 16.1%
Aerospace & Defense - 3.4%
HEICO Corp.	192	68,388
HEICO Corp. - Class A	335	86,400
Howmet Aerospace, Inc.	1,775	477,227
Moog, Inc. - Class A	125	52,980
Northrop Grumman Corp.	629	320,356
RTX Corp.	5,952	1,129,273
Woodward, Inc.	269	114,443
		2,249,067
Agricultural & Farm Machinery - 1.1%
Deere & Co.	1,118	709,181
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Toro Co.	440	$42,865
		752,046
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	603	98,277

Building Products - 2.2%
Advanced Drainage Systems, Inc.	349	54,779
Allegion PLC	385	54,089
Armstrong World Industries, Inc.	184	29,517
Carlisle Cos., Inc.	176	63,844
Carrier Global Corp.	3,506	257,165
Johnson Controls International PLC	2,732	399,173
Lennox International, Inc.	139	79,640
Masco Corp.	938	76,325
Trane Technologies PLC	982	482,319
		1,496,851
Cargo Ground Transportation - 0.5%
JB Hunt Transport Services, Inc.	341	98,696
Landstar System, Inc.	151	31,228
Old Dominion Freight Line, Inc.	838	181,511
		311,435
Construction & Engineering - 1.4%
Comfort Systems USA, Inc.	155	307,202
EMCOR Group, Inc.	196	162,657
Quanta Services, Inc.	657	473,066
		942,925
Construction Machinery & Heavy Transportation Equipment - 1.1%
Allison Transmission Holdings, Inc.	375	42,278
Cummins, Inc.	611	435,771
PACCAR, Inc.	2,309	277,357
		755,406
Data Processing & Outsourced Services - 0.2%
Broadridge Financial Solutions, Inc.	528	72,310
Genpact Ltd.	773	21,257
SS&C Technologies Holdings, Inc.	958	59,444
		153,011
Electrical Components & Equipment - 0.6%
AMETEK, Inc.	1,019	246,537
Hubbell, Inc.	239	125,044
		371,581
Environmental & Facilities Services - 1.0%
Republic Services, Inc.	886	188,789
Rollins, Inc.	1,431	59,730
Tetra Tech, Inc.	1,178	34,032
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Waste Management, Inc.	1,786	$398,064
		680,615
Human Resource & Employment Services - 0.8%
Automatic Data Processing, Inc.	1,783	399,303
Paychex, Inc.	1,430	140,612
		539,915
Industrial Machinery & Supplies & Components - 1.8%
Graco, Inc.	745	56,329
ITT, Inc.	388	76,731
Lincoln Electric Holdings, Inc.	247	65,581
Mueller Industries, Inc.	490	60,236
Otis Worldwide Corp.	1,729	123,796
Parker-Hannifin Corp.	560	547,747
Snap-on, Inc.	230	92,552
Watts Water Technologies, Inc. - Class A	109	42,668
Xylem, Inc.	1,075	127,076
		1,192,716
Rail Transportation - 0.6%
CSX Corp.	8,246	391,932

Research & Consulting Services - 0.3%
Booz Allen Hamilton Holding Corp.	542	32,883
Jacobs Solutions, Inc.	530	66,780
Verisk Analytics, Inc.	629	112,924
		212,587
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc.	164	55,457
Fastenal Co.	5,091	244,521
Watsco, Inc.	155	64,593
WW Grainger, Inc.	198	269,359
		633,930
Total Industrials		10,782,294

Information Technology - 28.8% (b)
Application Software - 0.7%
Intuit, Inc.	1,210	315,810
Roper Technologies, Inc.	480	162,427
		478,237
Communications Equipment - 0.5%
Motorola Solutions, Inc.	737	306,069

Electronic Components - 1.5%
Amphenol Corp. - Class A	5,409	953,715
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Littelfuse, Inc.	109	$49,631
		1,003,346
Electronic Equipment & Instruments - 0.1%
Cognex Corp.	758	54,894

Electronic Manufacturing Services - 0.4%
TE Connectivity PLC	1,302	262,496

IT Consulting & Other Services - 0.5%
Accenture PLC - Class A	2,731	339,846

Semiconductor Materials & Equipment - 10.0%
Amkor Technology, Inc.	536	46,219
Applied Materials, Inc.	3,509	2,537,007
KLA Corp.	5,830	1,758,969
Lam Research Corp.	5,542	2,401,515
		6,743,710
Semiconductors - 9.1%
Analog Devices, Inc.	2,165	859,873
Broadcom, Inc.	9,312	3,517,608
Microchip Technology, Inc.	2,351	214,411
Monolithic Power Systems, Inc.	205	283,384
Texas Instruments, Inc.	4,030	1,201,222
Universal Display Corp.	193	16,712
		6,093,210
Systems Software - 6.0%
Dolby Laboratories, Inc. - Class A	189	9,938
Microsoft Corp.	7,857	2,930,818
Oracle Corp.	7,587	1,111,875
		4,052,631
Total Information Technology		19,334,439

Materials - 2.9%
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	270	155,709
Vulcan Materials Co.	586	172,876
		328,585
Gold Mining - 0.1%
Royal Gold, Inc.	382	76,251

Industrial Gases - 1.6%
Linde PLC	2,070	1,074,206

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Paper & Plastic Packaging Products & Materials - 0.1%
Avery Dennison Corp.	348	$56,498

Specialty Chemicals - 0.5%
Sherwin-Williams Co.	1,023	352,239

Steel - 0.1%
Reliance, Inc.	235	87,796
Total Materials		1,975,575

Utilities - 2.1%
Electric Utilities - 1.4%
NextEra Energy, Inc.	9,248	811,697
NRG Energy, Inc.	845	123,421
		935,118
Gas Utilities - 0.2%
Atmos Energy Corp.	716	123,345

Independent Power Producers & Energy Traders - 0.3%
Vistra Corp.	1,493	236,835

Renewable Electricity - 0.0% (a)
Clearway Energy, Inc. - Class C	512	17,500

Water Utilities - 0.2%
American Water Works Co., Inc.	861	113,290
Total Utilities		1,426,088
TOTAL COMMON STOCKS (Cost $51,691,441)		65,198,263

REAL ESTATE INVESTMENT TRUSTS - 2.9%
Real Estate - 2.9%
Data Center REITs - 0.7%
Equinix, Inc.	435	453,439

Industrial REITs - 1.0%
EastGroup Properties, Inc.	215	43,544
First Industrial Realty Trust, Inc.	598	36,663
Prologis, Inc.	4,104	555,969
Rexford Industrial Realty, Inc.	1,047	35,075
		671,251
Multi-Family Residential REITs - 0.1%
Mid-America Apartment Communities, Inc.	528	73,360

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Other Specialized REITs - 0.1%
Lamar Advertising Co. - Class A	385	$60,052

Retail REITs - 0.2%
Brixmor Property Group, Inc.	1,380	43,511
Kimco Realty Corp.	3,019	76,532
		120,043
Self-Storage REITs - 0.1%
CubeSmart	1,024	40,725
National Storage Affiliates Trust	241	10,717
		51,442
Single-Family Residential REITs - 0.1%
American Homes 4 Rent - Class A	1,448	48,537
Equity LifeStyle Properties, Inc.	822	52,978
		101,515
Telecom Tower REITs - 0.6%
American Tower Corp.	2,073	339,081
SBA Communications Corp.	477	84,171
		423,252
Total Real Estate		1,954,354
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,889,993)		1,954,354

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.57% (c)	33,879	33,879
TOTAL MONEY MARKET FUNDS (Cost $33,879)		33,879

TOTAL INVESTMENTS - 100.0% (Cost $53,615,313)		$67,186,496
Other Assets in Excess of Liabilities - 0.0% (a)		8,316
TOTAL NET ASSETS - 100.0%		$67,194,812

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 98.4%
Communication Services - 11.3%
Advertising - 0.0% (a)
Trade Desk, Inc. - Class A (b)	1,280	$23,142

Alternative Carriers - 0.1%
AST SpaceMobile, Inc. (b)	3	267
Space Exploration Technologies Corp. - Class A (b)	934	159,583
		159,850
Broadcasting - 0.0% (a)
Fox Corp. - Class A	35	1,826
Fox Corp. - Class B	26	1,218
		3,044
Cable & Satellite - 0.0% (a)
EchoStar Corp. - Class A (b)	356	36,134

Interactive Home Entertainment - 0.3%
Electronic Arts, Inc.	654	134,096
ROBLOX Corp. - Class A (b)	1,378	74,936
Take-Two Interactive Software, Inc. (b)	553	138,239
		347,271
Interactive Media & Services - 9.7%
Alphabet, Inc. - Class A	16,806	6,005,960
Alphabet, Inc. - Class C	13,549	4,787,268
Match Group, Inc.	334	12,709
Meta Platforms, Inc. - Class A	6,371	3,588,721
Pinterest, Inc. - Class A (b)	1,707	35,898
Reddit, Inc. - Class A (b)	333	57,802
Snap, Inc. - Class A (b)	3,069	13,626
		14,501,984
Movies & Entertainment - 1.2%
Liberty Media Corp.-Liberty Formula One - Class A (b)	42	3,677
Liberty Media Corp.-Liberty Formula One - Class C (b)	587	55,847
Live Nation Entertainment, Inc. (b)	439	80,385
Madison Square Garden Sports Corp. (b)	71	28,531
Netflix, Inc. (b)	12,080	862,512
Roku, Inc. (b)	308	42,547
Spotify Technology SA (b)	403	185,029
TKO Group Holdings, Inc.	169	34,021
Walt Disney Co.	2,217	213,386
Warner Bros Discovery, Inc. (b)	6,954	185,394
Warner Music Group Corp. - Class A	340	9,204
		1,700,533
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Publishing - 0.0% (a)
New York Times Co. - Class A	389	$27,223
News Corp. - Class A	340	8,442
News Corp. - Class B	68	1,908
		37,573
Wireless Telecommunication Services - 0.0% (a)
T-Mobile US, Inc.	248	41,597
Total Communication Services		16,851,128

Consumer Discretionary - 11.2%
Apparel Retail - 0.5%
Burlington Stores, Inc. (b)	160	50,688
Ross Stores, Inc.	788	167,726
TJX Cos., Inc.	3,226	488,739
		707,153
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (b)	177	20,210
Ralph Lauren Corp.	81	32,514
Tapestry, Inc.	462	67,628
		120,352
Automobile Manufacturers - 2.8%
Lucid Group, Inc. (b)	271	1,813
Rivian Automotive, Inc. - Class A (b)	2,539	44,051
Tesla, Inc. (b)	9,738	4,095,803
		4,141,667
Automotive Retail - 0.4%
AutoZone, Inc. (b)	54	172,581
Carvana Co. (b)	1,915	126,045
O'Reilly Automotive, Inc. (b)	2,398	220,832
Valvoline, Inc. (b)	307	12,139
		531,597
Broadline Retail - 4.6%
Amazon.com, Inc. (b)	28,238	6,730,245
eBay, Inc.	571	63,809
Etsy, Inc. (b)	324	24,407
Ollie's Bargain Outlet Holdings, Inc. (b)	193	14,838
		6,833,299
Casinos & Gaming - 0.1%
Caesars Entertainment, Inc. (b)	606	18,289
Churchill Downs, Inc.	151	13,536
DraftKings, Inc. - Class A (b)	1,518	38,345
Flutter Entertainment PLC (b)	434	44,342
Las Vegas Sands Corp.	1,027	47,437
MGM Resorts International (b)	371	17,737
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Sportradar Group AG - Class A (b)	458	$6,856
Wynn Resorts Ltd.	90	8,738
		195,280
Computer & Electronics Retail - 0.0% (a)
GameStop Corp. - Class A (b)	1,292	28,527

Consumer Electronics - 0.1%
Garmin Ltd.	357	84,802

Distributors - 0.0% (a)
Genuine Parts Co.	28	3,303
Pool Corp.	12	2,579
		5,882
Education Services - 0.0% (a)
Bright Horizons Family Solutions, Inc. (b)	159	11,270
Duolingo, Inc. (b)	99	11,387
		22,657
Footwear - 0.1%
Deckers Outdoor Corp. (b)	301	29,886
NIKE, Inc. - Class B	1,594	65,434
On Holding AG - Class A (b)	592	20,969
		116,289
Home Furnishings - 0.0% (a)
Somnigroup International, Inc.	408	31,987

Home Improvement Retail - 0.5%
Floor & Decor Holdings, Inc. - Class A (b)	290	17,215
Home Depot, Inc.	1,574	555,118
Lowe's Cos., Inc.	641	141,334
		713,667
Homebuilding - 0.0% (a)
Installed Building Products, Inc.	57	13,101
NVR, Inc. (b)	5	34,067
TopBuild Corp. (b)	89	31,553
		78,721
Homefurnishing Retail - 0.0% (a)
RH (b)	13	2,142
Wayfair, Inc. - Class A (b)	214	19,778
Williams-Sonoma, Inc.	213	49,650
		71,570
Hotels, Resorts & Cruise Lines - 1.0%
Airbnb, Inc. - Class A (b)	1,156	165,424
Booking Holdings, Inc.	2,242	399,614
Carnival Corp. Ltd.	2,994	85,539
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Choice Hotels International, Inc.	51	$5,624
Expedia Group, Inc.	332	84,952
Hilton Worldwide Holdings, Inc.	697	230,331
Hyatt Hotels Corp. - Class A	123	23,842
Marriott International, Inc. - Class A	611	226,430
Norwegian Cruise Line Holdings Ltd. (b)	1,351	28,520
Royal Caribbean Cruises Ltd.	687	218,143
Viking Holdings Ltd. (b)	293	30,668
Wyndham Hotels & Resorts, Inc.	25	2,105
		1,501,192
Household Appliances - 0.0% (a)
SharkNinja, Inc. (b)	149	22,688

Leisure Facilities - 0.0% (a)
Planet Fitness, Inc. - Class A (b)	307	16,016

Leisure Products - 0.0% (a)
Hasbro, Inc.	9	743
YETI Holdings, Inc. (b)	154	7,632
		8,375
Other Specialty Retail - 0.1%
Chewy, Inc. - Class A (b)	287	5,639
Five Below, Inc. (b)	149	26,789
Tractor Supply Co.	1,248	39,449
Ulta Beauty, Inc. (b)	116	52,314
		124,191
Restaurants - 0.9%
Aramark	256	14,566
Cava Group, Inc. (b)	168	13,185
Chipotle Mexican Grill, Inc. (b)	4,105	139,570
Darden Restaurants, Inc.	124	25,545
Domino's Pizza, Inc.	70	20,723
DoorDash, Inc. - Class A (b)	1,041	192,096
Dutch Bros, Inc. - Class A (b)	399	28,652
McDonald's Corp.	1,621	438,173
Starbucks Corp.	3,012	307,796
Texas Roadhouse, Inc.	174	33,622
Wingstop, Inc.	67	11,618
Yum! Brands, Inc.	818	130,766
		1,356,312
Specialized Consumer Services - 0.0% (a)
Liberty Live Holdings, Inc. - Class A (b)	32	3,240
Liberty Live Holdings, Inc. - Class C (b)	137	14,473
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Service Corp. International	278	$21,117
		38,830
Total Consumer Discretionary		16,751,054

Consumer Staples - 3.3%
Consumer Staples Merchandise Retail - 1.7%
BJ's Wholesale Club Holdings, Inc. (b)	132	11,513
Costco Wholesale Corp.	1,301	1,217,046
Walmart, Inc.	11,041	1,250,504
		2,479,063
Food Distributors - 0.0% (a)
Sysco Corp.	117	9,779
US Foods Holding Corp. (b)	309	31,595
		41,374
Food Retail - 0.1%
Casey's General Stores, Inc.	101	80,274
Maplebear, Inc. (b)	336	15,910
Sprouts Farmers Market, Inc. (b)	26	2,199
		98,383
Household Products - 0.4%
Church & Dwight Co., Inc.	570	55,222
Clorox Co.	19	1,813
Colgate-Palmolive Co.	1,417	129,911
Procter & Gamble Co.	2,627	385,223
		572,169
Packaged Foods & Meats - 0.1%
Hershey Co.	300	52,635
Marzetti Co.	24	2,740
McCormick & Co., Inc.	305	15,378
Mondelez International, Inc. - Class A	692	40,025
		110,778
Personal Care Products - 0.0% (a)
BellRing Brands, Inc. (b)	344	4,451
elf Beauty, Inc. (b)	143	10,582
Estee Lauder Cos., Inc. - Class A	291	22,975
		38,008
Soft Drinks & Non-alcoholic Beverages - 0.6%
Celsius Holdings, Inc. (b)	569	16,660
Coca-Cola Co.	7,175	583,112
Coca-Cola Consolidated, Inc.	90	17,183
Monster Beverage Corp. (b)	2,069	198,872
PepsiCo, Inc.	873	118,204
Primo Brands Corp.	176	4,302
		938,333
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Tobacco - 0.4%
Philip Morris International, Inc.	3,267	$591,033
Total Consumer Staples		4,869,141

Energy - 0.5%
Coal & Consumable Fuels - 0.0% (a)
Uranium Energy Corp. (b)	1,085	11,566

Integrated Oil & Gas - 0.1%
Exxon Mobil Corp.	699	95,568

Oil & Gas Drilling - 0.0% (a)
Noble Corp. PLC	138	5,147
Transocean Ltd. (b)	530	2,592
		7,739
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co.	2,134	118,437
Halliburton Co.	255	8,657
SLB Ltd.	1,504	69,921
Weatherford International PLC	174	14,181
		211,196
Oil & Gas Exploration & Production - 0.1%
EQT Corp.	573	30,466
Texas Pacific Land Corp.	168	73,524
Venture Global, Inc. - Class A	104	1,157
Viper Energy, Inc. - Class A	107	4,537
		109,684
Oil & Gas Storage & Transportation - 0.2%
Antero Midstream Corp.	21	478
Cheniere Energy, Inc.	275	65,728
DT Midstream, Inc.	124	18,196
Hess Midstream LP - Class A	298	11,205
Kinetik Holdings, Inc.	137	6,622
Targa Resources Corp.	365	97,871
Williams Cos., Inc.	2,213	164,514
		364,614
Total Energy		800,367

Financials - 7.8%
Asset Management & Custody Banks - 0.5%
Ameriprise Financial, Inc.	67	30,737
Ares Management Corp. - Class A	548	60,998
Bank of New York Mellon Corp.	517	74,763
Blackrock, Inc.	271	260,583
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Blackstone, Inc.	780	$91,783
Blue Owl Capital, Inc. - Class A	1,507	13,186
Galaxy Digital, Inc. - Class A (b)	355	9,706
Hamilton Lane, Inc. - Class A	66	5,203
KKR & Co., Inc.	1,247	114,450
Northern Trust Corp.	22	3,824
SEI Investments Co.	126	11,051
State Street Corp.	278	47,149
TPG, Inc.	68	2,757
		726,190
Commercial & Residential Mortgage Finance - 0.0% (a)
Rocket Cos., Inc. - Class A (b)	332	5,229
UWM Holdings Corp.	94	215
		5,444
Consumer Finance - 0.3%
American Express Co.	1,232	416,724
SoFi Technologies, Inc. (b)	2,836	50,849
Upstart Holdings, Inc. (b)	260	9,212
		476,785
Diversified Banks - 1.6%
Citigroup, Inc.	590	82,577
First Citizens BancShares, Inc. - Class A	3	6,242
JPMorgan Chase & Co.	6,774	2,217,334
Wells Fargo & Co.	1,927	159,247
		2,465,400
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	1,135	134,282

Financial Exchanges & Data - 0.9%
Cboe Global Markets, Inc.	299	72,558
CME Group, Inc.	668	147,515
Coinbase Global, Inc. - Class A (b)	618	90,345
FactSet Research Systems, Inc.	94	21,628
Intercontinental Exchange, Inc.	1,403	172,723
MarketAxess Holdings, Inc.	66	7,490
Moody's Corp.	474	214,684
Morningstar, Inc.	74	11,546
MSCI, Inc.	232	129,929
Nasdaq, Inc.	1,441	113,580
S&P Global, Inc.	850	346,171
Tradeweb Markets, Inc. - Class A	315	31,393
		1,359,562
Insurance Brokers - 0.4%
Aon PLC - Class A	487	161,533
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Arthur J Gallagher & Co.	694	$159,321
Brown & Brown, Inc.	828	53,116
Marsh & McLennan Cos., Inc.	816	136,003
Ryan Specialty Holdings, Inc.	285	10,762
Willis Towers Watson PLC	119	31,103
		551,838
Investment Banking & Brokerage - 0.8%
Charles Schwab Corp.	3,364	310,396
Evercore, Inc. - Class A	25	8,536
Goldman Sachs Group, Inc.	105	106,194
Houlihan Lokey, Inc.	147	19,717
Interactive Brokers Group, Inc. - Class A	1,262	109,845
LPL Financial Holdings, Inc.	229	64,505
Morgan Stanley	1,454	303,944
PJT Partners, Inc. - Class A	71	10,717
Raymond James Financial, Inc.	241	36,639
Robinhood Markets, Inc. - Class A (b)	2,204	221,017
		1,191,510
Multi-Sector Holdings - 0.9%
Berkshire Hathaway, Inc. - Class B (b)	2,601	1,301,514

Property & Casualty Insurance - 0.2%
Cincinnati Financial Corp.	62	11,479
Erie Indemnity Co. - Class A	75	17,981
Kinsale Capital Group, Inc.	60	19,789
Markel Group, Inc. (b)	1	1,953
Progressive Corp.	831	181,532
RLI Corp.	146	8,624
W R Berkley Corp.	103	7,264
		248,622
Regional Banks - 0.0% (a)
Commerce Bancshares, Inc.	77	4,447
Cullen/Frost Bankers, Inc.	23	3,554
First Financial Bankshares, Inc.	135	4,671
Pinnacle Financial Partners, Inc.	40	4,035
TFS Financial Corp.	3	53
Western Alliance Bancorp	54	4,439
		21,199
Transaction & Payment Processing Services - 2.1%
Affirm Holdings, Inc. (b)	604	49,256
Block, Inc. (b)	1,650	125,400
Chime Financial, Inc. - Class A (b)	598	12,247
Corpay, Inc. (b)	170	56,656
Jack Henry & Associates, Inc.	174	23,967
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Mastercard, Inc. - Class A	2,343	$1,203,365
Shift4 Payments, Inc. - Class A (b)	200	9,728
Toast, Inc. - Class A (b)	1,564	43,510
Visa, Inc. - Class A	4,792	1,644,087
WEX, Inc. (b)	76	10,723
		3,178,939
Total Financials		11,661,285

Health Care - 6.5%
Biotechnology - 1.4%
AbbVie, Inc.	1,985	499,505
Alnylam Pharmaceuticals, Inc. (b)	379	114,090
Amgen, Inc.	576	208,581
Atrium Therapeutics, Inc. (b)	44	592
BioMarin Pharmaceutical, Inc. (b)	254	14,534
Bridgebio Pharma, Inc. (b)	511	38,059
CRISPR Therapeutics AG (b)	90	4,909
Cytokinetics, Inc. (b)	326	27,772
Exelixis, Inc. (b)	876	47,663
Gilead Sciences, Inc.	1,198	151,355
Halozyme Therapeutics, Inc. (b)	345	27,003
Incyte Corp. (b)	259	29,360
Insmed, Inc. (b)	593	63,226
Ionis Pharmaceuticals, Inc. (b)	344	27,276
Madrigal Pharmaceuticals, Inc. (b)	47	25,237
Moderna, Inc. (b)	481	33,684
Natera, Inc. (b)	314	85,235
Neurocrine Biosciences, Inc. (b)	284	47,864
Regeneron Pharmaceuticals, Inc.	82	51,130
Revolution Medicines, Inc. (b)	52	9,739
Roivant Sciences Ltd. (b)	1,353	47,883
Summit Therapeutics, Inc. (b)	10	146
United Therapeutics Corp. (b)	130	70,438
Vaxcyte, Inc. (b)	307	17,846
Vertex Pharmaceuticals, Inc. (b)	761	378,011
		2,021,138
Health Care Distributors - 0.0% (a)
McKesson Corp.	25	18,890

Health Care Equipment - 1.2%
Abbott Laboratories	1,454	131,936
Becton Dickinson & Co.	117	17,706
Boston Scientific Corp. (b)	4,440	189,499
Dexcom, Inc. (b)	1,132	76,240
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Edwards Lifesciences Corp. (b)	1,731	$156,586
GE HealthCare Technologies, Inc.	463	29,637
Glaukos Corp. (b)	157	21,942
Globus Medical, Inc. - Class A (b)	297	23,466
IDEXX Laboratories, Inc. (b)	233	122,661
Insulet Corp. (b)	224	34,104
Intuitive Surgical, Inc. (b)	1,055	419,552
Medtronic PLC	483	37,785
Penumbra, Inc. (b)	105	33,154
ResMed, Inc.	465	90,619
STERIS PLC	286	60,223
Stryker Corp.	1,041	327,749
		1,772,859
Health Care Facilities - 0.1%
Encompass Health Corp.	191	19,306
Ensign Group, Inc.	135	21,641
HCA Healthcare, Inc.	235	91,624
		132,571
Health Care Services - 0.1%
Chemed Corp.	41	19,095
Guardant Health, Inc. (b)	314	47,110
Hims & Hers Health, Inc. (b)	542	18,791
Option Care Health, Inc. (b)	425	8,912
		93,908
Health Care Supplies - 0.0% (a)
Align Technology, Inc. (b)	52	8,770
Cooper Cos., Inc. (b)	347	24,883
Lantheus Holdings, Inc. (b)	164	18,194
Medline, Inc. (b)	233	9,190
Solventum Corp. (b)	173	13,347
		74,384
Health Care Technology - 0.1%
Doximity, Inc. - Class A (b)	282	5,849
Veeva Systems, Inc. - Class A (b)	443	78,619
		84,468
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	620	82,355
Bio-Rad Laboratories, Inc. - Class A (b)	5	1,468
Bio-Techne Corp.	391	27,624
Bruker Corp.	272	16,369
Charles River Laboratories International, Inc. (b)	127	28,802
Danaher Corp.	973	185,337
ICON PLC (b)	101	17,545
Illumina, Inc. (b)	369	64,881
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
IQVIA Holdings, Inc. (b)	323	$62,410
Medpace Holdings, Inc. (b)	65	34,423
Mettler-Toledo International, Inc. (b)	70	89,426
QIAGEN NV	308	12,043
Repligen Corp. (b)	144	19,647
Sotera Health Co. (b)	286	5,077
Tempus AI, Inc. - Class A (b)	303	17,553
Thermo Fisher Scientific, Inc.	812	407,104
Waters Corp. (b)	275	103,136
West Pharmaceutical Services, Inc.	193	69,287
		1,244,487
Managed Health Care - 0.0% (a)
HealthEquity, Inc. (b)	291	26,283

Pharmaceuticals - 2.8%
Elanco Animal Health, Inc. (b)	265	6,522
Eli Lilly & Co.	2,474	2,967,390
Johnson & Johnson	3,427	870,355
Merck & Co., Inc.	2,096	269,336
Royalty Pharma PLC - Class A	38	2,131
Zoetis, Inc.	726	52,170
		4,167,904
Total Health Care		9,636,892

Industrials - 10.7%
Aerospace & Defense - 2.9%
AeroVironment, Inc. (b)	117	19,313
ATI, Inc. (b)	348	68,591
Axon Enterprise, Inc. (b)	228	127,819
Boeing Co. (b)	2,249	486,841
BWX Technologies, Inc.	306	59,563
Carpenter Technology Corp.	144	88,825
Curtiss-Wright Corp.	110	83,354
FTAI Aviation Ltd.	271	73,314
General Dynamics Corp.	361	127,881
General Electric Co.	2,996	1,119,695
HEICO Corp.	97	34,550
HEICO Corp. - Class A	274	70,667
Hexcel Corp.	83	8,305
Honeywell Aerospace, Inc. (b)	539	119,052
Howmet Aerospace, Inc.	1,182	317,793
Huntington Ingalls Industries, Inc.	27	7,557
Karman Holdings, Inc. (b)	287	14,327
Kratos Defense & Security Solutions, Inc. (b)	503	25,080
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
L3Harris Technologies, Inc.	405	$117,689
Leonardo DRS, Inc.	220	9,387
Lockheed Martin Corp.	262	133,478
Moog, Inc. - Class A	73	30,940
Northrop Grumman Corp.	251	127,837
Rocket Lab Corp. (b)	1,497	152,170
RTX Corp.	3,428	650,394
StandardAero, Inc. (b)	171	5,115
Textron, Inc.	103	9,448
TransDigm Group, Inc.	155	206,466
Woodward, Inc.	151	64,241
		4,359,692
Agricultural & Farm Machinery - 0.3%
Deere & Co.	577	366,009
Toro Co.	36	3,507
		369,516
Air Freight & Logistics - 0.0% (a)
CH Robinson Worldwide, Inc.	92	17,327
Expeditors International of Washington, Inc.	56	9,127
GXO Logistics, Inc. (b)	126	6,388
		32,842
Building Products - 0.5%
A O Smith Corp.	13	815
AAON, Inc.	199	25,245
Advanced Drainage Systems, Inc.	175	27,468
Allegion PLC	161	22,619
Armstrong World Industries, Inc.	56	8,984
Carlisle Cos., Inc.	9	3,265
Carrier Global Corp.	1,130	82,886
Johnson Controls International PLC	1,204	175,916
Lennox International, Inc.	93	53,284
Masco Corp.	282	22,946
Simpson Manufacturing Co., Inc.	76	15,911
Trane Technologies PLC	667	327,604
Trex Co., Inc. (b)	304	15,212
		782,155
Cargo Ground Transportation - 0.2%
JB Hunt Transport Services, Inc.	119	34,442
Landstar System, Inc.	53	10,961
Old Dominion Freight Line, Inc.	576	124,762
Saia, Inc. (b)	64	26,954
XPO, Inc. (b)	339	69,593
		266,712
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Construction & Engineering - 0.6%
AECOM	290	$20,242
API Group Corp. (b)	877	37,141
Comfort Systems USA, Inc.	105	208,105
Dycom Industries, Inc. (b)	88	44,492
EMCOR Group, Inc.	127	105,395
Everus Construction Group, Inc. (b)	111	18,420
IES Holdings, Inc. (b)	17	12,489
MasTec, Inc. (b)	163	67,818
Quanta Services, Inc.	429	308,897
Sterling Infrastructure, Inc. (b)	93	78,061
Valmont Industries, Inc.	22	12,707
WillScot Holdings Corp.	556	16,046
		929,813
Construction Machinery & Heavy Transportation Equipment - 1.3%
Allison Transmission Holdings, Inc.	37	4,171
Caterpillar, Inc.	1,352	1,439,745
Cummins, Inc.	315	224,661
Federal Signal Corp.	188	24,156
PACCAR, Inc.	542	65,105
Westinghouse Air Brake Technologies Corp.	508	136,957
		1,894,795
Data Processing & Outsourced Services - 0.0% (a)
Broadridge Financial Solutions, Inc.	320	43,824
Genpact Ltd.	33	907
SS&C Technologies Holdings, Inc.	296	18,367
		63,098
Diversified Support Services - 0.2%
Cintas Corp.	939	159,705
Copart, Inc. (b)	2,582	72,787
		232,492
Electrical Components & Equipment - 1.1%
Acuity, Inc.	83	31,263
AMETEK, Inc.	665	160,890
Eaton Corp. PLC	1,118	476,402
Emerson Electric Co.	1,290	184,663
Generac Holdings, Inc. (b)	106	31,038
Hubbell, Inc.	189	98,885
Nextpower, Inc. - Class A (b)	433	51,588
nVent Electric PLC	474	80,395
Regal Rexnord Corp.	31	7,384
Rockwell Automation, Inc.	338	167,337
Vertiv Holdings Co. - Class A	1,082	362,275
		1,652,120
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Environmental & Facilities Services - 0.4%
Clean Harbors, Inc. (b)	130	$38,837
Republic Services, Inc.	624	132,962
Rollins, Inc.	859	35,855
Tetra Tech, Inc.	709	20,483
Veralto Corp.	677	60,036
Waste Management, Inc.	1,060	236,253
		524,426
Heavy Electrical Equipment - 0.8%
Bloom Energy Corp. - Class A (b)	765	231,566
GE Vernova, Inc.	791	929,314
NuScale Power Corp. (b)	291	2,919
		1,163,799
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	873	195,508
Paychex, Inc.	335	32,941
Paycom Software, Inc.	185	23,251
Paylocity Holding Corp. (b)	143	14,948
		266,648
Industrial Conglomerates - 0.1%
3M Co.	368	59,583
Honeywell International, Inc.	539	120,570
		180,153
Industrial Machinery & Supplies & Components - 0.8%
Chart Industries, Inc. (b)	149	31,132
Crane Co.	147	32,791
Donaldson Co., Inc.	142	12,747
Dover Corp.	187	41,940
Esab Corp.	150	14,795
Flowserve Corp.	96	7,119
Fortive Corp.	296	18,083
Gates Industrial Corp. PLC (b)	74	2,070
Graco, Inc.	356	26,917
IDEX Corp.	96	21,787
Illinois Tool Works, Inc.	534	144,431
Ingersoll Rand, Inc.	1,168	95,764
ITT, Inc.	175	34,608
Lincoln Electric Holdings, Inc.	152	40,358
Middleby Corp. (b)	60	10,321
Mueller Industries, Inc.	138	16,964
Nordson Corp.	143	43,142
Otis Worldwide Corp.	902	64,583
Parker-Hannifin Corp.	376	367,773
Pentair PLC	467	35,800
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
RBC Bearings, Inc. (b)	79	$50,881
Snap-on, Inc.	29	11,670
SPX Technologies, Inc. (b)	143	35,059
Symbotic, Inc. (b)	51	2,292
Watts Water Technologies, Inc. - Class A	48	18,790
Xylem, Inc.	641	75,773
		1,257,590
Office Services & Supplies - 0.0% (a)
MSA Safety, Inc.	53	9,253

Passenger Airlines - 0.0% (a)
Joby Aviation, Inc. (b)	1,303	11,623
Southwest Airlines Co.	449	23,087
		34,710
Passenger Ground Transportation - 0.3%
Grab Holdings Ltd. - Class A (b)	8,229	31,023
Lyft, Inc. - Class A (b)	920	13,441
Uber Technologies, Inc. (b)	5,904	426,033
		470,497
Rail Transportation - 0.3%
CSX Corp.	3,083	146,535
Norfolk Southern Corp.	272	85,568
Union Pacific Corp.	585	159,120
		391,223
Research & Consulting Services - 0.2%
Amentum Holdings, Inc. (b)	187	3,865
Booz Allen Hamilton Holding Corp.	154	9,343
CACI International, Inc. - Class A (b)	43	19,920
Equifax, Inc.	245	38,887
FTI Consulting, Inc. (b)	97	14,454
Jacobs Solutions, Inc.	2	252
Leidos Holdings, Inc.	180	18,535
Parsons Corp. (b)	213	11,159
TransUnion	567	40,904
UL Solutions, Inc.	92	9,371
Verisk Analytics, Inc.	395	70,914
		237,604
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	118	39,902
Core & Main, Inc. - Class A (b)	681	32,858
Fastenal Co.	3,415	164,023
Ferguson Enterprises, Inc.	413	98,017
MSC Industrial Direct Co., Inc. - Class A	16	1,903
QXO, Inc. (b)	1,599	27,631
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
SiteOne Landscape Supply, Inc. (b)	80	$9,153
United Rentals, Inc.	160	181,262
Watsco, Inc.	85	35,422
WESCO International, Inc.	12	4,145
WW Grainger, Inc.	125	170,050
		764,366
Total Industrials		15,883,504

Information Technology - 44.8% (c)
Application Software - 2.4%
Adobe, Inc. (b)	833	170,782
Appfolio, Inc. - Class A (b)	34	5,452
AppLovin Corp. - Class A (b)	792	408,062
Atlassian Corp. - Class A (b)	442	34,383
Aurora Innovation, Inc. (b)	2,869	19,567
Autodesk, Inc. (b)	624	121,318
Bentley Systems, Inc. - Class B	623	18,621
BILL Holdings, Inc. (b)	296	10,703
BitMine Immersion Technologies, Inc.	1,113	14,814
Cadence Design Systems, Inc. (b)	816	306,261
CCC Intelligent Solutions Holdings, Inc. (b)	834	4,303
Circle Internet Group, Inc. (b)	530	33,194
Datadog, Inc. - Class A (b)	937	243,957
Docusign, Inc. (b)	583	25,897
Dropbox, Inc. - Class A (b)	676	18,570
Dynatrace, Inc. (b)	959	42,110
Elastic NV (b)	290	16,536
Fair Isaac Corp. (b)	77	91,998
Figma, Inc. - Class A (b)	68	1,230
Freshworks, Inc. - Class A (b)	563	5,698
Guidewire Software, Inc. (b)	284	34,946
HubSpot, Inc. (b)	141	25,734
Intuit, Inc.	813	212,193
Klaviyo, Inc. - Class A (b)	66	997
Manhattan Associates, Inc. (b)	162	22,558
Nutanix, Inc. - Class A (b)	655	33,379
Palantir Technologies, Inc. - Class A (b)	6,420	749,021
Pegasystems, Inc.	154	4,615
Procore Technologies, Inc. (b)	144	5,849
PTC, Inc. (b)	372	42,263
Roper Technologies, Inc.	170	57,526
SailPoint, Inc. (b)	207	3,030
Salesforce, Inc.	2,296	359,691
Samsara, Inc. - Class A (b)	589	19,101
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
ServiceTitan, Inc. - Class A (b)	162	$11,455
SPS Commerce, Inc. (b)	103	5,889
Synopsys, Inc. (b)	531	236,863
Trimble, Inc. (b)	604	30,913
Tyler Technologies, Inc. (b)	137	40,067
Unity Software, Inc. (b)	689	19,692
Vertex, Inc. - Class A (b)	174	1,998
Workday, Inc. - Class A (b)	619	75,778
Zoom Communications, Inc. - Class A (b)	273	23,563
		3,610,577
Communications Equipment - 1.2%
Arista Networks, Inc. (b)	2,986	507,262
Ciena Corp. (b)	419	205,544
Cisco Systems, Inc.	5,316	624,417
F5, Inc. (b)	105	43,676
Lumentum Holdings, Inc. (b)	186	159,599
Motorola Solutions, Inc.	492	204,323
		1,744,821
Electronic Components - 0.9%
Amphenol Corp. - Class A	3,509	618,707
Coherent Corp. (b)	533	210,252
Corning, Inc.	1,899	485,062
Littelfuse, Inc.	40	18,213
		1,332,234
Electronic Equipment & Instruments - 0.2%
Advanced Energy Industries, Inc.	99	36,914
Cognex Corp.	419	30,344
Keysight Technologies, Inc. (b)	442	154,731
Ralliant Corp.	268	19,733
Teledyne Technologies, Inc. (b)	146	97,367
Zebra Technologies Corp. - Class A (b)	3	790
		339,879
Electronic Manufacturing Services - 0.2%
Flex Ltd. (b)	364	58,993
Jabil, Inc.	166	63,990
TE Connectivity PLC	431	86,894
TTM Technologies, Inc. (b)	258	48,251
		258,128
Internet Services & Infrastructure - 0.6%
Akamai Technologies, Inc. (b)	186	21,987
Applied Digital Corp. (b)	196	7,311
Cloudflare, Inc. - Class A (b)	827	202,847
CoreWeave, Inc. - Class A (b)	1,052	104,716
GoDaddy, Inc. - Class A (b)	415	35,225
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
MongoDB, Inc. (b)	248	$83,303
Okta, Inc. (b)	540	73,683
Snowflake, Inc. - Class A (b)	905	230,322
Twilio, Inc. - Class A (b)	421	86,865
VeriSign, Inc.	271	68,173
		914,432
IT Consulting & Other Services - 0.4%
Accenture PLC - Class A	729	90,717
Cognizant Technology Solutions Corp. - Class A	13	503
EPAM Systems, Inc. (b)	128	10,157
Gartner, Inc. (b)	237	30,720
Globant SA (b)	175	5,065
International Business Machines Corp.	1,802	506,740
		643,902
Semiconductor Materials & Equipment - 3.2%
Amkor Technology, Inc.	44	3,794
Applied Materials, Inc.	2,266	1,638,318
Enphase Energy, Inc. (b)	454	22,355
Entegris, Inc.	437	78,599
KLA Corp.	3,850	1,161,584
Lam Research Corp.	3,575	1,549,155
MKS, Inc.	133	59,158
Onto Innovation, Inc. (b)	133	50,334
Qnity Electronics, Inc.	442	72,183
Teradyne, Inc.	367	177,569
		4,813,049
Semiconductors - 18.7%
Advanced Micro Devices, Inc. (b)	4,713	2,737,829
Analog Devices, Inc.	1,304	517,910
Astera Labs, Inc. (b)	432	208,665
Broadcom, Inc.	13,492	5,096,603
Cirrus Logic, Inc. (b)	155	23,022
Credo Technology Group Holding Ltd. (b)	426	115,851
First Solar, Inc. (b)	292	68,900
GLOBALFOUNDRIES, Inc.	150	12,361
Intel Corp. (b)	3,514	490,660
Lattice Semiconductor Corp. (b)	355	54,301
MACOM Technology Solutions Holdings, Inc. (b)	185	70,368
Marvell Technology, Inc.	2,519	750,385
Microchip Technology, Inc.	693	63,202
Micron Technology, Inc.	2,572	2,968,834
Monolithic Power Systems, Inc.	139	192,148
NVIDIA Corp.	67,868	13,579,708
NXP Semiconductors NV	401	112,693
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
ON Semiconductor Corp. (b)	720	$68,069
QUALCOMM, Inc.	363	67,079
Rambus, Inc. (b)	301	39,955
Silicon Laboratories, Inc. (b)	56	12,239
SiTime Corp. (b)	51	38,023
Texas Instruments, Inc.	1,692	504,334
Universal Display Corp.	79	6,841
		27,799,980
Systems Software - 7.3%
Commvault Systems, Inc. (b)	137	19,417
Crowdstrike Holdings, Inc. - Class A (b)	710	541,829
Dolby Laboratories, Inc. - Class A	72	3,786
Fortinet, Inc. (b)	1,751	268,989
Gen Digital, Inc.	730	18,170
Gitlab, Inc. - Class A (b)	282	8,610
Microsoft Corp.	21,562	8,043,057
Monday.com Ltd. (b)	92	6,660
Nebius Group NV (b)	371	102,459
Oracle Corp.	4,886	716,043
Palo Alto Networks, Inc. (b)	2,271	774,457
Qualys, Inc. (b)	64	8,799
Rubrik, Inc. - Class A (b)	255	20,471
SentinelOne, Inc. - Class A (b)	661	11,217
ServiceNow, Inc. (b)	3,009	298,734
UiPath, Inc. - Class A (b)	1,128	12,261
Zscaler, Inc. (b)	273	38,534
		10,893,493
Technology Hardware, Storage & Peripherals - 9.7%
Apple, Inc.	41,910	12,127,078
Everpure, Inc. - Class A (b)	864	68,075
IonQ, Inc. (b)	946	50,384
NetApp, Inc.	198	30,642
Sandisk Corp. (b)	408	927,682
Seagate Technology Holdings PLC	570	550,050
Super Micro Computer, Inc. (b)	1,470	43,115
Western Digital Corp.	964	615,726
		14,412,752
Total Information Technology		66,763,247

Materials - 1.5%
Construction Materials - 0.3%
CRH PLC	1,141	122,087
Eagle Materials, Inc.	104	23,400
James Hardie Industries PLC (b)	1,595	41,757
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Martin Marietta Materials, Inc.	165	$95,156
Vulcan Materials Co.	397	117,119
		399,519
Copper - 0.1%
Freeport-McMoRan, Inc.	2,152	135,339

Diversified Metals & Mining - 0.0% (a)
MP Materials Corp. (b)	442	24,756

Fertilizers & Agricultural Chemicals - 0.1%
Corteva, Inc.	957	81,048

Gold Mining - 0.2%
Coeur Mining, Inc.	2,876	46,936
Newmont Corp.	2,887	269,646
Royal Gold, Inc.	227	45,312
		361,894
Industrial Gases - 0.4%
Air Products and Chemicals, Inc.	226	66,259
Linde PLC	1,044	541,773
		608,032
Metal, Glass & Plastic Containers - 0.0% (a)
AptarGroup, Inc.	64	8,013

Paper & Plastic Packaging Products & Materials - 0.0% (a)
Avery Dennison Corp.	37	6,007
Packaging Corp. of America	95	22,637
		28,644
Silver - 0.0% (a)
Hecla Mining Co.	1,650	25,460

Specialty Chemicals - 0.4%
Albemarle Corp.	351	47,395
Axalta Coating Systems Ltd. (b)	348	11,909
Ecolab, Inc.	751	209,236
RPM International, Inc.	281	31,233
Sherwin-Williams Co.	673	231,727
Solstice Advanced Materials, Inc.	286	25,340
		556,840
Steel - 0.0% (a)
Cleveland-Cliffs, Inc. (b)	1,344	12,620
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Reliance, Inc.	2	$747
		13,367
Total Materials		2,242,912

Real Estate - 0.1%
Real Estate Development - 0.0% (a)
Howard Hughes Holdings, Inc. (b)	48	3,431

Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (b)	798	107,483
Compass, Inc. - Class A (b)	1,615	19,913
CoStar Group, Inc. (b)	1,168	33,078
Jones Lang LaSalle, Inc. (b)	13	4,029
Zillow Group, Inc. - Class A (b)	68	2,133
Zillow Group, Inc. - Class C (b)	383	12,072
		178,708
Total Real Estate		182,139

Utilities - 0.7%
Electric Utilities - 0.5%
Alliant Energy Corp.	171	13,046
American Electric Power Co., Inc.	107	14,639
Constellation Energy Corp.	923	229,246
Entergy Corp.	189	21,709
IDACORP, Inc.	33	4,993
NextEra Energy, Inc.	3,648	320,185
NRG Energy, Inc.	288	42,065
Oklo, Inc. (b)	351	18,368
PPL Corp.	241	8,760
Southern Co.	364	34,838
TXNM Energy, Inc.	68	3,861
Xcel Energy, Inc.	18	1,445
		713,155
Gas Utilities - 0.0% (a)
Atmos Energy Corp.	203	34,971

Independent Power Producers & Energy Traders - 0.1%
Talen Energy Corp. (b)	111	42,653
Vistra Corp.	1,080	171,320
		213,973
Multi-Utilities - 0.1%
Ameren Corp.	190	21,478
CenterPoint Energy, Inc.	395	17,396
CMS Energy Corp.	92	7,038
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
NiSource, Inc.	353	$16,785
Public Service Enterprise Group, Inc.	163	13,229
WEC Energy Group, Inc.	134	15,647
		91,573
Renewable Electricity - 0.0% (a)
Clearway Energy, Inc. - Class C	85	2,905

Water Utilities - 0.0% (a)
American Water Works Co., Inc.	199	26,184
Total Utilities		1,082,761
TOTAL COMMON STOCKS (Cost $93,636,433)		146,724,430

REAL ESTATE INVESTMENT TRUSTS - 1.6%
Real Estate - 1.6%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	1,012	181,735
Equinix, Inc.	279	290,827
		472,562
Health Care REITs - 0.4%
Healthcare Realty Trust, Inc.	812	16,378
Healthpeak Properties, Inc.	59	1,262
Ventas, Inc.	1,350	119,880
Welltower, Inc.	2,043	463,700
		601,220
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts, Inc.	1,269	30,088
Ryman Hospitality Properties, Inc.	244	31,366
		61,454
Industrial REITs - 0.2%
Americold Realty Trust, Inc.	25	393
EastGroup Properties, Inc.	120	24,303
First Industrial Realty Trust, Inc.	312	19,129
Prologis, Inc.	2,146	290,719
Rexford Industrial Realty, Inc.	154	5,159
STAG Industrial, Inc.	283	10,771
		350,474
Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	115	21,699
Camden Property Trust	289	33,088
Equity Residential	437	29,685
Essex Property Trust, Inc.	86	25,077
Mid-America Apartment Communities, Inc.	161	22,369
UDR, Inc.	990	39,521
		171,439
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Office REITs - 0.0% (a)
Vornado Realty Trust	312	$12,262

Other Specialized REITs - 0.1%
Iron Mountain, Inc.	695	87,785
Lamar Advertising Co. - Class A	64	9,983
		97,768
Retail REITs - 0.2%
Agree Realty Corp.	238	18,026
Brixmor Property Group, Inc.	56	1,766
Federal Realty Investment Trust	49	6,049
Kimco Realty Corp.	191	4,842
Realty Income Corp.	1,744	108,058
Regency Centers Corp.	88	7,017
Simon Property Group, Inc.	385	86,105
		231,863
Self-Storage REITs - 0.1%
CubeSmart	323	12,846
Extra Space Storage, Inc.	297	43,154
National Storage Affiliates Trust	68	3,024
Public Storage	208	66,208
		125,232
Single-Family Residential REITs - 0.0% (a)
American Homes 4 Rent - Class A	823	27,587
Equity LifeStyle Properties, Inc.	393	25,329
Invitation Homes, Inc.	270	8,157
		61,073
Telecom Tower REITs - 0.1%
American Tower Corp.	677	110,737
Crown Castle, Inc.	132	9,996
SBA Communications Corp.	303	53,468
		174,201
Timber REITs - 0.0% (a)
Weyerhaeuser Co.	276	6,607
Total Real Estate		2,366,155
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,942,025)		2,366,155

CONTINGENT VALUE RIGHTS - 0.0% (a)
Health Care - 0.0% (a)
ABIOMED INC, Exercise Price $0.00 (b)(d)	4	—
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		—

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
RIGHTS - 0.0% (a)
Financials - 0.0% (a)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (b)(d)	32	$—
TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (a)
First American Government Obligations Fund - Class X, 3.57% (e)	29,723	29,723
TOTAL MONEY MARKET FUNDS (Cost $29,723)		29,723

TOTAL INVESTMENTS - 100.0% (Cost $95,608,181)		$149,120,308
Other Assets in Excess of Liabilities - 0.0% (a)		18,744
TOTAL NET ASSETS - 100.0%		$149,139,052

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 96.6%
Communication Services - 4.2%
Advertising - 0.1%
Omnicom Group, Inc.	1,281	$93,295

Alternative Carriers - 0.5%
AST SpaceMobile, Inc. (a)	1,311	116,495
Space Exploration Technologies Corp. - Class A (a)	1,451	247,918
		364,413
Broadcasting - 0.2%
Fox Corp. - Class A	813	42,406
Fox Corp. - Class B	539	25,247
Nexstar Media Group, Inc.	128	22,859
Paramount Skydance Corp.	3,858	38,040
		128,552
Cable & Satellite - 0.1%
Charter Communications, Inc. - Class A (a)	355	50,485
Liberty Broadband Corp. - Class A (a)	25	832
Liberty Broadband Corp. - Class C (a)	497	16,530
Sirius XM Holdings, Inc.	796	23,514
Versant Media Group, Inc.	625	22,506
		113,867
Integrated Telecommunication Services - 2.2%
AT&T, Inc.	31,743	657,080
Comcast Corp. - Class A	15,514	380,869
Verizon Communications, Inc.	17,396	736,546
		1,774,495
Interactive Home Entertainment - 0.0% (b)
Electronic Arts, Inc.	31	6,356
ROBLOX Corp. - Class A (a)	668	36,326
		42,682
Interactive Media & Services - 0.1%
Match Group, Inc.	944	35,919
People, Inc. (a)	288	13,294
Pinterest, Inc. - Class A (a)	616	12,955
		62,168
Movies & Entertainment - 0.5%
Walt Disney Co.	4,548	437,745
Warner Music Group Corp. - Class A	221	5,983
		443,728
Publishing - 0.1%
News Corp. - Class A	1,534	38,089
News Corp. - Class B	505	14,171
		52,260
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA	270	$24,505
T-Mobile US, Inc.	1,641	275,245
		299,750
Total Communication Services		3,375,210

Consumer Discretionary - 5.1%
Apparel Retail - 0.1%
Abercrombie & Fitch Co. - Class A (a)	201	18,092
Burlington Stores, Inc. (a)	5	1,584
Gap, Inc.	955	17,840
Ross Stores, Inc.	152	32,353
TJX Cos., Inc.	2	303
		70,172
Apparel, Accessories & Luxury Goods - 0.1%
Levi Strauss & Co. - Class A	281	6,977
Lululemon Athletica, Inc. (a)	178	20,324
Ralph Lauren Corp.	32	12,845
Tapestry, Inc.	90	13,174
VF Corp.	1,633	27,239
		80,559
Automobile Manufacturers - 0.8%
Ford Motor Co.	17,809	247,545
General Motors Co.	4,075	314,101
Stellantis NV (a)	5,168	29,665
Thor Industries, Inc.	219	16,460
		607,771
Automotive Parts & Equipment - 0.2%
Aptiv PLC (a)	742	45,544
BorgWarner, Inc.	923	61,287
Gentex Corp.	966	24,411
Lear Corp.	231	30,968
Versigent PLC (a)	328	13,779
		175,989
Automotive Retail - 0.2%
AutoNation, Inc. (a)	149	27,683
CarMax, Inc. (a)	654	34,590
Lithia Motors, Inc.	106	30,792
Murphy USA, Inc.	76	40,954
Penske Automotive Group, Inc.	65	11,632
		145,651
Broadline Retail - 0.2%
Dillard's, Inc. - Class A	12	6,341
eBay, Inc.	1,091	121,919
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Etsy, Inc. (a)	223	$16,799
Macy's, Inc.	1,140	26,847
		171,906
Casinos & Gaming - 0.1%
Boyd Gaming Corp.	191	16,871
Caesars Entertainment, Inc. (a)	106	3,199
Churchill Downs, Inc.	77	6,902
MGM Resorts International (a)	472	22,567
		49,539
Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	833	63,208
GameStop Corp. - Class A (a)	189	4,173
		67,381
Consumer Electronics - 0.0% (b)
Garmin Ltd.	134	31,830

Distributors - 0.1%
Genuine Parts Co.	554	65,361
LKQ Corp.	1,111	29,252
Pool Corp.	102	21,920
		116,533
Education Services - 0.0% (b)
Bright Horizons Family Solutions, Inc. (a)	7	496

Footwear - 0.2%
Crocs, Inc. (a)	190	22,922
Deckers Outdoor Corp. (a)	132	13,106
NIKE, Inc. - Class B	2,753	113,011
		149,039
Home Furnishings - 0.0% (b)
Mohawk Industries, Inc. (a)	224	27,178
Somnigroup International, Inc.	91	7,134
		34,312
Home Improvement Retail - 1.3%
Floor & Decor Holdings, Inc. - Class A (a)	94	5,580
Home Depot, Inc.	2,085	735,338
Lowe's Cos., Inc.	1,524	336,026
		1,076,944
Homebuilding - 0.6%
DR Horton, Inc.	1,168	190,244
Lennar Corp. - Class A	931	84,246
Lennar Corp. - Class B	18	1,597
NVR, Inc. (a)	5	34,067
PulteGroup, Inc.	867	118,961
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Toll Brothers, Inc.	428	$70,513
TopBuild Corp. (a)	8	2,836
		502,464
Homefurnishing Retail - 0.1%
RH (a)	50	8,236
Williams-Sonoma, Inc.	228	53,147
		61,383
Hotels, Resorts & Cruise Lines - 0.1%
Choice Hotels International, Inc.	41	4,521
Norwegian Cruise Line Holdings Ltd. (a)	563	11,885
Travel + Leisure Co.	254	19,413
Wyndham Hotels & Resorts, Inc.	233	19,621
		55,440
Household Appliances - 0.0% (b)
Whirlpool Corp.	224	8,830

Leisure Facilities - 0.0% (b)
Vail Resorts, Inc.	143	19,470

Leisure Products - 0.1%
Brunswick Corp.	286	24,092
Hasbro, Inc.	624	51,536
Mattel, Inc. (a)	1,278	17,739
YETI Holdings, Inc. (a)	203	10,061
		103,428
Other Specialty Retail - 0.2%
Bath & Body Works, Inc.	906	20,956
Dick's Sporting Goods, Inc.	271	61,465
Tractor Supply Co.	874	27,627
Ulta Beauty, Inc. (a)	21	9,471
		119,519
Restaurants - 0.5%
Aramark	572	32,547
Darden Restaurants, Inc.	303	62,421
Domino's Pizza, Inc.	22	6,513
McDonald's Corp.	710	191,920
Starbucks Corp.	547	55,898
Yum! Brands, Inc.	48	7,673
		356,972
Specialized Consumer Services - 0.1%
ADT, Inc.	2,272	14,768
H&R Block, Inc.	572	21,782
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Service Corp. International	446	$33,878
		70,428
Total Consumer Discretionary		4,076,056

Consumer Staples - 7.7%
Agricultural Products & Services - 0.4%
Archer-Daniels-Midland Co.	2,170	165,788
Bunge Global SA	723	77,166
Darling Ingredients, Inc. (a)	653	35,667
Ingredion, Inc.	261	24,719
		303,340
Brewers - 0.0% (b)
Molson Coors Beverage Co. - Class B	704	27,428

Consumer Staples Merchandise Retail - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	390	34,016
Dollar General Corp.	995	114,534
Dollar Tree, Inc. (a)	812	98,211
Target Corp.	2,039	266,314
Walmart, Inc.	2,310	261,631
		774,706
Distillers & Vintners - 0.2%
Brown-Forman Corp. - Class A	199	5,445
Brown-Forman Corp. - Class B	1,273	33,925
Constellation Brands, Inc. - Class A	595	82,759
		122,129
Food Distributors - 0.4%
Performance Food Group Co. (a)	661	73,893
Sysco Corp.	1,990	166,324
US Foods Holding Corp. (a)	458	46,831
		287,048
Food Retail - 0.2%
Albertsons Cos., Inc. - Class A	1,314	17,778
Casey's General Stores, Inc.	2	1,590
Kroger Co.	2,301	127,774
Maplebear, Inc. (a)	139	6,582
Sprouts Farmers Market, Inc. (a)	331	27,996
		181,720
Household Products - 1.7%
Church & Dwight Co., Inc.	340	32,939
Clorox Co.	536	51,156
Colgate-Palmolive Co.	1,383	126,793
Kimberly-Clark Corp.	1,502	164,875
Procter & Gamble Co.	6,450	945,828
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Reynolds Consumer Products, Inc.	345	$9,263
		1,330,854
Packaged Foods & Meats - 1.0%
Campbell's Co.	788	17,549
Conagra Brands, Inc.	1,990	26,785
General Mills, Inc.	2,331	81,119
Hershey Co.	281	49,301
Hormel Foods Corp.	1,320	32,762
J M Smucker Co.	445	50,063
JBS NV - Class A	1,677	19,872
Kraft Heinz Co.	3,951	93,323
Lamb Weston Holdings, Inc.	621	26,815
Marzetti Co.	14	1,598
McCormick & Co., Inc.	946	47,697
Mondelez International, Inc. - Class A	4,644	268,609
Pilgrim's Pride Corp.	253	7,112
Post Holdings, Inc. (a)	182	16,063
Tyson Foods, Inc. - Class A	1,231	70,475
		809,143
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	68	880
Estee Lauder Cos., Inc. - Class A	438	34,580
Kenvue, Inc.	8,582	164,002
		199,462
Soft Drinks & Non-alcoholic Beverages - 1.5%
Coca-Cola Co.	4,797	389,852
Coca-Cola Consolidated, Inc.	72	13,746
Keurig Dr Pepper, Inc.	5,884	192,584
PepsiCo, Inc.	4,733	640,848
Primo Brands Corp.	137	3,348
		1,240,378
Tobacco - 1.1%
Altria Group, Inc.	7,569	544,590
Philip Morris International, Inc.	1,830	331,065
		875,655
Total Consumer Staples		6,151,863

Energy - 10.3%
Integrated Oil & Gas - 5.0%
Chevron Corp.	8,405	1,393,213
Exxon Mobil Corp.	17,688	2,418,303
Occidental Petroleum Corp.	3,281	159,358
		3,970,874
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Oil & Gas Drilling - 0.0% (b)
Noble Corp. PLC	359	$13,391
Transocean Ltd. (a)	4,390	21,467
		34,858
Oil & Gas Equipment & Services - 0.5%
Baker Hughes Co.	1,082	60,051
Halliburton Co.	2,850	96,757
NOV, Inc.	1,431	26,545
SLB Ltd.	4,297	199,768
Weatherford International PLC	60	4,890
		388,011
Oil & Gas Exploration & Production - 2.3%
Antero Resources Corp. (a)	1,268	44,558
APA Corp.	1,553	50,581
Chord Energy Corp.	248	28,346
ConocoPhillips	5,573	579,369
Devon Energy Corp.	5,111	211,187
Diamondback Energy, Inc.	886	155,741
EOG Resources, Inc.	2,423	314,336
EQT Corp.	1,928	102,512
Expand Energy Corp.	1,123	102,406
Matador Resources Co.	449	22,351
Murphy Oil Corp.	517	16,834
Ovintiv, Inc.	1,280	67,392
Permian Resources Corp.	3,628	66,792
Range Resources Corp.	1,055	39,235
		1,801,640
Oil & Gas Refining & Marketing - 1.3%
HF Sinclair Corp.	670	46,665
Marathon Petroleum Corp.	1,340	342,598
PBF Energy, Inc. - Class A	455	20,712
Phillips 66	1,815	306,826
Valero Energy Corp.	1,349	351,333
		1,068,134
Oil & Gas Storage & Transportation - 1.2%
Antero Midstream Corp.	1,450	32,987
Cheniere Energy, Inc.	500	119,505
DT Midstream, Inc.	142	20,837
Hess Midstream LP - Class A	394	14,814
Kinder Morgan, Inc.	8,710	278,459
ONEOK, Inc.	2,853	248,040
Targa Resources Corp.	355	95,190
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Williams Cos., Inc.	1,820	$135,299
		945,131
Total Energy		8,208,648

Financials - 22.3%
Asset Management & Custody Banks - 2.1%
Affiliated Managers Group, Inc.	118	39,931
Ameriprise Financial, Inc.	297	136,252
Ares Management Corp. - Class A	233	25,935
Bank of New York Mellon Corp.	2,243	324,360
Blackrock, Inc.	204	196,158
Blackstone, Inc.	2,193	258,051
Carlyle Group, Inc.	1,134	47,753
Franklin Resources, Inc.	1,326	44,116
Invesco Ltd.	1,808	47,713
KKR & Co., Inc.	1,109	101,784
Northern Trust Corp.	723	125,687
SEI Investments Co.	251	22,015
State Street Corp.	902	152,979
T Rowe Price Group, Inc.	967	109,938
TPG, Inc.	456	18,491
		1,651,163
Commercial & Residential Mortgage Finance - 0.1%
Essent Group Ltd.	448	28,798
MGIC Investment Corp.	938	26,452
Radian Group, Inc.	660	24,862
Rocket Cos., Inc. - Class A (a)	2,072	32,634
UWM Holdings Corp.	77	176
		112,922
Consumer Finance - 1.2%
Ally Financial, Inc.	1,247	57,300
American Express Co.	403	136,315
Capital One Financial Corp.	2,804	562,538
Credit Acceptance Corp. (a)	13	8,278
OneMain Holdings, Inc.	537	32,741
SLM Corp.	907	23,527
Synchrony Financial	1,561	118,714
		939,413
Diversified Banks - 6.7%
Bank of America Corp.	29,985	1,708,545
Citigroup, Inc.	6,823	954,947
Fifth Third Bancorp	4,038	227,622
First Citizens BancShares, Inc. - Class A	31	64,504
JPMorgan Chase & Co.	1,508	493,614
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
KeyCorp	4,917	$113,337
PNC Financial Services Group, Inc.	1,812	446,151
US Bancorp	6,970	420,988
Wells Fargo & Co.	10,863	897,718
		5,327,426
Diversified Financial Services - 0.2%
Corebridge Financial, Inc.	1,050	30,061
Equitable Holdings, Inc.	1,267	55,596
Voya Financial, Inc.	452	40,920
		126,577
Financial Exchanges & Data - 0.2%
CME Group, Inc.	588	129,848
FactSet Research Systems, Inc.	96	22,088
Intercontinental Exchange, Inc.	363	44,689
MarketAxess Holdings, Inc.	39	4,426
Morningstar, Inc.	15	2,340
		203,391
Insurance Brokers - 0.4%
Aon PLC - Class A	181	60,036
Arthur J Gallagher & Co.	148	33,976
Brown & Brown, Inc.	383	24,569
Marsh & McLennan Cos., Inc.	909	151,503
Willis Towers Watson PLC	229	59,854
		329,938
Investment Banking & Brokerage - 2.8%
Charles Schwab Corp.	2,241	206,777
Evercore, Inc. - Class A	108	36,876
Goldman Sachs Group, Inc.	1,170	1,183,303
Houlihan Lokey, Inc.	87	11,669
Jefferies Financial Group, Inc.	660	32,987
Lazard, Inc.	449	18,831
Morgan Stanley	3,098	647,606
Raymond James Financial, Inc.	532	80,880
Stifel Financial Corp.	659	45,978
		2,264,907
Life & Health Insurance - 1.2%
Aflac, Inc.	2,349	275,420
F&G Annuities & Life, Inc.	63	1,675
Globe Life, Inc.	331	59,143
Lincoln National Corp.	857	30,295
MetLife, Inc.	2,460	208,141
Primerica, Inc.	142	40,356
Principal Financial Group, Inc.	964	103,900
Prudential Financial, Inc.	1,573	169,774
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Unum Group	685	$61,239
		949,943
Multi-Sector Holdings - 1.4%
Berkshire Hathaway, Inc. - Class B (a)	2,199	1,100,358

Property & Casualty Insurance - 3.3%
Allstate Corp.	1,138	270,776
American Financial Group, Inc.	311	43,521
American International Group, Inc.	2,414	179,915
Arch Capital Group Ltd. (a)	1,516	147,143
Assurant, Inc.	225	60,419
Axis Capital Holdings Ltd.	333	35,778
Chubb Ltd.	1,597	544,162
Cincinnati Financial Corp.	606	112,195
Erie Indemnity Co. - Class A	14	3,357
Fidelity National Financial, Inc.	1,099	51,829
First American Financial Corp.	450	30,866
Hanover Insurance Group, Inc.	134	28,692
Hartford Insurance Group, Inc.	1,225	162,337
Loews Corp.	764	86,492
Markel Group, Inc. (a)	43	83,979
Old Republic International Corp.	1,020	41,738
Progressive Corp.	1,333	291,194
RLI Corp.	264	15,595
Selective Insurance Group, Inc.	239	23,185
Travelers Cos., Inc.	962	317,575
W R Berkley Corp.	1,090	76,878
		2,607,626
Regional Banks - 1.9%
Bank OZK	450	23,440
BOK Financial Corp.	93	12,916
Citizens Financial Group, Inc.	1,764	123,603
Commerce Bancshares, Inc.	565	32,629
Cullen/Frost Bankers, Inc.	224	34,612
East West Bancorp, Inc.	596	76,938
First Financial Bankshares, Inc.	450	15,570
First Horizon Corp.	2,096	53,741
Flagstar Bank NA	1,206	18,018
Huntington Bancshares, Inc.	9,158	162,371
M&T Bank Corp.	663	157,801
Old National Bancorp	1,552	40,197
Pinnacle Financial Partners, Inc.	545	54,980
Popular, Inc.	295	48,433
Prosperity Bancshares, Inc.	442	32,279
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Regions Financial Corp.	3,478	$105,036
SOUTHSTATE BANK CORP	446	44,555
TFS Financial Corp.	221	3,916
Truist Financial Corp.	5,615	279,739
UMB Financial Corp.	306	43,685
United Bankshares, Inc.	619	28,369
Webster Financial Corp.	687	52,501
Western Alliance Bancorp	269	22,112
Wintrust Financial Corp.	277	44,519
Zions Bancorp NA	606	41,929
		1,553,889
Reinsurance - 0.2%
Everest Group Ltd.	201	71,803
Reinsurance Group of America, Inc.	314	66,772
RenaissanceRe Holdings Ltd.	190	60,211
		198,786
Transaction & Payment Processing Services - 0.6%
Corpay, Inc. (a)	40	13,331
Euronet Worldwide, Inc. (a)	134	9,807
Fidelity National Information Services, Inc.	2,277	88,530
Fiserv, Inc. (a)	2,209	108,351
Global Payments, Inc.	1,065	77,276
Jack Henry & Associates, Inc.	12	1,653
PayPal Holdings, Inc.	4,066	175,570
Western Union Co.	1,558	11,997
WEX, Inc. (a)	132	18,624
		505,139
Total Financials		17,871,478

Health Care - 17.2%
Biotechnology - 3.6%
AbbVie, Inc.	4,828	1,214,918
Amgen, Inc.	1,480	535,938
Biogen, Inc. (a)	611	132,013
BioMarin Pharmaceutical, Inc. (a)	137	7,839
CRISPR Therapeutics AG (a)	359	19,580
Gilead Sciences, Inc.	3,636	459,372
Halozyme Therapeutics, Inc. (a)	84	6,575
Incyte Corp. (a)	327	37,069
Ionis Pharmaceuticals, Inc. (a)	288	22,835
Moderna, Inc. (a)	951	66,598
Regeneron Pharmaceuticals, Inc.	331	206,392
Revolution Medicines, Inc. (a)	754	141,209
Roivant Sciences Ltd. (a)	422	14,935
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Summit Therapeutics, Inc. (a)	715	$10,417
United Therapeutics Corp. (a)	17	9,211
		2,884,901
Health Care Distributors - 1.2%
Cardinal Health, Inc.	1,065	253,001
Cencora, Inc.	842	238,269
Henry Schein, Inc. (a)	405	33,826
McKesson Corp.	524	395,934
		921,030
Health Care Equipment - 1.6%
Abbott Laboratories	5,497	498,798
Baxter International, Inc.	2,166	46,179
Becton Dickinson & Co.	1,076	162,831
GE HealthCare Technologies, Inc.	1,268	81,165
Medtronic PLC	4,911	384,188
STERIS PLC	92	19,372
Teleflex, Inc.	174	22,056
Zimmer Biomet Holdings, Inc.	865	74,468
		1,289,057
Health Care Facilities - 0.3%
Encompass Health Corp.	302	30,526
HCA Healthcare, Inc.	334	130,223
Tenet Healthcare Corp. (a)	392	73,336
Universal Health Services, Inc. - Class B	236	35,091
		269,176
Health Care Services - 1.5%
Chemed Corp.	27	12,575
Cigna Group	1,192	328,610
CVS Health Corp.	5,734	593,182
DaVita, Inc. (a)	164	36,487
Guardant Health, Inc. (a)	10	1,500
Labcorp Holdings, Inc.	361	101,080
Option Care Health, Inc. (a)	180	3,775
Quest Diagnostics, Inc.	485	102,796
		1,180,005
Health Care Supplies - 0.1%
Align Technology, Inc. (a)	200	33,732
Cooper Cos., Inc. (a)	346	24,812
Medline, Inc. (a)	56	2,209
Solventum Corp. (a)	410	31,631
		92,384
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	287	38,122
Avantor, Inc. (a)	2,854	28,255
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Bio-Rad Laboratories, Inc. - Class A (a)	76	$22,314
Bruker Corp.	130	7,823
Charles River Laboratories International, Inc. (a)	120	27,215
Danaher Corp.	1,451	276,386
ICON PLC (a)	218	37,869
IQVIA Holdings, Inc. (a)	155	29,949
QIAGEN NV	475	18,572
Revvity, Inc.	484	53,850
Sotera Health Co. (a)	194	3,444
Thermo Fisher Scientific, Inc.	399	200,043
Waters Corp. (a)	6	2,250
West Pharmaceutical Services, Inc.	45	16,155
		762,247
Managed Health Care - 3.1%
Centene Corp. (a)	2,223	142,695
Elevance Health, Inc.	982	379,769
Humana, Inc.	538	213,704
Molina Healthcare, Inc. (a)	234	53,516
UnitedHealth Group, Inc.	4,091	1,700,342
		2,490,026
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	9,255	533,273
Elanco Animal Health, Inc. (a)	1,634	40,213
Jazz Pharmaceuticals PLC (a)	269	64,821
Johnson & Johnson	5,487	1,393,534
Merck & Co., Inc.	7,752	996,132
Pfizer, Inc.	25,802	621,312
Royalty Pharma PLC - Class A	1,804	101,150
Viatris, Inc.	5,075	80,591
Zoetis, Inc.	634	45,559
		3,876,585
Total Health Care		13,765,411

Industrials - 8.2%
Aerospace & Defense - 1.3%
General Dynamics Corp.	547	193,769
Honeywell Aerospace, Inc. (a)	649	143,481
Huntington Ingalls Industries, Inc.	86	24,071
L3Harris Technologies, Inc.	216	62,768
Lockheed Martin Corp.	613	312,299
Northrop Grumman Corp.	230	117,141
RTX Corp.	655	124,273
Textron, Inc.	759	69,623
		1,047,425
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Agricultural & Farm Machinery - 0.3%
AGCO Corp.	239	$28,608
CNH Industrial NV	3,730	41,888
Deere & Co.	235	149,068
Toro Co.	287	27,959
		247,523
Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	350	65,919
Expeditors International of Washington, Inc.	442	72,037
FedEx Corp.	991	310,312
GXO Logistics, Inc. (a)	321	16,275
United Parcel Service, Inc. - Class B	3,382	363,565
		828,108
Building Products - 0.7%
A O Smith Corp.	299	18,753
Advanced Drainage Systems, Inc.	65	10,202
Allegion PLC	68	9,553
Builders FirstSource, Inc. (a)	469	41,966
Carlisle Cos., Inc.	155	56,226
Carrier Global Corp.	1,714	125,722
Fortune Brands Innovations, Inc.	564	30,964
Johnson Controls International PLC	813	118,788
Lennox International, Inc.	21	12,032
Masco Corp.	657	53,460
Owens Corning	347	55,159
Simpson Manufacturing Co., Inc.	51	10,677
Trex Co., Inc. (a)	163	8,157
UFP Industries, Inc.	238	21,596
		573,255
Cargo Ground Transportation - 0.3%
Fedex Freight Holding Co., Inc. (a)	485	73,235
JB Hunt Transport Services, Inc.	142	41,099
Knight-Swift Transportation Holdings, Inc.	687	53,497
Landstar System, Inc.	145	29,988
Old Dominion Freight Line, Inc.	32	6,931
U-Haul Holding Co.	453	26,138
U-Haul Holding Co. (a)	7	458
		231,346
Construction & Engineering - 0.1%
AECOM	352	24,570
Everus Construction Group, Inc. (a)	34	5,642
Fluor Corp. (a)	637	33,372
Valmont Industries, Inc.	20	11,552
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
WillScot Holdings Corp.	592	$17,085
		92,221
Construction Machinery & Heavy Transportation Equipment - 0.4%
Allison Transmission Holdings, Inc.	287	32,356
Cummins, Inc.	127	90,578
Oshkosh Corp.	262	40,212
PACCAR, Inc.	1,464	175,856
		339,002
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	97	13,284
Genpact Ltd.	758	20,845
Maximus, Inc.	240	12,902
SS&C Technologies Holdings, Inc.	689	42,753
		89,784
Electrical Components & Equipment - 0.3%
Acuity, Inc.	71	26,743
Emerson Electric Co.	366	52,393
Generac Holdings, Inc. (a)	109	31,916
Regal Rexnord Corp.	274	65,264
Sensata Technologies Holding PLC	627	29,933
		206,249
Environmental & Facilities Services - 0.1%
Republic Services, Inc.	27	5,753
Veralto Corp.	161	14,277
Waste Management, Inc.	169	37,667
		57,697
Heavy Electrical Equipment - 0.0% (b)
NuScale Power Corp. (a)	649	6,509

Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	444	99,434
Paychex, Inc.	883	86,825
Paycom Software, Inc.	51	6,410
		192,669
Industrial Conglomerates - 0.5%
3M Co.	1,770	286,581
Honeywell International, Inc.	649	145,311
		431,892
Industrial Machinery & Supplies & Components - 0.8%
Crane Co.	55	12,269
Donaldson Co., Inc.	101	9,067
Dover Corp.	267	59,883
Esab Corp.	40	3,945
Flowserve Corp.	179	13,275
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Fortive Corp.	825	$50,399
Gates Industrial Corp. PLC (a)	987	27,606
Graco, Inc.	196	14,820
IDEX Corp.	130	29,503
Illinois Tool Works, Inc.	419	113,327
Lincoln Electric Holdings, Inc.	37	9,824
Middleby Corp. (a)	147	25,285
Mueller Industries, Inc.	191	23,480
Nordson Corp.	75	22,627
Otis Worldwide Corp.	515	36,874
Pentair PLC	245	18,782
Snap-on, Inc.	143	57,543
Stanley Black & Decker, Inc.	703	66,166
Timken Co.	290	42,143
Watts Water Technologies, Inc. - Class A	1	391
		637,209
Office Services & Supplies - 0.0% (b)
MSA Safety, Inc.	16	2,793

Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	168	8,769
American Airlines Group, Inc. (a)	675	12,197
Delta Air Lines, Inc.	745	69,777
Southwest Airlines Co.	238	12,238
United Airlines Holdings, Inc. (a)	339	46,101
		149,082
Passenger Ground Transportation - 0.0% (b)
Lyft, Inc. - Class A (a)	43	628

Rail Transportation - 1.1%
CSX Corp.	4,030	191,546
Norfolk Southern Corp.	591	185,923
Union Pacific Corp.	1,827	496,944
		874,413
Research & Consulting Services - 0.3%
Amentum Holdings, Inc. (a)	688	14,221
Booz Allen Hamilton Holding Corp.	436	26,452
CACI International, Inc. - Class A (a)	22	10,192
Equifax, Inc.	153	24,284
FTI Consulting, Inc. (a)	37	5,514
Jacobs Solutions, Inc.	437	55,062
KBR, Inc.	518	17,887
Leidos Holdings, Inc.	292	30,067
Science Applications International Corp.	198	21,861
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
TransUnion	280	$20,199
		225,739
Trading Companies & Distributors - 0.4%
AerCap Holdings NV	721	105,107
Applied Industrial Technologies, Inc.	39	13,188
Core & Main, Inc. - Class A (a)	61	2,943
Ferguson Enterprises, Inc.	205	48,653
MSC Industrial Direct Co., Inc. - Class A	195	23,195
SiteOne Landscape Supply, Inc. (a)	5	572
United Rentals, Inc.	37	41,917
Watsco, Inc.	56	23,337
WESCO International, Inc.	153	52,851
		311,763
Total Industrials		6,545,307

Information Technology - 11.6%
Application Software - 0.4%
Adobe, Inc. (a)	540	110,711
Dropbox, Inc. - Class A (a)	215	5,906
Pegasystems, Inc.	21	629
Roper Technologies, Inc.	164	55,496
Strategy, Inc. - Class A (a)	1,461	127,005
Trimble, Inc. (a)	324	16,582
Zoom Communications, Inc. - Class A (a)	465	40,134
		356,463
Communications Equipment - 1.2%
Cisco Systems, Inc.	7,629	896,102
F5, Inc. (a)	58	24,126
Lumentum Holdings, Inc. (a)	24	20,593
		940,821
Electronic Components - 0.2%
Corning, Inc.	621	158,622
Littelfuse, Inc.	51	23,222
		181,844
Electronic Equipment & Instruments - 0.1%
Cognex Corp.	125	9,052
Keysight Technologies, Inc. (a)	67	23,455
Ralliant Corp.	189	13,916
Teledyne Technologies, Inc. (a)	5	3,334
Vontier Corp.	634	18,386
Zebra Technologies Corp. - Class A (a)	195	51,336
		119,479
Electronic Manufacturing Services - 0.5%
Flex Ltd. (a)	1,039	168,391
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Jabil, Inc.	248	$95,599
TE Connectivity PLC	594	119,756
		383,746
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	394	46,575
Applied Digital Corp. (a)	566	21,112
GoDaddy, Inc. - Class A (a)	103	8,742
		76,429
IT Consulting & Other Services - 0.9%
Accenture PLC - Class A	1,642	204,331
Amdocs Ltd.	486	24,563
Cognizant Technology Solutions Corp. - Class A	1,872	72,503
EPAM Systems, Inc. (a)	104	8,252
Gartner, Inc. (a)	58	7,518
Globant SA (a)	44	1,273
International Business Machines Corp.	1,357	381,602
Kyndryl Holdings, Inc. (a)	1,001	11,321
		711,363
Semiconductor Materials & Equipment - 0.2%
Amkor Technology, Inc.	421	36,303
Enphase Energy, Inc. (a)	221	10,882
MKS, Inc.	84	37,363
Qnity Electronics, Inc.	218	35,602
Teradyne, Inc.	107	51,771
		171,921
Semiconductors - 6.0%
Analog Devices, Inc.	183	72,682
Cerebras Systems, Inc. - Class A (a)	78	17,238
Cirrus Logic, Inc. (a)	95	14,110
Intel Corp. (a)	13,027	1,818,960
Microchip Technology, Inc.	1,244	113,453
Micron Technology, Inc.	1,079	1,245,479
NXP Semiconductors NV	491	137,986
ON Semiconductor Corp. (a)	600	56,724
Qorvo, Inc. (a)	375	34,976
QUALCOMM, Inc.	4,234	782,401
Silicon Laboratories, Inc. (a)	52	11,365
SiTime Corp. (a)	3	2,237
Skyworks Solutions, Inc.	678	45,969
Texas Instruments, Inc.	1,471	438,461
Universal Display Corp.	70	6,061
		4,798,102
Systems Software - 0.2%
Dolby Laboratories, Inc. - Class A	258	13,566
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Gen Digital, Inc.	2,206	$54,907
Nebius Group NV (a)	367	101,354
		169,827
Technology Distributors - 0.3%
Arrow Electronics, Inc. (a)	226	48,231
CDW Corp.	585	82,274
TD SYNNEX Corp.	321	85,816
		216,321
Technology Hardware, Storage & Peripherals - 1.5%
Dell Technologies, Inc. - Class C	1,347	581,177
Hewlett Packard Enterprise Co.	6,084	274,449
HP, Inc.	4,137	90,766
NetApp, Inc.	776	120,094
Seagate Technology Holdings PLC	117	112,905
Western Digital Corp.	17	10,858
		1,190,249
Total Information Technology		9,316,565

Materials - 3.5%
Aluminum - 0.1%
Alcoa Corp.	1,192	62,151

Commodity Chemicals - 0.2%
Dow, Inc.	3,261	89,221
LyondellBasell Industries NV - Class A	1,167	61,442
Westlake Corp.	177	12,921
		163,584
Construction Materials - 0.2%
CRH PLC	1,203	128,721
Eagle Materials, Inc.	77	17,325
James Hardie Industries PLC (a)	942	24,662
Martin Marietta Materials, Inc.	9	5,190
		175,898
Copper - 0.3%
Freeport-McMoRan, Inc.	3,056	192,192

Diversified Metals & Mining - 0.0% (b)
MP Materials Corp. (a)	145	8,121

Fertilizers & Agricultural Chemicals - 0.3%
CF Industries Holdings, Inc.	713	77,190
Corteva, Inc.	1,744	147,699
Mosaic Co.	1,354	28,691
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Scotts Miracle-Gro Co.	225	$15,325
		268,905
Gold Mining - 0.0% (b)
Newmont Corp.	264	24,658

Industrial Gases - 0.5%
Air Products and Chemicals, Inc.	590	172,976
Linde PLC	493	255,838
		428,814
Metal, Glass & Plastic Containers - 0.2%
AptarGroup, Inc.	158	19,782
Ball Corp.	1,204	75,129
Crown Holdings, Inc.	518	57,923
		152,834
Paper & Plastic Packaging Products & Materials - 0.5%
Amcor PLC	2,009	87,090
Avery Dennison Corp.	176	28,574
Graphic Packaging Holding Co.	1,152	12,177
International Paper Co.	2,394	91,211
Packaging Corp. of America	282	67,195
Smurfit Westrock PLC	2,366	109,451
Sonoco Products Co.	443	24,963
		420,661
Specialty Chemicals - 0.6%
Albemarle Corp.	59	7,967
Axalta Coating Systems Ltd. (a)	405	13,859
Celanese Corp.	477	21,942
DuPont de Nemours, Inc.	630	85,453
Eastman Chemical Co.	535	35,834
International Flavors & Fragrances, Inc.	1,116	88,410
PPG Industries, Inc.	990	120,077
RPM International, Inc.	348	38,680
Sherwin-Williams Co.	26	8,952
Solstice Advanced Materials, Inc.	300	26,580
		447,754
Steel - 0.6%
Cleveland-Cliffs, Inc. (a)	890	8,357
Commercial Metals Co.	462	28,990
Nucor Corp.	989	220,300
Reliance, Inc.	193	72,105
Steel Dynamics, Inc.	625	143,413
		473,165
Total Materials		2,818,737

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Real Estate - 0.1%
Real Estate Development - 0.0% (b)
Howard Hughes Holdings, Inc. (a)	67	$4,790

Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	221	29,767
Jones Lang LaSalle, Inc. (a)	175	54,241
Zillow Group, Inc. - Class A (a)	25	784
Zillow Group, Inc. - Class C (a)	74	2,332
		87,124
Total Real Estate		91,914

Utilities - 6.4%
Electric Utilities - 4.0%
Alliant Energy Corp.	975	74,383
American Electric Power Co., Inc.	2,420	331,080
Duke Energy Corp.	3,502	443,283
Edison International	1,743	129,766
Entergy Corp.	1,736	199,397
Evergy, Inc.	981	84,788
Eversource Energy	1,703	123,076
Exelon Corp.	4,704	219,301
FirstEnergy Corp.	2,482	117,994
IDACORP, Inc.	187	28,293
NextEra Energy, Inc.	3,491	306,405
NRG Energy, Inc.	425	62,076
OGE Energy Corp.	931	45,302
PG&E Corp.	9,966	167,628
Pinnacle West Capital Corp.	427	45,689
Portland General Electric Co.	511	26,485
PPL Corp.	2,637	95,855
Southern Co.	4,451	426,005
TXNM Energy, Inc.	429	24,359
Xcel Energy, Inc.	2,797	224,599
		3,175,764
Gas Utilities - 0.2%
Atmos Energy Corp.	456	78,555
MDU Resources Group, Inc.	737	15,632
National Fuel Gas Co.	427	32,969
UGI Corp.	883	30,499
		157,655
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	3,211	47,073

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Multi-Utilities - 2.0%
Ameren Corp.	1,085	$122,648
Black Hills Corp.	316	23,511
CenterPoint Energy, Inc.	2,555	112,522
CMS Energy Corp.	1,140	87,210
Consolidated Edison, Inc.	1,668	184,531
Dominion Energy, Inc.	3,983	271,999
DTE Energy Co.	798	121,591
NiSource, Inc.	1,540	73,227
Public Service Enterprise Group, Inc.	2,014	163,456
Sempra	2,963	274,700
WEC Energy Group, Inc.	1,343	156,822
		1,592,217
Renewable Electricity - 0.0% (b)
Clearway Energy, Inc. - Class C	237	8,101

Water Utilities - 0.1%
American Water Works Co., Inc.	569	74,869
Essential Utilities, Inc.	1,223	46,853
		121,722
Total Utilities		5,102,532
TOTAL COMMON STOCKS (Cost $63,665,770)		77,323,721

REAL ESTATE INVESTMENT TRUSTS - 3.3%
Financials - 0.2%
Mortgage REITs - 0.2%
AGNC Investment Corp.	5,062	55,176
Annaly Capital Management, Inc.	3,317	74,168
Rithm Capital Corp.	2,512	23,588
Starwood Property Trust, Inc.	1,518	24,865
Total Financials		177,797

Real Estate - 3.1%
Data Center REITs - 0.0% (b)
Digital Realty Trust, Inc.	104	18,676

Diversified REITs - 0.1%
WP Carey, Inc.	1,025	73,288

Health Care REITs - 0.2%
Alexandria Real Estate Equities, Inc.	777	41,064
Healthpeak Properties, Inc.	2,790	59,706
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Omega Healthcare Investors, Inc.	1,288	$61,412
		162,182
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts, Inc.	2,324	55,102
Ryman Hospitality Properties, Inc.	13	1,671
		56,773
Industrial REITs - 0.2%
EastGroup Properties, Inc.	14	2,835
First Industrial Realty Trust, Inc.	164	10,055
Lineage, Inc.	325	14,056
Prologis, Inc.	686	92,932
Rexford Industrial Realty, Inc.	467	15,645
STAG Industrial, Inc.	384	14,615
		150,138
Multi-Family Residential REITs - 0.4%
AvalonBay Communities, Inc.	459	86,609
Camden Property Trust	243	27,821
Equity Residential	865	58,759
Essex Property Trust, Inc.	171	49,862
Mid-America Apartment Communities, Inc.	335	46,545
UDR, Inc.	387	15,449
		285,045
Office REITs - 0.2%
BXP, Inc.	677	44,892
Cousins Properties, Inc.	728	21,825
Kilroy Realty Corp.	466	17,461
Vornado Realty Trust	770	30,261
		114,439
Other Specialized REITs - 0.3%
Gaming and Leisure Properties, Inc.	1,232	54,861
Iron Mountain, Inc.	181	22,862
Lamar Advertising Co. - Class A	254	39,619
VICI Properties, Inc.	4,914	130,467
		247,809
Retail REITs - 0.6%
Agree Realty Corp.	162	12,270
Brixmor Property Group, Inc.	1,104	34,809
Federal Realty Investment Trust	248	30,613
Kimco Realty Corp.	2,869	72,729
NNN REIT, Inc.	893	41,551
Realty Income Corp.	1,739	107,749
Regency Centers Corp.	540	43,060
Simon Property Group, Inc.	759	169,750
		512,531
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Self-Storage REITs - 0.3%
CubeSmart	834	$33,168
Extra Space Storage, Inc.	451	65,530
National Storage Affiliates Trust	116	5,159
Public Storage	382	121,594
		225,451
Single-Family Residential REITs - 0.2%
American Homes 4 Rent - Class A	988	33,118
Equity LifeStyle Properties, Inc.	287	18,497
Invitation Homes, Inc.	1,958	59,151
Sun Communities, Inc.	549	65,831
		176,597
Telecom Tower REITs - 0.4%
American Tower Corp.	1,039	169,949
Crown Castle, Inc.	1,705	129,120
SBA Communications Corp.	30	5,294
		304,363
Timber REITs - 0.1%
Rayonier, Inc.	1,377	29,303
Weyerhaeuser Co.	3,066	73,400
		102,703
Total Real Estate		2,429,995
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,499,713)		2,607,792

RIGHTS - 0.0% (b)
Financials - 0.0% (b)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(c)	2,903	—
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(c)	964	—
TOTAL RIGHTS (Cost $0)		—

TOTAL INVESTMENTS - 99.9% (Cost $66,165,483)		$79,931,513
Other Assets in Excess of Liabilities - 0.1%		71,869
TOTAL NET ASSETS - 100.0%		$80,003,382
Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 98.3%
Communication Services - 10.0%
Advertising - 0.1%
Omnicom Group, Inc.	5,499	$400,492
Trade Desk, Inc. - Class A (a)	7,435	134,425
		534,917
Alternative Carriers - 0.2%
AST SpaceMobile, Inc. (a)	3,833	340,600
Space Exploration Technologies Corp. - Class A (a)	11,086	1,894,154
		2,234,754
Broadcasting - 0.0% (b)
Fox Corp. - Class A	3,575	186,472
Fox Corp. - Class B	1,950	91,338
		277,810
Cable & Satellite - 0.0% (b)
Charter Communications, Inc. - Class A (a)	1,481	210,613
EchoStar Corp. - Class A (a)	2,320	235,480
		446,093
Integrated Telecommunication Services - 0.6%
AT&T, Inc.	120,364	2,491,535
Comcast Corp. - Class A	62,790	1,541,495
Verizon Communications, Inc.	67,651	2,864,343
		6,897,373
Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	3,909	801,501
ROBLOX Corp. - Class A (a)	9,799	532,870
Take-Two Interactive Software, Inc. (a)	2,925	731,192
		2,065,563
Interactive Media & Services - 7.8%
Alphabet, Inc. - Class A	100,532	35,927,121
Alphabet, Inc. - Class C	81,173	28,680,856
Meta Platforms, Inc. - Class A	38,053	21,434,874
Pinterest, Inc. - Class A (a)	9,862	207,398
Reddit, Inc. - Class A (a)	2,395	415,724
		86,665,973
Movies & Entertainment - 1.0%
Liberty Media Corp.-Liberty Formula One - Class A (a)	255	22,323
Liberty Media Corp.-Liberty Formula One - Class C (a)	3,586	341,172
Live Nation Entertainment, Inc. (a)	2,575	471,508
Netflix, Inc. (a)	72,905	5,205,417
Spotify Technology SA (a)	2,623	1,204,298
TKO Group Holdings, Inc.	1,129	227,279
Walt Disney Co.	31,295	3,012,144
Warner Bros Discovery, Inc. (a)	38,140	1,016,812
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Warner Music Group Corp. - Class A	2,329	$63,046
		11,563,999
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	7,685	1,289,005
Total Communication Services		111,975,487

Consumer Discretionary - 9.6%
Apparel Retail - 0.3%
Ross Stores, Inc.	5,584	1,188,554
TJX Cos., Inc.	18,478	2,799,417
		3,987,971
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	1,813	207,008
Tapestry, Inc.	3,639	532,677
		739,685
Automobile Manufacturers - 2.4%
Ford Motor Co.	68,199	947,966
General Motors Co.	15,696	1,209,848
Rivian Automotive, Inc. - Class A (a)	12,866	223,225
Stellantis NV (a)	31,790	182,474
Tesla, Inc. (a)	57,918	24,360,311
		26,923,824
Automotive Parts & Equipment - 0.0% (b)
Aptiv PLC (a)	3,952	242,574
Versigent PLC (a)	1,302	54,697
		297,271
Automotive Retail - 0.3%
AutoZone, Inc. (a)	287	917,235
Carvana Co. (a)	11,625	765,158
O'Reilly Automotive, Inc. (a)	13,437	1,237,413
		2,919,806
Broadline Retail - 3.7%
Amazon.com, Inc. (a)	168,649	40,195,803
eBay, Inc.	8,293	926,743
		41,122,546
Casinos & Gaming - 0.0% (b)
DraftKings, Inc. - Class A (a)	8,064	203,697
Flutter Entertainment PLC (a)	2,753	281,274
Las Vegas Sands Corp.	2,540	117,322
		602,293
Computer & Electronics Retail - 0.0% (b)
Best Buy Co., Inc.	3,367	255,488

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Consumer Electronics - 0.1%
Garmin Ltd.	2,684	$637,557

Distributors - 0.0% (b)
Genuine Parts Co.	2,371	279,731

Footwear - 0.1%
Deckers Outdoor Corp. (a)	2,834	281,388
NIKE, Inc. - Class B	20,173	828,102
		1,109,490
Home Improvement Retail - 0.7%
Home Depot, Inc.	17,301	6,101,717
Lowe's Cos., Inc.	9,838	2,169,180
		8,270,897
Homebuilding - 0.2%
DR Horton, Inc.	4,922	801,695
Lennar Corp. - Class A	3,711	335,808
Lennar Corp. - Class B	109	9,670
NVR, Inc. (a)	48	327,043
PulteGroup, Inc.	3,480	477,491
		1,951,707
Homefurnishing Retail - 0.0% (b)
Williams-Sonoma, Inc.	1,985	462,704

Hotels, Resorts & Cruise Lines - 0.8%
Airbnb, Inc. - Class A (a)	6,495	929,434
Booking Holdings, Inc.	13,380	2,384,851
Carnival Corp. Ltd.	16,979	485,090
Expedia Group, Inc.	2,320	593,642
Hilton Worldwide Holdings, Inc.	3,617	1,195,274
Marriott International, Inc. - Class A	3,816	1,414,171
Royal Caribbean Cruises Ltd.	4,008	1,272,660
Viking Holdings Ltd. (a)	3,065	320,814
		8,595,936
Other Specialty Retail - 0.1%
Tractor Supply Co.	9,318	294,542
Ulta Beauty, Inc. (a)	752	339,137
		633,679
Restaurants - 0.8%
Chipotle Mexican Grill, Inc. (a)	23,910	812,940
Darden Restaurants, Inc.	1,903	392,037
Domino's Pizza, Inc.	623	184,433
DoorDash, Inc. - Class A (a)	6,088	1,123,419
McDonald's Corp.	12,473	3,371,576
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Starbucks Corp.	19,400	$1,982,486
Yum! Brands, Inc.	4,800	767,328
		8,634,219
Total Consumer Discretionary		107,424,804

Consumer Staples - 4.4%
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	8,215	627,626

Consumer Staples Merchandise Retail - 1.6%
Costco Wholesale Corp.	7,595	7,104,894
Dollar General Corp.	3,736	430,051
Dollar Tree, Inc. (a)	3,124	377,848
Target Corp.	7,926	1,035,215
Walmart, Inc.	75,168	8,513,528
		17,461,536
Distillers & Vintners - 0.0% (b)
Constellation Brands, Inc. - Class A	2,620	364,416

Food Distributors - 0.1%
Sysco Corp.	8,366	699,230

Food Retail - 0.0% (b)
Kroger Co.	10,052	558,188

Household Products - 0.7%
Church & Dwight Co., Inc.	4,148	401,858
Colgate-Palmolive Co.	14,188	1,300,756
Kimberly-Clark Corp.	5,750	631,177
Procter & Gamble Co.	39,739	5,827,327
		8,161,118
Packaged Foods & Meats - 0.3%
General Mills, Inc.	9,666	336,377
Hershey Co.	2,481	435,291
Hormel Foods Corp.	4,866	120,774
Kraft Heinz Co.	15,023	354,843
McCormick & Co., Inc.	4,273	215,445
Mondelez International, Inc. - Class A	23,522	1,360,513
Tyson Foods, Inc. - Class A	4,821	276,002
		3,099,245
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	3,684	290,852
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Kenvue, Inc.	33,496	$640,108
		930,960
Soft Drinks & Non-alcoholic Beverages - 0.9%
Coca-Cola Co.	61,418	4,991,441
Keurig Dr Pepper, Inc.	19,656	643,341
Monster Beverage Corp. (a)	12,608	1,211,881
PepsiCo, Inc.	23,923	3,239,174
		10,085,837
Tobacco - 0.6%
Altria Group, Inc.	29,517	2,123,748
Philip Morris International, Inc.	27,072	4,897,596
		7,021,344
Total Consumer Staples		49,009,500

Energy - 3.0%
Integrated Oil & Gas - 1.4%
Chevron Corp.	32,118	5,323,880
Exxon Mobil Corp.	71,818	9,818,957
Occidental Petroleum Corp.	11,737	570,066
		15,712,903
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	17,103	949,216
Halliburton Co.	14,184	481,547
SLB Ltd.	26,228	1,219,340
		2,650,103
Oil & Gas Exploration & Production - 0.6%
ConocoPhillips	21,460	2,230,982
Devon Energy Corp.	19,941	823,962
Diamondback Energy, Inc.	3,226	567,066
EOG Resources, Inc.	9,830	1,275,246
EQT Corp.	10,717	569,823
Expand Energy Corp.	3,821	348,437
Texas Pacific Land Corp.	930	407,005
Venture Global, Inc. - Class A	1,185	13,189
		6,235,710
Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	4,839	1,237,187
Phillips 66	6,347	1,072,960
Valero Energy Corp.	4,818	1,254,800
		3,564,947
Oil & Gas Storage & Transportation - 0.5%
Cheniere Energy, Inc.	3,669	876,928
Kinder Morgan, Inc.	33,407	1,068,022
ONEOK, Inc.	10,146	882,093
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Targa Resources Corp.	3,655	$980,052
Williams Cos., Inc.	21,084	1,567,384
		5,374,479
Total Energy		33,538,142

Financials - 11.4%
Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	1,579	724,382
Ares Management Corp. - Class A	3,535	393,481
Bank of New York Mellon Corp.	11,034	1,595,627
Blackrock, Inc.	2,331	2,241,396
Blackstone, Inc.	13,454	1,583,132
Blue Owl Capital, Inc. - Class A	9,795	85,706
Carlyle Group, Inc.	4,573	192,569
KKR & Co., Inc.	11,673	1,071,348
Northern Trust Corp.	3,251	565,154
State Street Corp.	4,838	820,525
T Rowe Price Group, Inc.	3,691	419,630
TPG, Inc.	1,340	54,337
		9,747,287
Commercial & Residential Mortgage Finance - 0.0% (b)
Rocket Cos., Inc. - Class A (a)	16,363	257,717

Consumer Finance - 0.5%
American Express Co.	9,171	3,102,091
Capital One Financial Corp.	10,654	2,137,405
SoFi Technologies, Inc. (a)	19,506	349,743
Synchrony Financial	5,126	389,832
		5,979,071
Diversified Banks - 3.1%
Bank of America Corp.	114,615	6,530,763
Citigroup, Inc.	29,621	4,145,755
Fifth Third Bancorp	15,527	875,257
First Citizens BancShares, Inc. - Class A	166	345,411
JPMorgan Chase & Co.	46,060	15,076,820
PNC Financial Services Group, Inc.	6,745	1,660,754
US Bancorp	26,887	1,623,975
Wells Fargo & Co.	53,302	4,404,877
		34,663,612
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	7,011	829,471
Corebridge Financial, Inc.	4,325	123,825
		953,296
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Financial Exchanges & Data - 0.7%
Cboe Global Markets, Inc.	1,699	$412,296
CME Group, Inc.	6,320	1,395,646
Coinbase Global, Inc. - Class A (a)	3,524	515,173
Intercontinental Exchange, Inc.	9,935	1,223,098
Moody's Corp.	2,328	1,054,398
MSCI, Inc.	1,236	692,209
Nasdaq, Inc.	7,952	626,777
S&P Global, Inc.	5,260	2,142,188
Tradeweb Markets, Inc. - Class A	1,882	187,560
		8,249,345
Insurance Brokers - 0.4%
Aon PLC - Class A	3,544	1,175,510
Arthur J Gallagher & Co.	4,265	979,116
Brown & Brown, Inc.	4,022	258,011
Marsh & McLennan Cos., Inc.	8,473	1,412,195
Willis Towers Watson PLC	1,636	427,601
		4,252,433
Investment Banking & Brokerage - 1.3%
Charles Schwab Corp.	28,017	2,585,129
Goldman Sachs Group, Inc.	5,090	5,147,873
Interactive Brokers Group, Inc. - Class A	6,350	552,704
LPL Financial Holdings, Inc.	1,420	399,986
Morgan Stanley	20,727	4,332,772
Raymond James Financial, Inc.	3,150	478,894
Robinhood Markets, Inc. - Class A (a)	13,043	1,307,952
		14,805,310
Life & Health Insurance - 0.3%
Aflac, Inc.	8,179	958,988
MetLife, Inc.	8,597	727,392
Principal Financial Group, Inc.	3,860	416,031
Prudential Financial, Inc.	6,108	659,236
		2,761,647
Multi-Sector Holdings - 1.1%
Berkshire Hathaway, Inc. - Class B (a)	24,032	12,025,373

Property & Casualty Insurance - 0.9%
Allstate Corp.	4,405	1,048,126
American International Group, Inc.	9,346	696,557
Arch Capital Group Ltd. (a)	6,122	594,201
Chubb Ltd.	6,098	2,077,833
Cincinnati Financial Corp.	2,547	471,552
Erie Indemnity Co. - Class A	470	112,682
Hartford Insurance Group, Inc.	5,012	664,190
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Loews Corp.	2,882	$326,271
Markel Group, Inc. (a)	204	398,414
Progressive Corp.	10,155	2,218,360
Travelers Cos., Inc.	3,760	1,241,251
W R Berkley Corp.	4,752	335,159
		10,184,596
Regional Banks - 0.3%
Citizens Financial Group, Inc.	7,458	522,582
Huntington Bancshares, Inc.	34,752	616,153
M&T Bank Corp.	2,825	672,378
Regions Financial Corp.	16,213	489,633
Truist Financial Corp.	19,605	976,721
		3,277,467
Transaction & Payment Processing Services - 1.8%
Affirm Holdings, Inc. (a)	4,440	362,082
Block, Inc. (a)	9,487	721,012
Corpay, Inc. (a)	1,098	365,930
Fidelity National Information Services, Inc.	9,329	362,712
Fiserv, Inc. (a)	9,998	490,402
Global Payments, Inc.	4,283	310,774
Mastercard, Inc. - Class A	13,985	7,182,696
PayPal Holdings, Inc.	13,493	582,628
Toast, Inc. - Class A (a)	7,731	215,076
Visa, Inc. - Class A	28,619	9,818,893
		20,412,205
Total Financials		127,569,359

Health Care - 9.0%
Biotechnology - 1.8%
AbbVie, Inc.	30,930	7,783,225
Alnylam Pharmaceuticals, Inc. (a)	2,319	698,089
Amgen, Inc.	9,322	3,375,683
Biogen, Inc. (a)	2,450	529,347
Gilead Sciences, Inc.	21,745	2,747,263
Incyte Corp. (a)	2,895	328,177
Insmed, Inc. (a)	3,306	352,486
Moderna, Inc. (a)	5,428	380,123
Natera, Inc. (a)	2,032	551,586
Regeneron Pharmaceuticals, Inc.	1,773	1,105,536
Vertex Pharmaceuticals, Inc. (a)	4,391	2,181,142
		20,032,657
Health Care Distributors - 0.3%
Cardinal Health, Inc.	4,077	968,532
Cencora, Inc.	2,976	842,148
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
McKesson Corp.	2,111	$1,595,072
		3,405,752
Health Care Equipment - 1.3%
Abbott Laboratories	29,122	2,642,530
Becton Dickinson & Co.	5,041	762,855
Boston Scientific Corp. (a)	26,542	1,132,813
Dexcom, Inc. (a)	6,652	448,012
Edwards Lifesciences Corp. (a)	10,072	911,113
GE HealthCare Technologies, Inc.	7,889	504,975
IDEXX Laboratories, Inc. (a)	1,323	696,480
Insulet Corp. (a)	1,517	230,963
Intuitive Surgical, Inc. (a)	6,130	2,437,778
Medtronic PLC	22,330	1,746,876
ResMed, Inc.	2,464	480,184
STERIS PLC	1,605	337,965
Stryker Corp.	6,307	1,985,696
Zimmer Biomet Holdings, Inc.	2,377	204,636
		14,522,876
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	2,475	964,978

Health Care Services - 0.4%
Cigna Group	4,542	1,252,139
CVS Health Corp.	21,894	2,264,934
Labcorp Holdings, Inc.	1,383	387,240
Quest Diagnostics, Inc.	1,414	299,697
		4,204,010
Health Care Supplies - 0.0% (b)
Cooper Cos., Inc. (a)	3,390	243,097
Medline, Inc. (a)	5,706	225,045
		468,142
Health Care Technology - 0.0% (b)
Veeva Systems, Inc. - Class A (a)	2,603	461,954

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	4,929	654,719
Danaher Corp.	11,361	2,164,044
ICON PLC (a)	1,338	232,424
Illumina, Inc. (a)	2,599	456,982
IQVIA Holdings, Inc. (a)	3,037	586,809
Mettler-Toledo International, Inc. (a)	339	433,076
Thermo Fisher Scientific, Inc.	6,292	3,154,557
Waters Corp. (a)	1,652	619,566
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
West Pharmaceutical Services, Inc.	1,175	$421,825
		8,724,002
Managed Health Care - 0.8%
Centene Corp. (a)	9,282	595,812
Elevance Health, Inc.	3,583	1,385,654
Humana, Inc.	1,941	771,004
UnitedHealth Group, Inc.	15,626	6,494,634
		9,247,104
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	35,312	2,034,677
Eli Lilly & Co.	14,809	17,762,359
Johnson & Johnson	41,620	10,570,231
Merck & Co., Inc.	43,135	5,542,848
Pfizer, Inc.	98,303	2,367,136
Royalty Pharma PLC - Class A	5,924	332,159
Zoetis, Inc.	7,255	521,344
		39,130,754
Total Health Care		101,162,229

Industrials - 9.0%
Aerospace & Defense - 2.4%
Axon Enterprise, Inc. (a)	1,416	793,824
Boeing Co. (a)	13,628	2,950,053
FTAI Aviation Ltd.	1,752	473,969
General Dynamics Corp.	4,223	1,495,955
General Electric Co.	18,032	6,739,099
HEICO Corp.	688	245,059
HEICO Corp. - Class A	1,370	353,337
Honeywell Aerospace, Inc. (a)	5,588	1,235,284
Howmet Aerospace, Inc.	7,001	1,882,289
L3Harris Technologies, Inc.	2,997	870,898
Lockheed Martin Corp.	3,997	2,036,312
Northrop Grumman Corp.	2,522	1,284,480
Rocket Lab Corp. (a)	10,034	1,019,956
RTX Corp.	23,315	4,423,555
TransDigm Group, Inc.	975	1,298,739
		27,102,809
Agricultural & Farm Machinery - 0.3%
Deere & Co.	4,362	2,766,948

Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	2,448	398,975
FedEx Corp.	3,760	1,177,369
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
United Parcel Service, Inc. - Class B	12,719	$1,367,292
		2,943,636
Building Products - 0.4%
Carrier Global Corp.	14,373	1,054,259
Johnson Controls International PLC	10,616	1,551,104
Lennox International, Inc.	522	299,080
Masco Corp.	3,340	271,776
Trane Technologies PLC	3,598	1,767,194
		4,943,413
Cargo Ground Transportation - 0.1%
Fedex Freight Holding Co., Inc. (a)	1,872	282,672
JB Hunt Transport Services, Inc.	1,292	373,944
Old Dominion Freight Line, Inc.	3,487	755,284
		1,411,900
Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	623	1,234,755
EMCOR Group, Inc.	791	656,435
Quanta Services, Inc.	2,540	1,828,902
		3,720,092
Construction Machinery & Heavy Transportation Equipment - 1.1%
Caterpillar, Inc.	8,047	8,569,250
Cummins, Inc.	2,413	1,720,976
PACCAR, Inc.	8,959	1,076,155
Westinghouse Air Brake Technologies Corp.	2,805	756,228
		12,122,609
Data Processing & Outsourced Services - 0.0% (b)
Broadridge Financial Solutions, Inc.	1,892	259,109
SS&C Technologies Holdings, Inc.	3,668	227,600
		486,709
Diversified Support Services - 0.1%
Cintas Corp.	5,914	1,005,853
Copart, Inc. (a)	15,332	432,209
		1,438,062
Electrical Components & Equipment - 0.8%
AMETEK, Inc.	4,011	970,421
Eaton Corp. PLC	6,702	2,855,856
Emerson Electric Co.	9,041	1,294,219
Hubbell, Inc.	872	456,231
Rockwell Automation, Inc.	2,014	997,091
Vertiv Holdings Co. - Class A	6,314	2,114,054
		8,687,872
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	3,472	739,814
Rollins, Inc.	4,947	206,488
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Veralto Corp.	4,030	$357,380
Waste Management, Inc.	7,006	1,561,497
		2,865,179
Heavy Electrical Equipment - 0.6%
Bloom Energy Corp. - Class A (a)	4,609	1,395,144
GE Vernova, Inc.	4,678	5,495,995
		6,891,139
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	7,085	1,586,686
Paychex, Inc.	5,571	547,796
		2,134,482
Industrial Conglomerates - 0.2%
3M Co.	8,421	1,363,444
Honeywell International, Inc.	5,618	1,257,758
		2,621,202
Industrial Machinery & Supplies & Components - 0.6%
Dover Corp.	2,392	536,478
Fortive Corp.	5,954	363,730
IDEX Corp.	1,139	258,496
Illinois Tool Works, Inc.	4,878	1,319,352
Ingersoll Rand, Inc.	7,029	576,308
Otis Worldwide Corp.	7,081	506,999
Parker-Hannifin Corp.	2,235	2,186,098
Symbotic, Inc. (a)	305	13,710
Xylem, Inc.	4,108	485,607
		6,246,778
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	2,626	245,951
Southwest Airlines Co.	2,498	128,447
United Airlines Holdings, Inc. (a)	1,341	182,363
		556,761
Passenger Ground Transportation - 0.2%
Grab Holdings Ltd. - Class A (a)	47,579	179,373
Uber Technologies, Inc. (a)	35,263	2,544,578
		2,723,951
Rail Transportation - 0.5%
CSX Corp.	30,036	1,427,611
Norfolk Southern Corp.	3,551	1,117,109
Union Pacific Corp.	10,353	2,816,016
		5,360,736
Research & Consulting Services - 0.1%
Equifax, Inc.	2,011	319,186
Jacobs Solutions, Inc.	1,999	251,874
Leidos Holdings, Inc.	2,357	242,701
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
TransUnion	3,322	$239,649
Verisk Analytics, Inc.	2,442	438,412
		1,491,822
Trading Companies & Distributors - 0.4%
Fastenal Co.	17,802	855,030
Ferguson Enterprises, Inc.	3,387	803,837
United Rentals, Inc.	1,060	1,200,863
Watsco, Inc.	566	235,869
WW Grainger, Inc.	825	1,122,330
		4,217,929
Total Industrials		100,734,029

Information Technology - 37.9% (c)
Application Software - 1.9%
Adobe, Inc. (a)	7,124	1,460,562
AppLovin Corp. - Class A (a)	4,742	2,443,221
Atlassian Corp. - Class A (a)	2,767	215,245
Autodesk, Inc. (a)	3,770	732,963
Cadence Design Systems, Inc. (a)	4,688	1,759,500
Circle Internet Group, Inc. (a)	3,326	208,307
Datadog, Inc. - Class A (a)	5,634	1,466,868
Fair Isaac Corp. (a)	300	358,434
Figma, Inc. - Class A (a)	755	13,658
HubSpot, Inc. (a)	810	147,833
Intuit, Inc.	4,766	1,243,926
Palantir Technologies, Inc. - Class A (a)	38,197	4,456,444
PTC, Inc. (a)	1,844	209,497
Roper Technologies, Inc.	1,976	668,659
Salesforce, Inc.	13,701	2,146,399
Samsara, Inc. - Class A (a)	6,061	196,558
Strategy, Inc. - Class A (a)	5,418	470,987
Synopsys, Inc. (a)	3,119	1,391,292
Trimble, Inc. (a)	4,148	212,295
Tyler Technologies, Inc. (a)	856	250,346
Workday, Inc. - Class A (a)	3,583	438,631
Zoom Communications, Inc. - Class A (a)	4,056	350,073
		20,841,698
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	18,194	3,090,797
Ciena Corp. (a)	2,416	1,185,193
Cisco Systems, Inc.	61,895	7,270,187
Lumentum Holdings, Inc. (a)	1,203	1,032,246
Motorola Solutions, Inc.	2,886	1,198,527
		13,776,950
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Electronic Components - 0.8%
Amphenol Corp. - Class A	20,984	$3,699,899
Coherent Corp. (a)	3,227	1,272,955
Corning, Inc.	13,508	3,450,348
		8,423,202
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	2,958	1,035,507
Teledyne Technologies, Inc. (a)	929	619,550
		1,655,057
Electronic Manufacturing Services - 0.2%
Jabil, Inc.	1,840	709,283
TE Connectivity PLC	5,107	1,029,623
		1,738,906
Internet Services & Infrastructure - 0.5%
Cloudflare, Inc. - Class A (a)	5,451	1,337,021
CoreWeave, Inc. - Class A (a)	6,369	633,970
GoDaddy, Inc. - Class A (a)	2,420	205,410
MongoDB, Inc. (a)	1,383	464,550
Okta, Inc. (a)	2,566	350,131
Snowflake, Inc. - Class A (a)	5,467	1,391,351
Twilio, Inc. - Class A (a)	2,427	500,763
VeriSign, Inc.	1,335	335,833
		5,219,029
IT Consulting & Other Services - 0.6%
Accenture PLC - Class A	9,823	1,222,374
Cognizant Technology Solutions Corp. - Class A	8,534	330,522
Gartner, Inc. (a)	1,225	158,784
International Business Machines Corp.	15,879	4,465,334
		6,177,014
Semiconductor Materials & Equipment - 2.5%
Applied Materials, Inc.	13,830	9,999,090
KLA Corp.	22,668	6,839,162
Lam Research Corp.	21,694	9,400,661
Qnity Electronics, Inc.	3,183	519,816
Teradyne, Inc.	2,811	1,360,074
		28,118,803
Semiconductors - 16.3%
Advanced Micro Devices, Inc. (a)	28,231	16,399,670
Analog Devices, Inc.	8,518	3,383,094
Astera Labs, Inc. (a)	2,324	1,122,538
Broadcom, Inc.	80,801	30,522,578
Cerebras Systems, Inc. - Class A (a)	595	131,495
First Solar, Inc. (a)	1,664	392,637
GLOBALFOUNDRIES, Inc.	1,715	141,333
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Intel Corp. (a)	71,367	$9,964,974
Marvell Technology, Inc.	15,018	4,473,712
Microchip Technology, Inc.	9,275	845,880
Micron Technology, Inc.	19,388	22,379,375
Monolithic Power Systems, Inc.	768	1,061,652
NVIDIA Corp.	406,001	81,236,740
NXP Semiconductors NV	4,125	1,159,249
ON Semiconductor Corp. (a)	7,298	689,953
QUALCOMM, Inc.	18,473	3,413,626
Texas Instruments, Inc.	15,810	4,712,487
		182,030,993
Systems Software - 5.8%
Crowdstrike Holdings, Inc. - Class A (a)	4,180	3,189,925
Fortinet, Inc. (a)	10,950	1,682,139
Microsoft Corp.	128,788	48,040,500
Nebius Group NV (a)	3,670	1,013,544
Oracle Corp.	29,695	4,351,802
Palo Alto Networks, Inc. (a)	13,945	4,755,524
ServiceNow, Inc. (a)	18,133	1,800,244
Zscaler, Inc. (a)	1,554	219,347
		65,053,025
Technology Distributors - 0.0% (b)
CDW Corp.	2,331	327,832

Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	250,711	72,545,735
Dell Technologies, Inc. - Class C	5,147	2,220,724
Hewlett Packard Enterprise Co.	22,024	993,503
HP, Inc.	16,351	358,741
NetApp, Inc.	3,463	535,934
Sandisk Corp. (a)	2,402	5,461,499
Seagate Technology Holdings PLC	3,870	3,734,550
Super Micro Computer, Inc. (a)	8,512	249,657
Western Digital Corp.	5,929	3,786,971
		89,887,314
Total Information Technology		423,249,823

Materials - 1.8%
Commodity Chemicals - 0.1%
Dow, Inc.	12,008	328,539
LyondellBasell Industries NV - Class A	4,378	230,501
		559,040
Construction Materials - 0.2%
CRH PLC	11,684	1,250,188
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Martin Marietta Materials, Inc.	990	$570,933
Vulcan Materials Co.	2,350	693,273
		2,514,394
Copper - 0.2%
Freeport-McMoRan, Inc.	24,322	1,529,611

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	2,942	318,501
Corteva, Inc.	11,981	1,014,671
		1,333,172
Gold Mining - 0.2%
Newmont Corp.	18,481	1,726,125
Royal Gold, Inc.	1,463	292,030
		2,018,155
Industrial Gases - 0.5%
Air Products and Chemicals, Inc.	3,772	1,105,875
Linde PLC	8,002	4,152,558
		5,258,433
Metal, Glass & Plastic Containers - 0.0% (b)
Ball Corp.	5,163	322,171

Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	7,438	322,437
International Paper Co.	9,266	353,035
Packaging Corp. of America	1,441	343,361
Smurfit Westrock PLC	8,545	395,292
		1,414,125
Specialty Chemicals - 0.3%
DuPont de Nemours, Inc.	2,112	286,472
Ecolab, Inc.	4,292	1,195,794
International Flavors & Fragrances, Inc.	4,326	342,706
PPG Industries, Inc.	3,936	477,397
Sherwin-Williams Co.	3,942	1,357,309
		3,659,678
Steel - 0.1%
Nucor Corp.	3,964	882,981
Steel Dynamics, Inc.	2,523	578,928
		1,461,909
Total Materials		20,070,688

Real Estate - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	5,207	701,331
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
CoStar Group, Inc. (a)	7,027	$199,005
Total Real Estate		900,336

Utilities - 2.1%
Electric Utilities - 1.4%
Alliant Energy Corp.	4,331	330,412
American Electric Power Co., Inc.	9,287	1,270,554
Constellation Energy Corp.	5,634	1,399,317
Duke Energy Corp.	13,332	1,687,565
Edison International	6,623	493,082
Entergy Corp.	7,451	855,822
Evergy, Inc.	3,813	329,558
Eversource Energy	6,239	450,893
Exelon Corp.	16,980	791,608
FirstEnergy Corp.	9,432	448,397
NextEra Energy, Inc.	35,895	3,150,504
NRG Energy, Inc.	3,392	495,435
PG&E Corp.	38,141	641,532
PPL Corp.	12,330	448,195
Southern Co.	18,807	1,800,018
Xcel Energy, Inc.	10,328	829,338
		15,422,230
Gas Utilities - 0.0% (b)
Atmos Energy Corp.	2,686	462,717

Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	5,709	905,619

Multi-Utilities - 0.6%
Ameren Corp.	4,659	526,653
CenterPoint Energy, Inc.	11,232	494,657
CMS Energy Corp.	4,912	375,768
Consolidated Edison, Inc.	5,956	658,912
Dominion Energy, Inc.	14,355	980,303
DTE Energy Co.	3,125	476,156
NiSource, Inc.	8,242	391,907
Public Service Enterprise Group, Inc.	8,588	697,002
Sempra	10,963	1,016,380
WEC Energy Group, Inc.	5,468	638,499
		6,256,237
Water Utilities - 0.0% (b)
American Water Works Co., Inc.	3,334	438,688
Total Utilities		23,485,491
TOTAL COMMON STOCKS (Cost $741,742,165)		1,099,119,888
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS - 1.6%
Real Estate - 1.6%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	5,736	$1,030,071
Equinix, Inc.	1,734	1,807,504
		2,837,575
Health Care REITs - 0.3%
Ventas, Inc.	6,987	620,446
Welltower, Inc.	12,235	2,776,978
		3,397,424
Industrial REITs - 0.2%
Prologis, Inc.	16,024	2,170,771

Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	2,395	451,912
Equity Residential	6,333	430,201
Essex Property Trust, Inc.	974	284,009
Mid-America Apartment Communities, Inc.	1,893	263,013
		1,429,135
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	4,904	619,424
VICI Properties, Inc.	17,405	462,103
		1,081,527
Retail REITs - 0.2%
Realty Income Corp.	14,882	922,089
Simon Property Group, Inc.	5,390	1,205,473
		2,127,562
Self-Storage REITs - 0.1%
Extra Space Storage, Inc.	3,581	520,319
Public Storage	2,734	870,260
		1,390,579
Single-Family Residential REITs - 0.1%
Invitation Homes, Inc.	9,726	293,823
Sun Communities, Inc.	2,043	244,976
		538,799
Telecom Tower REITs - 0.2%
American Tower Corp.	8,201	1,341,438
Crown Castle, Inc.	7,335	555,479
SBA Communications Corp.	1,739	306,864
		2,203,781
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Timber REITs - 0.0% (b)
Weyerhaeuser Co.	12,331	$295,204
Total Real Estate		17,472,357
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $15,026,410)		17,472,357

RIGHTS - 0.0% (b)
Financials - 0.0% (b)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(d)	3,381	—
TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.57% (e)	1,235,525	1,235,525
TOTAL MONEY MARKET FUNDS (Cost $1,235,525)		1,235,525

TOTAL INVESTMENTS - 100.0% (Cost $758,004,100)		$1,117,827,770
Other Assets in Excess of Liabilities - 0.0% (b)		474,777
TOTAL NET ASSETS - 100.0%		$1,118,302,547

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 97.0%
Brazil - 2.7%
Ambev SA	82,979	$261,685
Axia Energia SA	29,172	307,243
B3 SA - Brasil Bolsa Balcao	98,991	278,432
Banco BTG Pactual SA	34,263	360,730
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	45,993	264,698
Embraer SA	13,720	217,801
Equatorial SA	22,381	169,084
Petroleo Brasileiro SA - Petrobras	76,002	613,634
Rede D'Or Sao Luiz SA (a)	21,079	141,648
Vale SA	67,491	1,018,843
WEG SA	38,530	350,124
		3,983,922

Chile - 0.2%
Falabella SA	46,000	287,187

Greece - 0.5%
Eurobank SA	45,221	215,203
National Bank of Greece SA	16,304	281,017
Piraeus Bank SA	20,347	211,281
		707,501

Hungary - 0.5%
OTP Bank Nyrt	5,226	771,266

India - 12.5%
Adani Ports & Special Economic Zone Ltd.	16,644	318,290
Adani Power Ltd. (b)	117,157	276,955
Apollo Hospitals Enterprise Ltd.	1,792	164,360
Axis Bank Ltd.	53,290	757,588
Bajaj Auto Ltd.	1,928	197,895
Bajaj Finance Ltd.	52,326	555,411
Bharat Electronics Ltd.	66,048	287,333
Bharti Airtel Ltd.	55,350	1,082,924
BSE Ltd. (b)	7,290	297,703
Cholamandalam Investment and Finance Co. Ltd.	8,498	160,680
Eicher Motors Ltd.	2,512	187,713
Eternal Ltd. (b)	153,153	428,109
Grasim Industries Ltd.	7,741	253,512
HDFC Bank Ltd.	277,868	2,342,359
Hindalco Industries Ltd.	24,643	249,037
Hindustan Aeronautics Ltd.	3,460	160,143
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Hindustan Unilever Ltd.	14,573	$326,103
ICICI Bank Ltd.	133,691	1,942,260
Infosys Ltd.	58,590	619,208
ITC Ltd.	147,179	446,161
JSW Steel Ltd.	15,868	205,586
Kotak Mahindra Bank Ltd.	138,811	575,210
Larsen & Toubro Ltd.	19,724	863,358
Mahindra & Mahindra Ltd.	18,059	585,466
Maruti Suzuki India Ltd.	2,210	329,543
NTPC Ltd.	73,271	276,066
Power Grid Corp. of India Ltd.	77,479	234,339
Reliance Industries Ltd.	120,948	1,653,250
Shriram Finance Ltd. (b)	26,335	289,936
State Bank of India	68,663	744,887
Sun Pharmaceutical Industries Ltd.	19,136	376,519
Tata Consultancy Services Ltd.	17,219	369,542
Tata Steel Ltd.	141,360	280,842
Titan Co. Ltd.	6,751	314,090
Trent Ltd.	5,957	206,561
TVS Motor Co. Ltd.	4,519	165,209
UltraTech Cement Ltd.	2,167	257,612
		18,781,760

Indonesia - 0.3%
Bank Central Asia Tbk PT	969,801	301,029
Bank Rakyat Indonesia Persero Tbk PT	1,281,856	195,719
		496,748

Kuwait - 0.7%
Kuwait Finance House KSCP	243,547	602,971
National Bank of Kuwait SAKP	179,085	465,922
		1,068,893

Malaysia - 0.8%
CIMB Group Holdings Bhd	146,078	265,466
Malayan Banking Bhd	147,886	390,977
Public Bank Bhd	263,069	309,683
Tenaga Nasional Bhd	85,742	300,281
		1,266,407

Mexico - 2.7%
America Movil SAB de CV	418,502	543,963
Cemex SAB de CV	282,160	338,834
Fomento Economico Mexicano SAB de CV	39,236	501,458
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Grupo Financiero Banorte SAB de CV	58,004	$614,287
Grupo Mexico SAB de CV - Class B	127,354	1,439,182
Industrias Penoles SAB de CV	8,312	362,800
Wal-Mart de Mexico SAB de CV	98,127	287,633
		4,088,157

Peru - 0.3%
Credicorp Ltd.	1,051	409,449

Philippines - 0.2%
International Container Terminal Services, Inc.	20,186	292,741

Poland - 0.9%
Bank Polska Kasa Opieki SA	4,008	243,774
ORLEN SA	12,077	406,441
Powszechna Kasa Oszczednosci Bank Polski SA	17,800	488,035
Powszechny Zaklad Ubezpieczen SA	11,490	200,429
		1,338,679

Qatar - 0.4%
Qatar Islamic Bank QPSC	33,982	203,929
Qatar National Bank QPSC	93,027	440,735
		644,664

Saudi Arabia - 3.9%
ACWA Power Co. (b)	4,211	217,432
Al Rajhi Bank	118,346	2,075,748
Alinma Bank	50,837	330,687
Etihad Etisalat Co.	10,784	173,505
Riyad Bank	44,549	236,072
Saudi Arabian Mining Co. (b)	27,226	430,433
Saudi Arabian Oil Co. (a)	124,052	862,408
Saudi Basic Industries Corp.	19,156	262,826
Saudi National Bank	76,891	791,176
Saudi Telecom Co.	39,475	454,301
		5,834,588

South Africa - 3.0%
Absa Group Ltd.	15,072	209,720
Capitec Bank Holdings Ltd.	1,867	541,422
FirstRand Ltd.	104,840	622,511
Gold Fields Ltd.	18,087	608,366
Impala Platinum Holdings Ltd.	17,940	188,381
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
MTN Group Ltd.	32,763	$455,762
Naspers Ltd.	15,985	800,831
Sanlam Ltd.	35,987	193,842
Standard Bank Group Ltd.	26,809	528,766
Valterra Platinum Ltd.	5,265	355,628
		4,505,229

South Korea - 31.7% (c)
Alteogen, Inc.	896	208,776
Celltrion, Inc.	2,654	296,896
Doosan Enerbility Co. Ltd. (b)	8,174	457,951
Hana Financial Group, Inc.	4,558	337,150
Hanwha Aerospace Co. Ltd.	601	385,978
Hanwha Ocean Co. Ltd. (b)	2,465	159,581
HD Hyundai Electric Co. Ltd.	392	245,933
HD Hyundai Heavy Industries Co. Ltd.	470	179,591
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	840	189,763
Hyosung Heavy Industries Corp.	95	210,811
Hyundai Mobis Co. Ltd.	967	312,076
Hyundai Motor Co.	2,400	766,798
KB Financial Group, Inc.	6,058	621,714
Kia Corp.	3,976	354,152
KT&G Corp.	1,643	179,963
LG Chem Ltd.	811	146,569
LG Electronics, Inc.	1,997	261,661
LG Energy Solution Ltd. (b)	702	164,025
LS Electric Co. Ltd.	1,366	209,842
NAVER Corp.	2,669	342,820
POSCO Holdings, Inc.	1,279	261,694
Samsung C&T Corp.	1,335	403,697
Samsung Electro-Mechanics Co. Ltd.	956	1,347,644
Samsung Electronics Co. Ltd.	92,084	19,851,582
Samsung Fire & Marine Insurance Co. Ltd.	578	230,558
Samsung Heavy Industries Co. Ltd. (b)	12,000	180,469
Samsung Life Insurance Co. Ltd.	1,419	367,275
Samsung SDI Co. Ltd. (b)	1,023	321,565
Shinhan Financial Group Co. Ltd.	7,893	488,059
SK hynix, Inc.	9,206	15,746,402
SK Square Co. Ltd.	1,431	1,567,422
SK Telecom Co. Ltd.	2,904	165,697
SK, Inc.	673	362,281
Woori Financial Group, Inc.	11,556	216,307
		47,542,702

The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Taiwan - 32.4% (c)
Accton Technology Corp.	7,366	$576,905
Advantech Co. Ltd.	8,291	128,048
Alchip Technologies Ltd.	1,207	158,375
ASE Technology Holding Co. Ltd.	51,100	1,090,766
Asia Vital Components Co. Ltd.	4,476	354,775
Asustek Computer, Inc.	10,125	222,482
Cathay Financial Holding Co. Ltd.	134,788	415,917
China Steel Corp.	184,688	108,993
Chroma ATE, Inc.	5,668	384,313
Chunghwa Telecom Co. Ltd.	64,940	288,450
CTBC Financial Holding Co. Ltd.	275,718	614,505
Delta Electronics, Inc.	28,710	1,757,396
E.Sun Financial Holding Co. Ltd.	225,836	244,222
Elite Material Co. Ltd.	4,866	823,309
Evergreen Marine Corp. Taiwan Ltd.	27,879	161,464
Far EasTone Telecommunications Co. Ltd.	38,989	128,509
First Financial Holding Co. Ltd.	182,533	187,653
Formosa Plastics Corp.	85,334	145,989
Fubon Financial Holding Co. Ltd.	120,986	491,821
Gold Circuit Electronics Ltd.	4,777	179,944
Hon Hai Precision Industry Co. Ltd.	186,751	1,471,427
Hon Precision, Inc.	1,211	245,952
Hua Nan Financial Holdings Co. Ltd.	160,645	191,625
KGI Financial Holding Co. Ltd.	239,652	215,906
King Slide Works Co. Ltd.	1,065	246,053
Largan Precision Co. Ltd.	1,404	189,072
Lite-On Technology Corp.	33,596	234,122
MediaTek, Inc.	21,861	2,913,062
Mega Financial Holding Co. Ltd.	180,254	260,848
Nan Ya Plastics Corp.	78,649	411,064
PharmaEssentia Corp.	5,342	224,704
Quanta Computer, Inc.	41,418	478,453
Realtek Semiconductor Corp.	7,903	199,953
SinoPac Financial Holdings Co. Ltd.	203,080	254,356
Taiwan Cooperative Financial Holding Co. Ltd.	187,497	146,259
Taiwan Mobile Co. Ltd.	41,460	151,620
Taiwan Semiconductor Manufacturing Co. Ltd.	373,653	28,267,504
TS Financial Holding Co. Ltd.	365,980	381,989
Unimicron Technology Corp.	19,951	670,117
Uni-President Enterprises Corp.	78,608	183,834
United Microelectronics Corp.	182,879	944,347
Wistron Corp.	46,423	230,975
Wiwynn Corp.	1,533	223,046
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Yageo Corp.	27,220	$974,081
Yuanta Financial Holding Co. Ltd.	193,856	399,803
		48,574,008

Thailand - 1.4%
Advanced Info Service PCL	21,556	238,138
Delta Electronics Thailand PCL	96,100	940,158
Gulf Development PCL	127,307	235,679
Kasikornbank PCL	38,896	255,244
PTT PCL	225,196	240,648
SCB X PCL	49,770	221,729
		2,131,596

United Arab Emirates - 1.1%
Abu Dhabi Commercial Bank PJSC	61,564	242,381
Abu Dhabi Islamic Bank PJSC	41,624	234,367
Aldar Properties PJSC	76,864	173,283
Dubai Islamic Bank PJSC	102,192	207,289
Emaar Properties PJSC	143,065	464,315
Emirates NBD Bank PJSC	47,798	384,695
		1,706,330

United States - 0.8%
Anglogold Ashanti PLC	9,928	804,804
Southern Copper Corp.	1,856	323,493
		1,128,297
TOTAL COMMON STOCKS (Cost $66,891,150)		145,560,124

PREFERRED STOCKS - 2.9%
Brazil - 1.4%
Banco Bradesco SA, 0.00%	108,101	378,185
Itau Unibanco Holding SA, 0.00%	108,206	886,223
Itausa SA, 0.00%	110,216	286,092
Petroleo Brasileiro SA - Petrobras, 0.00%	84,222	616,211
		2,166,711

India - 0.0% (d)
TVS Motor Co. Ltd., 6.00%, 09/01/2026 (b)	18,812	2,057

South Korea - 1.5%
Samsung Electronics Co. Ltd., 0.00%	16,185	2,214,691
TOTAL PREFERRED STOCKS (Cost $2,355,803)		4,383,459

The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.57% (e)	552,312	$552,312
TOTAL MONEY MARKET FUNDS (Cost $552,312)		552,312

TOTAL INVESTMENTS - 100.3% (Cost $69,799,265)		$150,495,895
Liabilities in Excess of Other Assets - (0.3)%		(473,027)
TOTAL NET ASSETS - 100.0%		$150,022,868

Percentages are stated as a percent of net assets.

PCL - Public Company Limited
PJSC - Public Joint Stock Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $1,004,056 or 0.7% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
ASSET-BACKED SECURITIES - 30.9% (h)
ACHV ABS Trust
Series 2023-3PL, Class D, 8.36%, 08/19/2030 (a)	$272,075	$272,436
Series 2024-1PL, Class A, 5.90%, 04/25/2031 (a)	18,076	18,051
Series 2024-1PL, Class C, 6.42%, 04/25/2031 (a)	63,792	64,084
Series 2024-1PL, Class D, 7.29%, 04/25/2031 (a)	467,532	471,189
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	100,211	100,629
Series 2024-2PL, Class C, 5.72%, 10/27/2031 (a)	970,236	975,136
Series 2024-3AL, Class C, 5.68%, 12/26/2031 (a)	252,698	253,879
Series 2024-3AL, Class D, 6.75%, 12/26/2031 (a)	510,828	516,941
Affirm, Inc.
Series 2025-1A, Class B, 5.13%, 02/15/2033 (a)	1,000,000	1,002,494
Series 2026-X1, Class A, 4.27%, 04/15/2031 (a)	1,755,675	1,755,207
AMCR ABS Trust, Series 2026-A, Class A, 5.52%, 05/18/2033 (a)	830,670	831,731
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029 (a)	226,184	226,502
Series 2023-1, Class D, 6.35%, 04/12/2029 (a)	1,164,692	1,171,039
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	3,680,237	3,728,196
Series 2024-2, Class D, 6.53%, 04/12/2030 (a)	1,500,000	1,525,480
Series 2026-2, Class A, 4.32%, 05/08/2030 (a)	2,831,443	2,830,223
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/15/2029	4,000,000	4,033,125
AmeriCredit Automobile Receivables Trust
Series 2025-1, Class A2A, 4.22%, 03/19/2029 (a)	723,854	723,608
Series 2026-1, Class A2, 4.03%, 04/18/2029 (a)	5,000,000	4,991,556
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A, 6.46%, 04/17/2028 (a)	47,746	47,823
Avis Budget Car Rental LLC
Series 2021-1A, Class A, 1.38%, 08/20/2027 (a)	402,333	401,299
Series 2021-2A, Class A, 1.66%, 02/20/2028 (a)	3,250,000	3,212,332
Series 2023-1A, Class A, 5.25%, 04/20/2029 (a)	1,345,000	1,357,921
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03%, 11/15/2029	1,530,000	1,547,067
CarMax Auto Owner Trust, Series 2023-2, Class D, 6.55%, 10/15/2029	500,000	506,415
CarMax Select Receivables Trust, Series 2026-B, Class A3, 4.64%, 12/16/2030	2,000,000	2,001,965
Carvana Auto Receivables Trust, Series 2021-N2, Class E, 2.90%, 03/10/2028 (a)	470,125	463,678
Cherry Securitization Trust, Series 2025-1A, Class A, 6.13%, 11/15/2032 (a)	500,000	505,011
DT Auto Owner Trust, Series 2022-2A, Class D, 5.46%, 03/15/2028 (a)	852,298	853,985
Exeter Automobile Receivables Trust
Series 2022-6A, Class D, 8.03%, 04/06/2029	766,360	776,545
Series 2023-3A, Class D, 6.68%, 04/16/2029	1,000,000	1,012,264
Series 2026-1A, Class A2, 4.08%, 09/15/2028	1,199,149	1,199,080
FHF Trust, Series 2023-2A, Class A2, 6.79%, 10/15/2029 (a)	109,218	109,476
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
FIGRE Trust 2023-HE1
Series 2024-SL1, Class A1, 5.75%, 07/25/2053 (a)(b)	$2,109,423	$2,159,648
Series 2025-HE7, Class A, 5.15%, 11/25/2055 (a)(b)	869,003	861,875
FIGRE Trust 2024-HE3, Series 2024-HE3, Class A, 5.94%, 07/25/2054 (a)(b)	1,155,799	1,166,476
Flagship Credit Auto Trust
Series 2021-3, Class D, 1.65%, 09/15/2027 (a)	46,801	46,346
Series 2021-4, Class D, 2.26%, 12/15/2027 (a)	106,198	104,036
Ford Credit Auto Owner Trust, Series 2023-C, Class A3, 5.53%, 09/15/2028	3,862,372	3,884,772
GLS Auto Receivables Trust
Series 2022-3A, Class D, 6.42%, 06/15/2028 (a)	1,047,058	1,053,725
Series 2024-4A, Class B, 4.89%, 04/16/2029 (a)	2,000,000	2,004,906
GS Mortgage-Backed Securities Trust
Series 2024-HE2, Class A1, 5.13% (30 day avg SOFR US + 1.50%), 01/25/2055 (a)	883,179	885,638
Series 2026-AH1, Class A1A, 5.13% (30 day avg SOFR US + 1.50%), 07/25/2056 (a)	2,221,587	2,229,993
Series 2026-AH2, Class A1A, 0.00% (30 day avg SOFR US + 1.40%), 11/25/2056 (a)	2,500,000	2,500,000
Hertz Corp., Series 2021-2A, Class C, 2.52%, 12/27/2027 (a)	500,000	496,421
Honda Auto Receivables Owner Trust, Series 2024-2, Class A3, 5.27%, 11/20/2028	5,383,446	5,413,562
Hyundai Auto Lease Securitization Trust, Series 2025-B, Class A2B, 4.29% (30 day avg SOFR US + 0.70%), 09/15/2027 (a)	1,160,789	1,161,911
JP Morgan Mortgage Trust
Series 2025-CES5, Class A1A, 5.14%, 02/25/2056 (a)(c)	4,955,181	4,932,413
Series 2025-CES7, Class A1A, 5.06%, 04/25/2056 (a)(c)	2,417,148	2,405,743
Lendbuzz Securitization Trust, Series 2024-3A, Class A2, 4.97%, 10/15/2029 (a)	223,556	223,642
Lobel Automobile Receivables Trust
Series 2023-1, Class D, 8.00%, 03/15/2030 (a)	1,089,103	1,090,819
Series 2026-1, Class A, 4.88%, 10/16/2028 (a)	919,240	918,087
Marlette Funding Trust
Series 2023-3A, Class D, 8.04%, 09/15/2033 (a)	1,368,461	1,395,065
Series 2024-1A, Class C, 6.34%, 07/17/2034 (a)	1,000,000	1,003,589
Nissan Auto Receivables Owner Trust, Series 2024-A, Class A3, 5.28%, 12/15/2028	5,926,853	5,958,912
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 02/20/2030 (a)	1,000,000	1,013,166
Onslow Bay Mortgage Loan Trust, Series 2026-HE1, Class A1A, 4.98% (30 day avg SOFR US + 1.35%), 02/25/2056 (a)	926,365	928,181
Oportun Financial Corp., Series 2026-A, Class B, 5.06%, 01/09/2034 (a)	1,000,000	994,889
Pagaya AI Debt Selection Trust
Series 2024-10, Class C, 5.99%, 06/15/2032 (a)	462,601	463,654
Series 2024-11, Class B, 5.64%, 07/15/2032 (a)	927,476	930,797
Series 2024-5, Class B, 6.60%, 10/15/2031 (a)	333,227	333,492
Series 2024-8, Class C, 6.03%, 01/15/2032 (a)	180,963	181,184
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
Series 2024-8, Class D, 6.53%, 01/15/2032 (a)	$288,090	$288,515
Series 2024-9, Class D, 6.17%, 03/15/2032 (a)	196,072	196,467
Series 2025-1, Class B, 5.63%, 07/15/2032 (a)	711,801	712,515
Series 2025-1, Class C, 5.87%, 07/15/2032 (a)	357,326	358,264
Series 2025-2, Class A2, 4.96%, 10/15/2032 (a)	1,206,845	1,206,426
Series 2025-3, Class A2, 5.37%, 12/15/2032 (a)	368,258	369,009
Series 2025-3, Class B, 6.06%, 12/15/2032 (a)	499,899	501,660
Series 2025-4, Class A2, 5.37%, 01/17/2033 (a)	968,701	971,893
Series 2025-4, Class B, 5.69%, 01/17/2033 (a)	999,964	1,001,721
Series 2025-4, Class C, 6.15%, 01/17/2033 (a)	999,964	1,004,102
Series 2025-6, Class A2, 4.50%, 04/15/2033 (a)	593,521	589,649
Series 2025-6, Class B, 4.88%, 04/15/2033 (a)	999,908	994,742
Series 2025-7, Class A2, 4.53%, 05/15/2033 (a)	2,912,334	2,898,511
Series 2025-7, Class B, 5.06%, 05/15/2033 (a)	2,999,465	2,987,404
Series 2025-R1, Class A2, 5.34%, 06/15/2032 (a)	651,653	652,799
Series 2025-R1, Class B, 5.71%, 06/15/2032 (a)	735,565	736,873
Series 2025-R3, Class A, 4.84%, 01/18/2033 (a)	1,526,310	1,522,711
Series 2026-1, Class A2, 4.74%, 09/15/2033 (a)	999,348	996,432
Series 2026-R1, Class A, 4.71%, 12/15/2033 (a)	804,663	801,219
Series 2026-R2, Class A2, 5.21%, 02/15/2034 (a)	1,000,000	997,455
Pagaya Technologies Ltd.
Series 2025-1, Class A, 5.72%, 01/20/2034 (a)	2,500,000	2,501,598
Series 2025-1, Class C, 6.30%, 01/20/2034 (a)	750,000	751,675
Prestige Auto Receivables Trust, Series 2025-1A, Class B, 5.34%, 11/15/2028 (a)	2,000,000	2,002,953
RCKT Mortgage Trust, Series 2025-1A, Class C, 5.16%, 07/25/2034 (a)	1,000,000	998,744
Reach Financial LLC, Series 2024-1A, Class B, 6.29%, 02/18/2031 (a)	177,313	177,899
Research-Driven Pagaya Motor Asset Trust
Series 2025-3A, Class A2, 5.15%, 02/27/2034 (a)	2,000,000	2,002,308
Series 2025-4A, Class B, 5.50%, 04/25/2034 (a)	3,000,000	2,985,610
Series 2025-6A, Class A3, 5.01%, 08/25/2034 (a)	1,000,000	998,186
Series 2025-6A, Class C, 5.53%, 08/25/2034 (a)	1,000,000	984,466
Series 2026-1A, Class A2, 4.52%, 01/25/2035 (a)	2,500,000	2,496,133
Series 2026-1A, Class A3, 4.86%, 01/25/2035 (a)	1,000,000	994,998
Series 2026-R1A, Class A, 5.66%, 07/25/2034 (a)	1,727,273	1,724,071
SAFCO Auto Receivables Trust, Series 2025-1A, Class A, 5.46%, 09/10/2029 (a)	569,159	568,055
Santander Consumer USA Holdings, Inc., Series 2026-1, Class A2, 4.04%, 03/15/2029	915,614	914,362
SoFi Consumer Loan Program Trust, Series 2026-1, Class A, 4.06%, 12/26/2035 (a)	698,821	696,802
Sotheby's Artfi Master Trust, Series 2026-1A, Class A2, 4.93% (3 mo. Term SOFR + 1.25%), 06/20/2033 (a)	1,300,000	1,304,774
Strike Acceptance Auto Funding Trust, Series 2025-1A, Class A, 5.84%, 04/15/2032 (a)	656,027	656,946
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	$503,442	$504,231
Towd Point Mortgage Trust, Series 2025-CRM1, Class A1, 5.80%, 01/25/2065 (a)(c)	2,236,729	2,240,804
Tricolor Auto Securitization Trust, Series 2024-3A, Class B, 5.36%, 09/15/2028 (a)	2,000,000	927,092
Upgrade Master Pass-Thru Trust
Series 2025-ST4, Class A, 5.50%, 08/16/2032 (a)	598,611	598,078
Series 2025-ST8, Class B, 5.07%, 12/15/2033 (a)	1,000,000	996,442
Upstart Pass-Through Trust Series, Series 2022-ST3, Class A, 4.30%, 05/20/2030 (a)	25,215	25,176
Upstart Securitization Trust
Series 2024-1, Class A, 5.33%, 11/20/2034 (a)	231,392	231,731
Series 2024-1, Class B, 6.24%, 11/20/2034 (a)	2,000,000	2,013,330
Series 2025-1, Class A, 5.45%, 04/20/2035 (a)	385,507	386,734
Series 2026-1, Class A2, 4.30%, 03/20/2036 (a)	600,000	597,968
Series 2026-2, Class A2, 4.54%, 05/20/2036 (a)	1,000,000	998,459
Series 2026-2, Class B, 5.08%, 05/20/2036 (a)	1,750,000	1,744,762
Series 2026-3, Class A2, 4.77%, 07/20/2036 (a)	498,000	497,953
Series 2026-3, Class B, 5.35%, 07/20/2036 (a)	638,000	637,939
Veros Automobile Receivables Trust, Series 2025-1, Class A, 5.31%, 09/15/2028 (a)	164,360	164,146
Vista Point Securitization Trust
Series 2024-CES2, Class A1, 5.25%, 10/25/2054 (a)(c)	280,396	279,537
Series 2024-CES2, Class A2, 5.66%, 10/25/2054 (a)(c)	1,000,000	1,001,017
Series 2024-CES3, Class A1, 5.68%, 01/25/2055 (a)(c)	1,299,952	1,302,008
Series 2025-CES1, Class A1, 5.81%, 04/25/2055 (a)(c)	2,067,247	2,073,419
Series 2025-CES2, Class A1, 5.60%, 08/25/2055 (a)(c)	1,958,290	1,959,393
Series 2025-CES3, Class A1, 5.30%, 11/25/2055 (a)(c)	1,710,481	1,701,440
Series 2026-CES1, Class A1, 5.04%, 02/25/2056 (a)(c)	939,383	929,881
Westlake Automobile Receivables Trust, Series 2026-1A, Class A2B, 4.12% (30 day avg SOFR US + 0.53%), 09/15/2028 (a)	1,000,000	1,000,592
TOTAL ASSET-BACKED SECURITIES (Cost $152,761,523)		151,589,388

CORPORATE BONDS - 24.6%
Consumer Discretionary - 4.6%
Automobile Manufacturers - 0.0% (d)
General Motors Co., 5.35%, 04/15/2028	145,000	146,530

Automotive - 0.7%
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	1,955,000	1,888,846
General Motors Financial Co., Inc., 2.40%, 04/10/2028	1,550,000	1,489,956
		3,378,802

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
Automotive Parts & Equipment - 0.5%
BorgWarner, Inc., 2.65%, 07/01/2027	$2,555,000	$2,510,491

Automotive Retail - 0.2%
AutoNation, Inc., 3.80%, 11/15/2027	878,000	867,196

Consumer Finance - 0.5%
American Honda Finance Corp., 4.55%, 07/09/2027	2,460,000	2,464,586

Homebuilding - 0.6%
Meritage Homes Corp., 5.13%, 06/06/2027	1,350,000	1,352,166
Toll Brothers Finance Corp., 4.88%, 03/15/2027	1,500,000	1,502,505
		2,854,671

Hotels, Resorts & Cruise Lines - 1.7%
Carnival Corp. Ltd., 4.00%, 08/01/2028 (a)	2,680,000	2,631,745
Hyatt Hotels Corp., 5.75%, 01/30/2027	475,000	477,755
Royal Caribbean Cruises Ltd.
5.38%, 07/15/2027 (a)	145,000	145,327
5.50%, 04/01/2028 (a)	2,275,000	2,297,004
VOC Escrow Ltd., 5.00%, 02/15/2028 (a)	2,680,000	2,678,184
		8,230,015

Passenger Airlines - 0.4%
United Airlines, Inc., 4.63%, 04/15/2029 (a)	2,320,000	2,289,321
Total Consumer Discretionary		22,741,612

Consumer Staples - 1.3%
Packaged Foods & Meats - 0.9%
Campbell's Co., 5.20%, 03/19/2027	2,680,000	2,697,015
Conagra Brands, Inc., 1.38%, 11/01/2027	1,955,000	1,872,932
		4,569,947

Soft Drinks & Non-alcoholic Beverages - 0.4%
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	1,955,000	1,961,635
Total Consumer Staples		6,531,582

Energy - 1.7%
Integrated Oil & Gas - 0.3%
Occidental Petroleum Corp., 3.20%, 08/15/2026	1,500,000	1,500,299

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
Oil & Gas Exploration & Production - 0.5%
Continental Resources, Inc.
2.27%, 11/15/2026 (a)	$1,550,000	$1,535,965
4.38%, 01/15/2028	770,000	765,005
EQT Corp., 3.90%, 10/01/2027	260,000	257,757
		2,558,727

Oil & Gas Storage & Transportation - 0.9%
DT Midstream, Inc., 4.13%, 06/15/2029 (a)	1,700,000	1,666,443
Enbridge, Inc., 4.60%, 06/20/2028	700,000	699,887
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 01/15/2028	810,000	809,716
Western Midstream Operating LP, 4.75%, 08/15/2028	1,150,000	1,147,797
		4,323,843
Total Energy		8,382,869

Financials - 8.2%
Asset Management & Custody Banks - 0.9%
Ares Capital Corp.
7.00%, 01/15/2027	950,000	959,748
2.88%, 06/15/2027	120,000	117,711
2.88%, 06/15/2028	1,250,000	1,196,440
Golub Capital BDC, Inc., 6.00%, 07/15/2029	2,350,000	2,353,015
		4,626,914

Automotive Retail - 0.6%
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.55%, 05/01/2028 (a)	2,685,000	2,722,364

Brokerage & Investment Management - 0.5%
LPL Holdings, Inc.
5.70%, 05/20/2027	1,765,000	1,778,712
4.63%, 11/15/2027 (a)	790,000	786,389
		2,565,101

Commercial & Residential Mortgage Finance - 0.9%
Enact Holdings, Inc., 6.25%, 05/28/2029	2,300,000	2,368,081
Radian Group, Inc., 4.88%, 03/15/2027	1,825,000	1,823,507
		4,191,588

Consumer Finance - 0.4%
Ally Financial, Inc., 7.10%, 11/15/2027	1,770,000	1,822,919

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
Consumer Finance - 0.2%
Synchrony Bank, 5.63%, 08/23/2027	$1,175,000	$1,187,530

Diversified Banks - 1.5%
Banco Santander SA, 3.80%, 02/23/2028	2,120,000	2,093,985
Citigroup, Inc., 4.45%, 09/29/2027	2,555,000	2,551,388
Fifth Third Financial Corp., 3.80%, 07/22/2026	1,550,000	1,549,474
Keybank National Association, 6.95%, 02/01/2028	1,315,000	1,360,115
		7,554,962

Finance Companies - 1.3%
Athene Global Funding
3.21%, 03/08/2027 (a)	384,000	378,914
5.52%, 03/25/2027 (a)	655,000	658,828
4.83%, 05/09/2028 (a)	941,000	939,110
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (a)	338,000	328,076
2.75%, 02/21/2028 (a)	570,000	552,538
6.38%, 05/04/2028 (a)	1,412,000	1,448,847
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028 (a)	1,955,000	1,961,306
		6,267,619

Investment Banking & Brokerage - 0.2%
Jefferies Financial Group, Inc., 6.45%, 06/08/2027	812,000	824,767

Regional Banks - 0.0% (d)
Manufacturers & Traders Trust Co., 3.40%, 08/17/2027	250,000	247,097

Specialized REITs - 0.5%
VICI Properties LP / VICI Note Co., Inc.
4.50%, 09/01/2026 (a)	1,455,000	1,454,192
5.75%, 02/01/2027 (a)	610,000	611,635
3.75%, 02/15/2027 (a)	490,000	487,022
		2,552,849

Trading Companies & Distributors - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/2028	1,955,000	1,882,198

Transaction & Payment Processing Services - 0.8%
Fiserv, Inc., 2.25%, 06/01/2027	2,210,000	2,165,942
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
Global Payments, Inc., 4.95%, 08/15/2027	$1,625,000	$1,628,604
		3,794,546
Total Financials		40,240,454

Health Care - 0.2%
Health Care Providers & Services - 0.2%
HCA, Inc., 5.20%, 06/01/2028	1,150,000	1,161,640

Industrials - 3.3%
Cargo Ground Transportation - 0.5%
XPO, Inc., 6.25%, 06/01/2028 (a)	2,265,000	2,291,910

Commercial Services - 0.3%
Ashtead Capital, Inc., 1.50%, 08/12/2026 (a)	1,550,000	1,544,284

Construction & Engineering - 0.4%
MasTec, Inc., 4.50%, 08/15/2028 (a)	1,955,000	1,936,611

Passenger Airlines - 0.9%
Delta Air Lines, Inc., 4.95%, 07/10/2028	1,825,000	1,832,391
Southwest Airlines Co., 4.38%, 11/15/2028	2,320,000	2,302,810
		4,135,201

Trading Companies & Distributors - 1.2%
Aircastle Ltd.
2.85%, 01/26/2028 (a)	1,550,000	1,503,722
6.50%, 07/18/2028 (a)	770,000	792,892
GATX Corp.
3.25%, 09/15/2026	450,000	448,892
3.50%, 03/15/2028	1,760,000	1,727,107
Sumisho Air Lease Corp., 1.88%, 08/15/2026	1,600,000	1,594,895
		6,067,508
Total Industrials		15,975,514

Information Technology - 2.4%
Electronic Manufacturing Services - 0.5%
Flex Ltd., 6.00%, 01/15/2028	1,750,000	1,779,717
Jabil, Inc., 3.95%, 01/12/2028	440,000	435,602
		2,215,319

Systems Software - 0.5%
Oracle Corp., 2.30%, 03/25/2028	2,555,000	2,446,084

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
Technology Distributors - 0.9%
Arrow Electronics, Inc.
7.50%, 01/15/2027	$500,000	$504,764
3.88%, 01/12/2028	1,590,000	1,571,444
Avnet, Inc., 6.25%, 03/15/2028	755,000	771,924
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	890,000	882,878
4.25%, 04/01/2028	810,000	799,505
		4,530,515

Technology Hardware, Storage & Peripherals - 0.5%
Dell International LLC / EMC Corp., 5.25%, 02/01/2028	2,300,000	2,325,358
Total Information Technology		11,517,276

Materials - 1.5%
Commodity Chemicals - 0.2%
Cabot Corp., 3.40%, 09/15/2026	1,200,000	1,193,961

Paper & Plastic Packaging Products & Materials - 0.5%
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028	2,460,000	2,469,205

Specialty Chemicals - 0.4%
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (a)	2,120,000	2,047,702

Steel - 0.4%
ArcelorMittal SA, 6.55%, 11/29/2027	1,700,000	1,741,041
Total Materials		7,451,909

Real Estate - 0.6%
Telecom Tower REITs - 0.6%
Crown Castle, Inc.
2.90%, 03/15/2027	125,000	123,657
3.80%, 02/15/2028	2,560,000	2,528,602
Total Real Estate		2,652,259

Utilities - 0.8%
Electric Utilities - 0.4%
NRG Energy, Inc., 2.45%, 12/02/2027 (a)	1,955,000	1,891,040

Independent Power Producers & Energy Traders - 0.4%
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	400,000	400,607
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
3.70%, 01/30/2027 (a)	$1,690,000	$1,681,110
		2,081,717
Total Utilities		3,972,757
TOTAL CORPORATE BONDS (Cost $120,813,614)		120,627,872

COLLATERALIZED MORTGAGE OBLIGATIONS - 15.7%
Banco Santander SA, Series 2026-NQM3, Class A1, 5.18%, 03/25/2066 (a)(b)	2,936,256	2,918,492
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A3, 5.20%, 12/25/2065 (a)(c)	942,778	929,790
BRAVO Residential Funding Trust, Series 2026-NQM1, Class A1, 4.83%, 12/25/2065 (a)(b)	4,779,709	4,731,334
Deephaven Residential Mortgage Trust, Series 2025-INV1, Class A2, 5.24%, 11/25/2060 (a)(c)	1,849,415	1,831,591
Ellington Financial Mortgage Trust, Series 2025-NQM6, Class A3, 5.40%, 12/25/2070 (a)(c)	2,328,218	2,310,392
Federal Home Loan Mortgage Corp.
Series K057, Class A2, 2.57%, 07/25/2026	521,196	520,443
Series K058, Class A2, 2.65%, 08/25/2026	2,297,651	2,293,223
Series K060, Class A2, 3.30%, 10/25/2026	2,493,928	2,486,182
Series K736, Class A2, 2.28%, 07/25/2026	1,719	1,716
Series K738, Class A2, 1.55%, 01/25/2027	1,640,000	1,622,967
Series K-F100, Class AS, 3.77% (30 day avg SOFR US + 0.18%), 01/25/2028	252,796	252,382
Series K-F101, Class AS, 3.79% (30 day avg SOFR US + 0.20%), 01/25/2031	279,975	277,530
Series K-F102, Class AS, 3.79% (30 day avg SOFR US + 0.20%), 01/25/2031	2,991,899	2,955,694
Series K-F103, Class AS, 3.83% (30 day avg SOFR US + 0.24%), 01/25/2031	1,802,346	1,782,552
Series K-F104, Class AS, 3.84% (30 day avg SOFR US + 0.25%), 01/25/2031	505,004	502,945
Series K-F105, Class AS, 3.84% (30 day avg SOFR US + 0.25%), 02/25/2031	1,404,976	1,396,023
Series K-F106, Class AS, 3.84% (30 day avg SOFR US + 0.25%), 01/25/2031	2,009,957	1,989,433
Series K-F107, Class AS, 3.84% (30 day avg SOFR US + 0.25%), 03/25/2028	1,025,028	1,023,844
Series K-F111, Class AS, 3.83% (30 day avg SOFR US + 0.24%), 03/25/2031	1,341,075	1,333,369
Series K-F112, Class AS, 3.82% (30 day avg SOFR US + 0.23%), 04/25/2031	357,153	352,975
Series K-F113, Class AS, 3.82% (30 day avg SOFR US + 0.23%), 05/25/2028	276,975	275,864
Series K-F114, Class AS, 3.81% (30 day avg SOFR US + 0.22%), 05/25/2031	859,966	849,510
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
Series K-F115, Class AS, 3.80% (30 day avg SOFR US + 0.21%), 06/25/2031	$2,434,073	$2,403,840
Series K-F117, Class AS, 3.83% (30 day avg SOFR US + 0.24%), 06/25/2031	2,695,658	2,667,534
Series K-F118, Class AS, 3.79% (30 day avg SOFR US + 0.20%), 07/25/2028	173,512	172,596
Series K-F120, Class AS, 3.79% (30 day avg SOFR US + 0.20%), 08/25/2031	2,246,308	2,232,509
Series K-F121, Class AS, 3.77% (30 day avg SOFR US + 0.18%), 08/25/2028	751,056	746,542
Series K-F122, Class AS, 3.78% (30 day avg SOFR US + 0.19%), 09/25/2031	1,381,083	1,374,985
Series KF125, Class AS, 3.81% (30 day avg SOFR US + 0.22%), 10/25/2028	953,426	948,171
Series KF127, Class AS, 3.80% (30 day avg SOFR US + 0.21%), 12/25/2028	2,443,419	2,433,892
Series KF129, Class AS, 3.84% (30 day avg SOFR US + 0.25%), 01/25/2029	1,278,140	1,271,244
Series KF133, Class AS, 3.96% (30 day avg SOFR US + 0.37%), 02/25/2029	1,218,292	1,215,003
Series KF160, Class AS, 4.29% (30 day avg SOFR US + 0.70%), 10/25/2030	315,406	317,164
Series KF48, Class A, 4.00% (30 day avg SOFR US + 0.40%), 06/25/2028	847,847	846,938
Series KF57, Class A, 4.25% (30 day avg SOFR US + 0.65%), 12/25/2028	410,337	412,022
Series KF59, Class A, 4.25% (30 day avg SOFR US + 0.65%), 02/25/2029	990,647	993,310
Series KF61, Class A, 4.24% (30 day avg SOFR US + 0.64%), 03/25/2029	320,474	321,337
Series KF75, Class AL, 4.22% (30 day avg SOFR US + 0.62%), 12/25/2029	230,196	232,057
Series KF75, Class AS, 4.14% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	249,310	249,784
Series KF79, Class AL, 4.18% (30 day avg SOFR US + 0.58%), 05/25/2030	418,120	418,998
Series KF88, Class AL, 4.04% (30 day avg SOFR US + 0.44%), 09/25/2030	2,535,260	2,531,553
Series KF90, Class AS, 3.97% (30 day avg SOFR US + 0.38%), 09/25/2030	302,825	301,453
Series KF91, Class AS, 3.97% (30 day avg SOFR US + 0.38%), 10/25/2030	309,958	308,564
Series KF93, Class AS, 3.90% (30 day avg SOFR US + 0.31%), 10/25/2027	556,068	555,232
Series KF94, Class AL, 4.01% (30 day avg SOFR US + 0.41%), 11/25/2030	831,436	828,665
Series KF94, Class AS, 3.93% (30 day avg SOFR US + 0.34%), 11/25/2030	554,291	552,869
Series KF95, Class AL, 3.97% (30 day avg SOFR US + 0.37%), 11/25/2030	801,460	799,461
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
Series KF96, Class AL, 3.97% (30 day avg SOFR US + 0.37%), 12/25/2030	$548,678	$545,955
Series KF97, Class AS, 3.84% (30 day avg SOFR US + 0.25%), 12/25/2030	196,698	194,739
Series KF99, Class AS, 3.79% (30 day avg SOFR US + 0.20%), 12/25/2030	2,370,593	2,341,961
Series KJ21, Class A2, 3.70%, 09/25/2026	99,025	98,881
Federal National Mortgage Association
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (b)	858,453	851,158
Series 2016-M12, Class A2, 2.52%, 09/25/2026 (b)	1,398,271	1,395,346
Series 2017-M1, Class A2, 2.42%, 10/25/2026 (b)	1,253,769	1,246,325
Series 2017-M15, Class ATS2, 3.22%, 11/25/2027 (b)	442,937	438,203
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (b)	1,530,860	1,519,363
Series 2017-M4, Class A2, 2.63%, 12/25/2026 (b)	484,284	480,623
Series 2017-M8, Class A2, 3.06%, 05/25/2027 (b)	2,396,177	2,374,878
Series 2019-M28, Class AV, 2.23%, 02/25/2027	778,753	770,206
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, 4.48% (30 day avg SOFR US + 0.85%), 11/25/2041 (a)	5,702	5,701
Series 2024-DNA1, Class M1, 4.98% (30 day avg SOFR US + 1.35%), 02/25/2044 (a)	354,977	355,318
Series 2024-HQA2, Class M1, 4.83% (30 day avg SOFR US + 1.20%), 08/25/2044 (a)	451,902	452,105
Onslow Bay Mortgage Loan Trust
Series 2025-NQM23, Class A3, 5.28%, 10/25/2065 (a)(c)	865,752	858,367
Series 2026-NQM3, Class A1, 4.65%, 01/25/2066 (a)(b)	4,679,783	4,611,676
Sequoia Mortgage Trust, Series 2023-4, Class A10, 5.58%, 11/25/2053 (a)(b)	2,347	2,341
Verus Securitization Trust, Series 2021-R3, Class A3, 1.38%, 04/25/2064 (a)(b)	614,771	593,074
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $77,001,372)		76,910,194

COLLATERALIZED LOAN OBLIGATIONS - 13.2%
Alinea CLO, Series 2018-1A, Class BR, 4.83% (3 mo. Term SOFR + 1.15%), 07/20/2031 (a)	975,434	975,446
Apex Credit CLO LLC, Series 2018-1A, Class BR, 5.08% (3 mo. Term SOFR + 1.41%), 04/25/2031 (a)	1,525,000	1,526,127
ARES CLO, Series 2017-44A, Class A1RR, 4.80% (3 mo. Term SOFR + 1.13%), 04/15/2034 (a)	5,000,000	5,004,915
Atlas Senior Loan Fund Ltd., Series 2018-10A, Class B, 5.43% (3 mo. Term SOFR + 1.76%), 01/15/2031 (a)	1,941,002	1,941,050
Bain Capital Credit CLO, Series 2018-2A, Class BR, 5.23% (3 mo. Term SOFR + 1.55%), 07/19/2031 (a)	1,350,000	1,347,823
BCRED BSL Static CLO Ltd., Series 2025-1A, Class AR, 4.92% (3 mo. Term SOFR + 1.25%), 07/24/2035 (a)	2,118,212	2,119,074
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, 4.99% (3 mo. Term SOFR + 1.32%), 07/23/2032 (a)	$448,704	$448,798
Blackrock CLO Ltd., Series 2023-2A, Class A, 6.06% (3 mo. Term SOFR + 2.38%), 10/20/2033 (a)	833,441	831,654
BlueMountain CLO Ltd., Series 2018-22A, Class A2, 5.33% (3 mo. Term SOFR + 1.66%), 07/15/2031 (a)	1,500,000	1,500,403
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, 5.00% (3 mo. Term SOFR + 1.33%), 07/15/2031 (a)	292,335	292,346
CBAM Ltd., Series 2018-7A, Class B1, 5.54% (3 mo. Term SOFR + 1.86%), 07/20/2031 (a)	2,145,000	2,148,230
Crown Point CLO Ltd., Series 2020-9A, Class AR, 5.12% (3 mo. Term SOFR + 1.45%), 07/14/2034 (a)	4,400,000	4,400,000
Fortress Credit Opportunities, Series 2025-31A, Class A1, 5.18% (3 mo. Term SOFR + 1.50%), 07/20/2033 (a)	1,200,510	1,199,988
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 5.02% (3 mo. Term SOFR + 1.35%), 07/15/2031 (a)	471,413	471,482
Golub Capital LLC, Series 2022-1A, Class A1R, 5.12% (3 mo. Term SOFR + 1.45%), 07/25/2033 (a)	4,487,465	4,489,507
Golub Capital Partners CLO Ltd.
Series 2022-61A, Class A1AR, 4.90% (3 mo. Term SOFR + 1.23%), 07/25/2035 (a)	1,040,000	1,039,088
Series 2023-67A, Class A1, 6.15% (3 mo. Term SOFR + 2.50%), 05/09/2036 (a)	2,400,000	2,402,938
Invesco CLO Ltd., Series 2021-1A, Class A1, 4.93% (3 mo. Term SOFR + 1.26%), 04/15/2034 (a)	3,550,000	3,552,652
KKR CLO Trust, Series 18, Class A1R2, 4.73% (3 mo. Term SOFR + 1.05%), 10/18/2035 (a)	1,111,161	1,111,240
LCM LP, Series 34A, Class A1R, 4.86% (3 mo. Term SOFR + 1.18%), 10/20/2034 (a)	3,000,000	3,001,482
LJV I MM CLO LLC, Series 2022-1A, Class A1, 5.52% (3 mo. Term SOFR + 1.85%), 04/28/2034 (a)	1,357,564	1,357,954
Maranon Loan Funding Ltd., Series 2021-3A, Class XR, 4.97% (3 mo. Term SOFR + 1.30%), 10/15/2036 (a)	625,000	623,937
Marathon CLO Ltd., Series 2021-16A, Class A1AR, 4.78% (3 mo. Term SOFR + 1.11%), 04/15/2034 (a)	1,600,000	1,601,618
Octagon Investment Partners Ltd., Series 2020-4A, Class AR2, 4.75% (3 mo. Term SOFR + 1.08%), 01/15/2035 (a)	3,000,000	3,003,087
OZLM Ltd., Series 2019-24A, Class A1AR, 5.10% (3 mo. Term SOFR + 1.42%), 07/20/2032 (a)	260,272	260,274
Rockford Tower CLO Ltd., Series 2021-2A, Class A1R, 4.81% (3 mo. Term SOFR + 1.13%), 07/20/2034 (a)	2,900,000	2,902,369
ROMARK CLO LLC, Series 2021-4A, Class A1R, 4.82% (3 mo. Term SOFR + 1.14%), 07/10/2034 (a)	1,000,000	1,000,147
Sound Point CLO Ltd., Series 2015-2A, Class ARRR, 5.15% (3 mo. Term SOFR + 1.47%), 07/20/2032 (a)	1,555,008	1,555,468
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
THL Credit Lake Shore MM CLO Ltd., Series 2019-2A, Class A1RR, 5.08% (3 mo. Term SOFR + 1.40%), 10/17/2031 (a)	$153,157	$153,126
Trinitas CLO Ltd., Series 2020-14A, Class A1R2, 4.77% (3 mo. Term SOFR + 1.10%), 01/25/2034 (a)	2,035,944	2,036,144
Twin Brook CLO, Series 2024-2A, Class AR, 4.93% (3 mo. Term SOFR + 1.25%), 10/20/2035 (a)	2,500,000	2,494,792
Venture CDO Ltd., Series 2018-32A, Class A1, 5.04% (3 mo. Term SOFR + 1.36%), 07/18/2031 (a)	4,862,272	4,862,384
Voya CLO Ltd., Series 2019-3A, Class AR, 5.02% (3 mo. Term SOFR + 1.34%), 10/17/2032 (a)	1,159,707	1,157,029
Woodmont Trust, Series 2023-12A, Class A1R, 5.07% (3 mo. Term SOFR + 1.40%), 10/25/2032 (a)	2,002,348	2,001,438
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $64,856,012)		64,814,010

MORTGAGE-BACKED SECURITIES - 5.5%
Federal Home Loan Mortgage Corp.
Pool WN2035, 2.05%, 10/01/2026	1,553,547	1,542,360
Series KF130, Class AS, 3.88% (30 day avg SOFR US + 0.29%), 01/25/2029	492,276	491,469
Series KF134, Class AS, 4.00% (30 day avg SOFR US + 0.41%), 03/25/2032	2,901,389	2,897,768
Series KF135, Class AS, 3.96% (30 day avg SOFR US + 0.37%), 05/25/2029	460,175	459,692
Series KF166, Class AS, 4.19% (30 day avg SOFR US + 0.60%), 01/25/2032	1,784,069	1,787,158
Series KJ49, Class AFL, 4.19% (30 day avg SOFR US + 0.60%), 01/25/2031	902,672	903,800
Federal National Mortgage Association
Pool AM7515, 3.34%, 02/01/2027	1,200,000	1,192,817
Pool AN1613, 2.55%, 07/01/2026	2,550,566	2,546,699
Pool AN2417, 2.12%, 09/01/2026	2,500,000	2,488,395
Pool AN2538, 2.30%, 08/01/2026	3,620,095	3,607,085
Pool AN3381, 2.52%, 10/01/2026	2,658,516	2,642,676
Pool AN3560, 2.42%, 11/01/2026	2,289,317	2,272,939
Pool AN4793, 3.03%, 02/01/2027	1,333,238	1,322,844
Pool AN7890, 3.06%, 12/01/2027	2,750,000	2,695,360
TOTAL MORTGAGE-BACKED SECURITIES (Cost $26,914,706)		26,851,062

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 10.1%	Shares
First American Government Obligations Fund - Class X, 3.57% (e)	49,279,628	49,279,628
TOTAL MONEY MARKET FUNDS (Cost $49,279,628)		49,279,628

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
U.S. TREASURY BILLS - 4.9%
3.66%, 07/21/2026 (f)	$4,000,000	$3,991,954
0.00%, 09/29/2026 (g)	10,500,000	10,404,524
0.00%, 12/24/2026 (g)	10,000,000	9,812,674
TOTAL U.S. TREASURY BILLS (Cost $24,208,896)		24,209,152

TOTAL INVESTMENTS - 104.9% (Cost $515,835,751)		$514,281,306
Liabilities in Excess of Other Assets - (4.9)%		(24,060,692)
TOTAL NET ASSETS - 100.0%		$490,220,614
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $248,418,598 or 50.7% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(c)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(f)	The rate shown is the annualized yield as of June 30, 2026.
(g)	Zero coupon bonds make no periodic interest payments.
(h)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 99.6%
Consumer Staples - 1.1%
Agricultural Products & Services - 1.1%
Darling Ingredients, Inc. (a)	8,266	$451,489
Ingredion, Inc.	3,348	317,089
Total Consumer Staples		768,578

Energy - 24.2%
Coal & Consumable Fuels - 6.1%
Cameco Corp.	32,719	3,334,996
Energy Fuels, Inc. (a)	18,051	262,190
NexGen Energy Ltd. (a)	47,217	443,455
Uranium Energy Corp. (a)	36,181	385,690
		4,426,331
Integrated Oil & Gas - 10.8%
Chevron Corp.	15,663	2,596,299
Exxon Mobil Corp.	35,046	4,791,489
Suncor Energy, Inc.	10,033	539,762
		7,927,550
Oil & Gas Equipment & Services - 0.8%
SLB Ltd.	12,639	587,587

Oil & Gas Exploration & Production - 3.2%
Canadian Natural Resources Ltd.	17,050	674,667
ConocoPhillips	10,247	1,065,278
EOG Resources, Inc.	4,518	586,120
		2,326,065
Oil & Gas Refining & Marketing - 0.9%
Valero Energy Corp.	2,516	655,267

Oil & Gas Storage & Transportation - 2.4%
Enbridge, Inc.	18,258	990,110
Williams Cos., Inc.	10,309	766,371
		1,756,481
Total Energy		17,679,281

Industrials - 37.0% (b)
Aerospace & Defense - 23.6%
Boeing Co. (a)	9,039	1,956,672
BWX Technologies, Inc.	6,853	1,333,937
General Dynamics Corp.	2,928	1,037,215
General Electric Co.	11,965	4,471,680
Howmet Aerospace, Inc.	4,555	1,224,657
The accompanying notes are an integral part of these financial statements.

STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
L3Harris Technologies, Inc.	2,143	$622,734
Lockheed Martin Corp.	2,642	1,345,993
Northrop Grumman Corp.	1,626	828,138
Rocket Lab Corp. (a)	6,574	668,247
RTX Corp.	15,466	2,934,364
TransDigm Group, Inc.	639	851,174
		17,274,811
Agricultural & Farm Machinery - 13.1%
AGCO Corp.	3,058	366,042
CNH Industrial NV	40,687	456,915
Deere & Co.	12,972	8,228,529
Toro Co.	5,011	488,172
		9,539,658
Heavy Electrical Equipment - 0.3%
NuScale Power Corp. (a)	23,390	234,602
Total Industrials		27,049,071

Information Technology - 0.4%
Electronic Equipment & Instruments - 0.4%
Mirion Technologies, Inc. (a)	17,773	318,670

Materials - 26.4% (b)
Copper - 3.3%
Freeport-McMoRan, Inc.	38,158	2,399,757

Diversified Metals & Mining - 1.0%
Teck Resources Ltd. - Class A	45	2,690
Teck Resources Ltd. - Class B	12,759	759,917
		762,607
Fertilizers & Agricultural Chemicals - 7.8%
CF Industries Holdings, Inc.	7,836	848,325
Corteva, Inc.	34,601	2,930,359
Mosaic Co.	16,732	354,551
Nutrien Ltd.	24,815	1,563,349
		5,696,584
Gold Mining - 14.3%
Agnico Eagle Mines Ltd.	13,343	2,073,163
Barrick Mining Corp.	44,435	1,633,905
Franco-Nevada Corp.	5,080	1,059,985
Kinross Gold Corp.	31,565	747,367
Newmont Corp.	28,487	2,660,686
Pan American Silver Corp.	11,250	504,336
Royal Gold, Inc.	2,254	449,921
The accompanying notes are an integral part of these financial statements.

STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Wheaton Precious Metals Corp.	12,050	$1,355,513
		10,484,876
Total Materials		19,343,824

Utilities - 10.5%
Electric Utilities - 8.7%
Constellation Energy Corp.	23,493	5,834,956
Oklo, Inc. (a)	11,044	577,933
		6,412,889
Independent Power Producers & Energy Traders - 1.8%
Talen Energy Corp. (a)	3,387	1,301,489
Total Utilities		7,714,378
TOTAL COMMON STOCKS (Cost $61,075,876)		72,873,802

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.57% (c)	295,164	295,164
TOTAL MONEY MARKET FUNDS (Cost $295,164)		295,164

TOTAL INVESTMENTS - 100.0% (Cost $61,371,040)		$73,168,966
Liabilities in Excess of Other Assets - (0.0)% (d)		(23,599)
TOTAL NET ASSETS - 100.0%		$73,145,367

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	Represents less than 0.05% of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 93.2%
Communication Services - 2.2%
Advertising - 0.0% (a)
NIQ Global Intelligence PLC (b)	3,250	$30,387

Broadcasting - 0.2%
Nexstar Media Group, Inc.	998	178,233

Cable & Satellite - 0.6%
Liberty Broadband Corp. - Class A (b)	586	19,502
Liberty Broadband Corp. - Class C (b)	4,082	135,767
Sirius XM Holdings, Inc.	6,435	190,090
Versant Media Group, Inc.	5,063	182,319
		527,678
Interactive Media & Services - 0.4%
Cargurus, Inc. (b)	2,766	94,293
fuboTV, Inc. (b)	981	9,024
People, Inc. (b)	2,264	104,506
Trump Media & Technology Group Corp. (b)	6,434	49,799
ZoomInfo Technologies, Inc. (b)	8,932	26,171
		283,793
Movies & Entertainment - 0.8%
Atlanta Braves Holdings, Inc. - Class A (b)	369	20,778
Atlanta Braves Holdings, Inc. - Class C (b)	1,691	87,763
Cinemark Holdings, Inc.	3,619	114,831
Lionsgate Studios Corp. (b)	7,026	107,568
Madison Square Garden Entertainment Corp. (b)	1,352	109,363
Sphere Entertainment Co. (b)	939	162,475
Stubhub Holdings, Inc. - Class A (b)	7,541	97,053
		699,831
Wireless Telecommunication Services - 0.2%
Array Digital Infrastructure, Inc.	598	21,684
Telephone and Data Systems, Inc.	3,528	130,571
		152,255
Total Communication Services		1,872,177

Consumer Discretionary - 13.4%
Apparel Retail - 1.0%
Abercrombie & Fitch Co. - Class A (b)	1,586	142,756
American Eagle Outfitters, Inc.	5,479	94,239
Boot Barn Holdings, Inc. (b)	1,064	174,783
Buckle, Inc.	1,111	46,884
Urban Outfitters, Inc. (b)	2,182	154,617
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Victoria's Secret & Co. (b)	2,834	$236,582
		849,861
Apparel, Accessories & Luxury Goods - 0.6%
Capri Holdings Ltd. (b)	4,098	76,100
Columbia Sportswear Co.	875	54,092
Kontoor Brands, Inc.	1,929	160,763
PVH Corp.	1,589	117,999
Under Armour, Inc. - Class A (b)	6,322	40,398
Under Armour, Inc. - Class C (b)	4,711	29,302
		478,654
Automobile Manufacturers - 0.2%
Lucid Group, Inc. (b)	4,567	30,553
Thor Industries, Inc.	1,775	133,409
		163,962
Automotive Parts & Equipment - 1.7%
Dana, Inc.	4,077	110,935
Dorman Products, Inc. (b)	975	133,039
Garrett Motion, Inc.	5,748	208,250
Gentex Corp.	7,712	194,882
LCI Industries	819	86,716
Lear Corp.	1,802	241,576
Patrick Industries, Inc.	1,125	101,003
Phinia, Inc.	1,311	107,987
QuantumScape Corp. (b)	15,906	120,249
Visteon Corp.	947	93,952
		1,398,589
Automotive Retail - 1.0%
Advance Auto Parts, Inc.	2,094	130,289
Asbury Automotive Group, Inc. (b)	680	136,735
CarMax, Inc. (b)	4,980	263,392
Group 1 Automotive, Inc.	436	126,950
Valvoline, Inc. (b)	4,467	176,625
		833,991
Broadline Retail - 0.7%
Etsy, Inc. (b)	3,285	247,459
Macy's, Inc.	8,921	210,090
Ollie's Bargain Outlet Holdings, Inc. (b)	2,157	165,830
		623,379
Casinos & Gaming - 0.8%
Boyd Gaming Corp.	1,841	162,616
Brightstar Lottery PLC	4,016	43,051
Caesars Entertainment, Inc. (b)	6,743	203,504
Red Rock Resorts, Inc. - Class A	1,858	120,881
Rush Street Interactive, Inc. (b)	3,541	105,309
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Sportradar Group AG - Class A (b)	4,309	$64,506
		699,867
Education Services - 1.2%
Bright Horizons Family Solutions, Inc. (b)	1,977	140,130
Covista, Inc. (b)	1,183	147,473
Duolingo, Inc. (b)	1,375	158,152
Graham Holdings Co. - Class B	114	130,122
Grand Canyon Education, Inc. (b)	966	138,244
Laureate Education, Inc. (b)	4,407	160,062
McGraw Hill, Inc. (b)	882	8,353
Stride, Inc. (b)	1,451	125,134
		1,007,670
Footwear - 0.4%
Crocs, Inc. (b)	1,760	212,326
Steven Madden Ltd.	2,508	105,587
		317,913
Homebuilding - 1.4%
Cavco Industries, Inc. (b)	271	166,497
Champion Homes, Inc. (b)	1,935	170,512
Green Brick Partners, Inc. (b)	1,075	86,043
KB Home	2,138	133,817
M/I Homes, Inc. (b)	888	142,782
Meritage Homes Corp.	2,419	202,833
Taylor Morrison Home Corp. (b)	3,357	240,831
		1,143,315
Homefurnishing Retail - 0.1%
RH (b)	587	96,697

Hotels, Resorts & Cruise Lines - 0.8%
Choice Hotels International, Inc.	903	99,574
Global Business Travel Group I (b)	6,522	61,242
Hilton Grand Vacations, Inc. (b)	2,314	121,184
Travel + Leisure Co.	2,181	166,694
Wyndham Hotels & Resorts, Inc.	2,610	219,788
		668,482
Household Appliances - 0.1%
Whirlpool Corp.	2,299	90,627

Leisure Facilities - 0.4%
Life Time Group Holdings, Inc. (b)	4,839	197,625
Vail Resorts, Inc.	1,245	169,507
		367,132
Leisure Products - 1.1%
Acushnet Holdings Corp.	966	114,500
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Brunswick Corp.	2,288	$192,741
Callaway Golf Co. (b)	4,919	92,428
Mattel, Inc. (b)	10,295	142,895
Peloton Interactive, Inc. - Class A (b)	14,038	82,964
Polaris, Inc.	1,852	126,751
YETI Holdings, Inc. (b)	2,720	134,803
		887,082
Motorcycle Manufacturers - 0.1%
Harley-Davidson, Inc.	4,142	101,313

Other Specialty Retail - 0.6%
Academy Sports & Outdoors, Inc.	2,323	109,483
Bath & Body Works, Inc.	7,185	166,189
Signet Jewelers Ltd.	1,348	116,198
Warby Parker, Inc. - Class A (b)	3,528	107,039
		498,909
Restaurants - 0.5%
Brinker International, Inc. (b)	1,512	254,016
Cheesecake Factory, Inc.	1,621	128,934
Shake Shack, Inc. - Class A (b)	1,355	75,907
		458,857
Specialized Consumer Services - 0.6%
ADT, Inc.	18,175	118,138
Driven Brands Holdings, Inc. (b)	2,382	33,205
Frontdoor, Inc. (b)	2,529	196,225
H&R Block, Inc.	4,400	167,552
		515,120
Tires & Rubber - 0.1%
Goodyear Tire & Rubber Co. (b)	10,381	68,515
Total Consumer Discretionary		11,269,935

Consumer Staples - 2.1%
Consumer Staples Merchandise Retail - 0.2%
PriceSmart, Inc.	902	176,197

Food Distributors - 0.1%
Chefs' Warehouse, Inc. (b)	1,289	123,873

Household Products - 0.2%
Reynolds Consumer Products, Inc.	2,148	57,674
WD-40 Co.	471	114,754
		172,428
Packaged Foods & Meats - 0.9%
Cal-Maine Foods, Inc.	1,485	119,632
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Flowers Foods, Inc.	6,886	$54,399
Freshpet, Inc. (b)	1,695	100,209
Lamb Weston Holdings, Inc.	4,857	209,725
Marzetti Co.	689	78,656
Post Holdings, Inc. (b)	1,461	128,948
Seaboard Corp.	10	44,643
Tootsie Roll Industries, Inc.	667	26,391
		762,603
Personal Care Products - 0.4%
BellRing Brands, Inc. (b)	4,161	53,843
Coty, Inc. - Class A (b)	14,769	31,901
elf Beauty, Inc. (b)	2,046	151,404
Interparfums, Inc.	683	76,401
		313,549
Soft Drinks & Non-alcoholic Beverages - 0.2%
National Beverage Corp. (b)	848	26,457
Vita Coco Co., Inc. (b)	1,678	110,983
		137,440
Tobacco - 0.1%
Turning Point Brands, Inc.	627	53,176
Total Consumer Staples		1,739,266

Energy - 5.6%
Coal & Consumable Fuels - 0.4%
Centrus Energy Corp. - Class A (b)	651	109,283
Core Natural Resources, Inc.	1,688	135,074
Peabody Energy Corp.	4,259	98,468
		342,825
Oil & Gas Drilling - 0.9%
Helmerich & Payne, Inc.	3,172	103,852
Noble Corp. PLC	4,647	173,333
Patterson-UTI Energy, Inc.	13,056	119,854
Transocean Ltd. (b)	35,189	172,074
Valaris Ltd. (b)	2,090	151,734
		720,847
Oil & Gas Equipment & Services - 1.9%
Archrock, Inc.	6,093	248,046
Cactus, Inc. - Class A	2,412	123,567
Kodiak Gas Services, Inc.	3,127	234,932
Liberty Energy, Inc.	5,602	146,716
NOV, Inc.	12,689	235,381
Oceaneering International, Inc. (b)	3,448	139,713
Solaris Energy Infrastructure, Inc. - Class A	1,967	158,265
Tidewater, Inc. (b)	1,492	99,412
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Weatherford International PLC	2,479	$202,038
		1,588,070
Oil & Gas Exploration & Production - 1.6%
California Resources Corp.	2,985	157,817
Chord Energy Corp.	2,007	229,400
CNX Resources Corp. (b)	4,776	162,050
Comstock Resources, Inc. (b)	3,101	46,267
Crescent Energy Co. - Class A	9,058	88,949
Gulfport Energy Corp. (b)	546	92,656
Magnolia Oil & Gas Corp. - Class A	6,296	161,052
Matador Resources Co.	4,092	203,700
Murphy Oil Corp.	4,736	154,204
Northern Oil & Gas, Inc.	3,345	60,712
		1,356,807
Oil & Gas Refining & Marketing - 0.2%
PBF Energy, Inc. - Class A	3,418	155,587

Oil & Gas Storage & Transportation - 0.6%
Excelerate Energy, Inc. - Class A	922	35,027
Golar LNG Ltd.	3,410	169,954
International Seaways, Inc.	1,711	131,046
Kinetik Holdings, Inc.	1,638	79,181
Scorpio Tankers, Inc.	1,594	110,400
		525,608
Total Energy		4,689,744

Financials - 16.2%
Asset Management & Custody Banks - 0.8%
Artisan Partners Asset Management, Inc. - Class A	2,399	82,838
Cohen & Steers, Inc.	960	73,094
DigitalBridge Group, Inc.	6,335	99,966
Federated Hermes, Inc.	2,642	145,891
Victory Capital Holdings, Inc. - Class A	1,794	150,804
WisdomTree, Inc.	4,943	83,734
		636,327
Commercial & Residential Mortgage Finance - 0.9%
Enact Holdings, Inc.	1,135	51,881
Essent Group Ltd.	3,294	211,738
MGIC Investment Corp.	7,430	209,526
NMI Holdings, Inc. - Class A (b)	2,662	109,382
Radian Group, Inc.	4,724	177,953
		760,480
Consumer Finance - 1.1%
Bread Financial Holdings, Inc.	1,393	150,931
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Credit Acceptance Corp. (b)	137	$87,233
Dave, Inc. (b)	408	152,017
Enova International, Inc. (b)	819	197,158
Nelnet, Inc. - Class A	463	61,732
SLM Corp.	6,276	162,799
Upstart Holdings, Inc. (b)	2,990	105,936
		917,806
Financial Exchanges & Data - 0.3%
Bullish (b)	1,271	29,780
MarketAxess Holdings, Inc.	1,266	143,678
Miami International Holdings, Inc. (b)	2,681	99,626
		273,084
Insurance Brokers - 0.1%
Accelerant Holdings - Class A (b)	1,921	22,514
Baldwin Insurance Group, Inc. - Class A (b)	2,756	73,255
Hagerty, Inc. - Class A (b)	1,164	13,875
		109,644
Investment Banking & Brokerage - 1.3%
BGC Group, Inc. - Class A	12,568	134,352
Lazard, Inc.	3,913	164,111
Moelis & Co. - Class A	2,585	169,111
Piper Sandler Cos.	2,447	177,016
StoneX Group, Inc. (b)	2,426	287,481
Virtu Financial, Inc. - Class A	2,811	167,451
		1,099,522
Life & Health Insurance - 0.9%
Brighthouse Financial, Inc. (b)	1,995	126,283
CNO Financial Group, Inc.	3,267	166,552
F&G Annuities & Life, Inc.	1,558	41,427
Genworth Financial, Inc. - Class A (b)	13,783	130,525
Oscar Health, Inc. - Class A (b)	8,703	248,210
		712,997
Property & Casualty Insurance - 1.7%
Assured Guaranty Ltd.	1,525	122,244
First American Financial Corp.	3,454	236,910
Hamilton Insurance Group Ltd. - Class B	1,607	54,542
Hanover Insurance Group, Inc.	1,126	241,099
Mercury General Corp.	937	99,903
Palomar Holdings, Inc. (b)	914	115,520
RLI Corp.	3,196	188,788
Selective Insurance Group, Inc.	2,108	204,497
White Mountains Insurance Group Ltd.	86	178,311
		1,441,814
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Regional Banks - 8.0%
Ameris Bancorp	2,389	$215,631
Associated Banc-Corp.	4,989	153,512
Atlantic Union Bankshares Corp.	4,925	208,377
Axos Financial, Inc. (b)	1,909	185,918
Banc of California, Inc.	5,234	106,931
BancFirst Corp.	756	84,014
Bancorp, Inc. (b)	1,449	90,765
Bank of Hawaii Corp.	1,383	112,701
Bank OZK	3,679	191,639
BankUnited, Inc.	2,591	125,534
Beacon Financial Corp.	2,920	88,914
Cathay General Bancorp	2,256	139,849
Community Financial System, Inc.	1,844	123,769
Customers Bancorp, Inc. (b)	1,113	88,038
CVB Financial Corp.	6,207	139,968
Eastern Bankshares, Inc.	7,686	170,937
FB Financial Corp.	1,638	90,663
First Bancorp	1,424	91,036
First BanCorp	5,403	140,856
First Financial Bancorp	3,554	120,232
First Financial Bankshares, Inc.	4,266	147,604
First Hawaiian, Inc.	4,335	127,015
First Interstate BancSystem, Inc. - Class A	3,044	117,377
Flagstar Bank NA	9,507	142,035
FNB Corp.	12,517	238,824
Fulton Financial Corp.	7,039	170,273
Glacier Bancorp, Inc.	4,568	235,617
Hancock Whitney Corp.	2,891	216,016
Home BancShares, Inc.	6,965	198,851
Independent Bank Corp.	1,721	144,082
International Bancshares Corp.	1,998	151,748
Mechanics Bancorp - Class A	1,670	26,553
Park National Corp.	584	106,866
Prosperity Bancshares, Inc.	3,486	254,583
Provident Financial Services, Inc.	4,467	105,600
Renasant Corp.	3,267	138,978
Seacoast Banking Corp. of Florida	3,384	112,518
ServisFirst Bancshares, Inc.	1,800	156,150
Simmons First National Corp. - Class A	5,039	114,133
Texas Capital Bancshares, Inc.	1,534	158,401
TFS Financial Corp.	2,343	41,518
Towne Bank	3,074	111,402
Trustmark Corp.	1,957	90,042
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
United Bankshares, Inc.	4,847	$222,138
United Community Banks, Inc.	4,261	149,518
WaFd, Inc.	2,652	101,757
WesBanco, Inc.	3,320	129,580
WSFS Financial Corp.	1,837	140,953
		6,719,416
Reinsurance - 0.1%
SiriusPoint Ltd. (b)	3,649	87,576

Transaction & Payment Processing Services - 1.0%
Euronet Worldwide, Inc. (b)	1,255	91,853
NCR Atleos Corp. (b)	2,579	111,954
Paymentus Holdings, Inc. - Class A (b)	2,280	55,085
Remitly Global, Inc. (b)	6,427	144,029
Sezzle, Inc. (b)	606	104,008
Shift4 Payments, Inc. - Class A (b)	1,992	96,891
Western Union Co.	11,116	85,593
WEX, Inc. (b)	1,196	168,744
		858,157
Total Financials		13,616,823

Health Care - 13.5%
Biotechnology - 7.4%
ACADIA Pharmaceuticals, Inc. (b)	4,437	112,256
ADMA Biologics, Inc. (b)	8,122	67,981
Alkermes PLC (b)	5,737	300,590
Apogee Therapeutics, Inc. (b)	2,065	274,088
Arcus Biosciences, Inc. (b)	2,941	90,671
Arcutis Biotherapeutics, Inc. (b)	3,911	102,546
Beam Therapeutics, Inc. (b)	3,187	109,378
Catalyst Pharmaceuticals, Inc. (b)	4,073	128,014
Celcuity, Inc. (b)	1,581	165,404
CG oncology, Inc. (b)	2,644	187,856
Cogent Biosciences, Inc. (b)	5,863	226,898
CRISPR Therapeutics AG (b)	3,242	176,819
Denali Therapeutics, Inc. (b)	4,791	123,225
Disc Medicine, Inc. (b)	1,044	76,358
Dyne Therapeutics, Inc. (b)	5,233	116,225
Erasca, Inc. (b)	9,081	166,364
GRAIL, Inc. (b)	1,399	95,510
Ideaya Biosciences, Inc. (b)	3,011	112,220
ImmunityBio, Inc. (b)	13,205	115,610
Immunome, Inc. (b)	3,518	74,546
Immunovant, Inc. (b)	3,234	124,606
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Kiniksa Pharmaceuticals International PLC (b)	1,489	$95,222
Kymera Therapeutics, Inc. (b)	2,338	268,099
Mineralys Therapeutics, Inc. (b)	1,834	49,481
Mirum Pharmaceuticals, Inc. (b)	1,959	229,340
Newamsterdam Pharma Co. NV (b)	2,655	89,978
Protagonist Therapeutics, Inc. (b)	2,264	277,521
PTC Therapeutics, Inc. (b)	2,923	238,429
Scholar Rock Holding Corp. (b)	3,766	207,130
Spyre Therapeutics, Inc. (b)	2,731	242,458
TG Therapeutics, Inc. (b)	5,299	291,127
Travere Therapeutics, Inc. (b)	3,113	176,850
Twist Bioscience Corp. (b)	2,081	214,093
Ultragenyx Pharmaceutical, Inc. (b)	3,224	107,649
Vaxcyte, Inc. (b)	5,117	297,451
Vera Therapeutics, Inc. (b)	2,115	90,755
Veracyte, Inc. (b)	2,756	161,860
Viking Therapeutics, Inc. (b)	3,873	151,086
Viridian Therapeutics, Inc. (b)	3,132	57,535
		6,193,229
Health Care Equipment - 1.0%
Envista Holdings Corp. (b)	5,761	151,802
Inspire Medical Systems, Inc. (b)	1,133	50,543
Integer Holdings Corp. (b)	1,223	114,289
IRhythm Holdings, Inc. (b)	1,120	133,224
LivaNova PLC (b)	1,919	157,800
Teleflex, Inc.	1,554	196,985
TransMedics Group, Inc. (b)	1,163	77,247
		881,890
Health Care Facilities - 0.4%
Brookdale Senior Living, Inc. (b)	8,176	131,552
Concentra Group Holdings Parent, Inc.	4,160	123,760
PACS Group, Inc. (b)	1,466	62,510
		317,822
Health Care Services - 1.4%
Chemed Corp.	474	220,761
CorVel Corp. (b)	1,126	70,398
GeneDx Holdings Corp. (b)	669	45,927
Hims & Hers Health, Inc. (b)	7,272	252,120
Hinge Health, Inc. - Class A (b)	1,799	149,317
LifeStance Health Group, Inc. (b)	5,278	56,527
Option Care Health, Inc. (b)	5,527	115,901
Privia Health Group, Inc. (b)	3,909	100,579
RadNet, Inc. (b)	2,448	150,968
		1,162,498
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Health Care Supplies - 0.8%
Dentsply Sirona, Inc.	7,006	$74,333
Haemonetics Corp. (b)	1,628	122,100
ICU Medical, Inc. (b)	858	125,783
Lantheus Holdings, Inc. (b)	2,270	251,834
Merit Medical Systems, Inc. (b)	2,044	141,731
		715,781
Health Care Technology - 0.1%
Waystar Holding Corp. (b)	4,180	85,815

Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. - Class A (b)	4,010	153,743
Adaptive Biotechnologies Corp. (b)	5,174	110,982
Sotera Health Co. (b)	8,802	156,236
		420,961
Managed Health Care - 0.2%
Alignment Healthcare, Inc. (b)	6,030	143,574

Pharmaceuticals - 1.7%
Alumis, Inc. (b)	3,324	93,537
Amneal Pharmaceuticals, Inc. (b)	5,962	103,202
Corcept Therapeutics, Inc. (b)	3,269	284,240
Crinetics Pharmaceuticals, Inc. (b)	3,821	142,982
Edgewise Therapeutics, Inc. (b)	3,167	128,675
Ligand Pharmaceuticals, Inc. (b)	675	213,361
Liquidia Corp. (b)	2,451	195,418
Prestige Consumer Healthcare, Inc. (b)	1,674	79,130
Supernus Pharmaceuticals, Inc. (b)	1,935	89,997
Tarsus Pharmaceuticals, Inc. (b)	1,388	87,361
		1,417,903
Total Health Care		11,339,473

Industrials - 16.2%
Aerospace & Defense - 1.7%
AAR Corp. (b)	1,359	194,242
Archer Aviation, Inc. - Class A (b)	22,659	107,177
Astronics Corp. (b)	1,092	88,736
Astronics Corp. - Class B (b)	218	16,598
Firefly Aerospace, Inc. (b)	2,479	72,883
Hexcel Corp.	2,668	266,960
Intuitive Machines, Inc. (b)	5,257	112,447
Loar Holdings, Inc. (b)	1,557	125,510
Mercury Systems, Inc. (b)	1,905	233,039
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
VSE Corp.	947	$216,389
		1,433,981
Air Freight & Logistics - 0.3%
GXO Logistics, Inc. (b)	3,959	200,721
Hub Group, Inc. - Class A	2,058	90,120
		290,841
Building Products - 1.6%
AZZ, Inc.	1,026	159,081
CSW Industrials, Inc.	579	161,136
Fortune Brands Innovations, Inc.	4,219	231,623
Griffon Corp.	1,525	148,733
Hayward Holdings, Inc. (b)	7,275	125,930
Resideo Technologies, Inc. (b)	4,637	144,211
Trex Co., Inc. (b)	3,762	188,251
UFP Industries, Inc.	2,015	182,841
		1,341,806
Cargo Ground Transportation - 0.5%
Landstar System, Inc.	1,203	248,793
RXO, Inc. (b)	5,678	156,656
Schneider National, Inc. - Class B	1,395	50,959
		456,408
Commercial Printing - 0.2%
Brady Corp. - Class A	1,489	136,348

Construction & Engineering - 2.5%
Arcosa, Inc.	1,772	257,454
Argan, Inc.	479	382,506
Centuri Holdings, Inc. (b)	3,041	91,960
Construction Partners, Inc. - Class A (b)	1,618	192,170
Everus Construction Group, Inc. (b)	1,816	301,365
Granite Construction, Inc.	1,542	243,759
MYR Group, Inc. (b)	561	280,725
Tutor Perini Corp.	1,590	131,922
WillScot Holdings Corp.	6,240	180,086
		2,061,947
Construction Machinery & Heavy Transportation Equipment - 0.8%
Atmus Filtration Technologies, Inc.	2,896	147,667
Federal Signal Corp.	2,094	269,058
Terex Corp.	3,975	287,750
		704,475
Data Processing & Outsourced Services - 0.3%
ExlService Holdings, Inc. (b)	5,432	140,471
Maximus, Inc.	1,888	101,499
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Verra Mobility Corp. (b)	5,372	$22,831
		264,801
Diversified Support Services - 0.3%
OPENLANE, Inc. (b)	3,720	153,413
UniFirst Corp.	506	133,817
		287,230
Electrical Components & Equipment - 1.4%
EnerSys	1,319	308,408
Eos Energy Enterprises, Inc. (b)	11,221	65,979
Fluence Energy, Inc. (b)	2,303	45,784
Plug Power, Inc. (b)	48,862	132,416
Powell Industries, Inc.	1,027	294,092
Sensata Technologies Holding PLC	5,151	245,909
Sunrun, Inc. (b)	7,584	101,474
		1,194,062
Environmental & Facilities Services - 0.4%
ABM Industries, Inc.	2,077	91,887
Casella Waste Systems, Inc. - Class A (b)	2,194	212,752
		304,639
Heavy Electrical Equipment - 0.1%
NuScale Power Corp. (b)	11,272	113,058

Human Resource & Employment Services - 0.4%
Korn Ferry	1,818	121,043
Robert Half, Inc.	3,453	106,007
TriNet Group, Inc.	947	46,867
Upwork, Inc. (b)	4,281	35,789
		309,706
Industrial Machinery & Supplies & Components - 2.5%
CECO Environmental Corp. (b)	1,870	169,684
Enpro, Inc.	749	282,320
ESCO Technologies, Inc.	909	318,186
Franklin Electric Co., Inc.	1,347	144,385
Gates Industrial Corp. PLC (b)	8,923	249,576
Kadant, Inc.	417	131,034
Kennametal, Inc.	2,662	93,303
Mueller Water Products, Inc. - Class A	5,455	140,903
Standex International Corp.	416	148,791
Timken Co.	2,287	332,347
Worthington Enterprises, Inc.	1,234	66,340
		2,076,869
Marine Transportation - 0.2%
Matson, Inc.	1,067	205,109

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Office Services & Supplies - 0.1%
HNI Corp.	2,574	$104,015

Passenger Airlines - 0.2%
Alaska Air Group, Inc. (b)	1,125	58,725
Copa Holdings SA - Class A	292	45,426
SkyWest, Inc. (b)	375	37,249
		141,400
Passenger Ground Transportation - 0.1%
Avis Budget Group, Inc. (b)	617	91,211

Research & Consulting Services - 0.8%
Exponent, Inc.	1,744	102,477
FTI Consulting, Inc. (b)	1,064	158,547
Huron Consulting Group, Inc. (b)	593	53,465
KBR, Inc.	4,424	152,761
Science Applications International Corp.	1,578	174,227
		641,477
Security & Alarm Services - 0.2%
Brink's Co.	1,452	137,199

Trading Companies & Distributors - 1.6%
Boise Cascade Co.	1,286	99,832
DNOW, Inc. (b)	6,465	83,851
GATX Corp.	1,254	222,196
Herc Holdings, Inc.	1,149	164,698
McGrath RentCorp	855	103,481
MSC Industrial Direct Co., Inc. - Class A	1,541	183,302
Rush Enterprises, Inc. - Class A	2,147	156,699
Rush Enterprises, Inc. - Class B	272	20,808
SiteOne Landscape Supply, Inc. (b)	1,559	178,365
Xometry, Inc. - Class A (b)	1,538	148,448
		1,361,680
Total Industrials		13,658,262

Information Technology - 15.9%
Application Software - 3.8%
ACI Worldwide, Inc. (b)	3,579	179,988
Agilysys, Inc. (b)	900	94,050
Alarm.com Holdings, Inc. (b)	1,663	77,695
Alkami Technology, Inc. (b)	2,289	41,477
Asana, Inc. - Class A (b)	3,583	25,081
AvePoint, Inc. (b)	5,363	60,119
BILL Holdings, Inc. (b)	3,121	112,855
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Bitdeer Technologies Group (b)	5,489	$87,110
Blackbaud, Inc. (b)	1,653	48,962
BlackLine, Inc. (b)	1,899	53,305
Box, Inc. - Class A (b)	4,874	129,356
Braze, Inc. - Class A (b)	3,195	69,300
CCC Intelligent Solutions Holdings, Inc. (b)	21,676	111,848
Cleanspark, Inc. (b)	8,699	126,570
Clear Secure, Inc. - Class A	3,342	186,250
Core Scientific, Inc. (b)	10,751	275,118
Dropbox, Inc. - Class A (b)	5,336	146,580
Freshworks, Inc. - Class A (b)	8,006	81,021
Intapp, Inc. (b)	1,954	49,260
Life360, Inc. (b)	2,672	147,922
MARA Holdings, Inc. (b)	13,091	181,834
nCino, Inc. (b)	3,691	60,348
Q2 Holdings, Inc. (b)	2,128	102,357
SoundHound AI, Inc. - Class A (b)	13,396	86,672
SPS Commerce, Inc. (b)	1,311	74,950
Terawulf, Inc. (b)	13,687	338,069
Vertex, Inc. - Class A (b)	2,494	28,631
Workiva, Inc. (b)	1,767	85,717
Zeta Global Holdings Corp. - Class A (b)	7,382	145,278
		3,207,723
Communications Equipment - 1.8%
Applied Optoelectronics, Inc. (b)	2,736	405,366
Calix, Inc. (b)	2,119	79,081
Ondas, Inc. (b)	16,876	139,058
Viasat, Inc. (b)	4,593	412,497
Viavi Solutions, Inc. (b)	8,100	386,775
Vistance Networks, Inc.	7,525	96,170
		1,518,947
Electronic Components - 0.6%
Bel Fuse, Inc. - Class A	57	16,600
Bel Fuse, Inc. - Class B	361	120,228
Belden, Inc.	1,367	163,917
Vishay Intertechnology, Inc.	4,304	231,469
		532,214
Electronic Equipment & Instruments - 2.2%
Badger Meter, Inc.	1,033	153,277
Cognex Corp.	5,953	431,116
Crane NXT Co.	1,716	87,791
Itron, Inc. (b)	1,596	138,102
Mirion Technologies, Inc. (b)	8,452	151,544
nLight, Inc. (b)	1,885	131,234
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Novanta, Inc. (b)	1,250	$202,800
OSI Systems, Inc. (b)	555	121,378
Ralliant Corp.	3,984	293,342
Vontier Corp.	5,090	147,610
		1,858,194
Electronic Manufacturing Services - 0.5%
IPG Photonics Corp. (b)	926	108,638
Plexus Corp. (b)	944	283,833
		392,471
Internet Services & Infrastructure - 0.5%
DigitalOcean Holdings, Inc. (b)	2,836	445,337

IT Consulting & Other Services - 0.3%
BigBear.ai Holdings, Inc. (b)	15,159	55,633
DXC Technology Co. (b)	6,009	53,180
Globant SA (b)	1,522	44,047
Kyndryl Holdings, Inc. (b)	7,913	89,496
		242,356
Semiconductor Materials & Equipment - 1.6%
ACM Research, Inc. - Class A (b)	1,802	228,656
Axcelis Technologies, Inc. (b)	1,075	203,659
Enphase Energy, Inc. (b)	4,471	220,152
FormFactor, Inc. (b)	2,807	448,923
Kulicke & Soffa Industries, Inc.	1,781	238,227
		1,339,617
Semiconductors - 1.8%
Ambarella, Inc. (b)	1,436	123,209
Cirrus Logic, Inc. (b)	1,791	266,017
Diodes, Inc. (b)	1,599	174,995
Impinj, Inc. (b)	990	141,798
Navitas Semiconductor Corp. (b)	6,921	124,024
Power Integrations, Inc.	1,908	159,814
Silicon Laboratories, Inc. (b)	1,152	251,781
Synaptics, Inc. (b)	1,337	166,095
Universal Display Corp.	1,556	134,734
		1,542,467
Systems Software - 1.7%
Commvault Systems, Inc. (b)	1,533	217,272
Dolby Laboratories, Inc. - Class A	2,113	111,102
Gitlab, Inc. - Class A (b)	4,849	148,040
Monday.com Ltd. (b)	1,534	111,046
Qualys, Inc. (b)	1,248	171,588
SentinelOne, Inc. - Class A (b)	11,570	196,343
Tenable Holdings, Inc. (b)	4,132	152,388
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Teradata Corp. (b)	3,197	$110,776
Varonis Systems, Inc. (b)	3,991	167,462
		1,386,017
Technology Distributors - 0.9%
Arrow Electronics, Inc. (b)	1,814	387,126
Avnet, Inc.	2,898	257,400
Insight Enterprises, Inc. (b)	1,075	130,935
		775,461
Technology Hardware, Storage & Peripherals - 0.2%
Diebold Nixdorf, Inc. (b)	835	70,991
Quantum Computing, Inc. (b)	7,134	69,200
		140,191
Total Information Technology		13,380,995

Materials - 4.6%
Aluminum - 0.3%
Century Aluminum Co. (b)	2,424	111,528
Constellium SE (b)	4,763	151,797
		263,325
Commodity Chemicals - 0.4%
Cabot Corp.	1,812	164,566
Hawkins, Inc.	675	95,917
Olin Corp.	4,012	79,518
		340,001
Construction Materials - 0.2%
Knife River Corp. (b)	1,988	166,296
United States Lime & Minerals, Inc.	396	41,450
		207,746
Diversified Metals & Mining - 0.5%
Ivanhoe Electric, Inc. (b)	3,864	37,133
Materion Corp.	712	211,742
USA Rare Earth, Inc. (b)	6,692	144,413
		393,288
Fertilizers & Agricultural Chemicals - 0.1%
Scotts Miracle-Gro Co.	1,556	105,979

Forest Products - 0.2%
Louisiana-Pacific Corp.	2,222	174,783

Gold Mining - 0.1%
Aura Minerals, Inc.	1,221	76,862
Hycroft Mining Holding Corp. (b)	1,571	36,761
		113,623
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Metal, Glass & Plastic Containers - 0.3%
Ardagh Metal Packaging SA	5,743	$27,222
Greif, Inc. - Class A	893	66,520
Greif, Inc. - Class B	158	14,779
Silgan Holdings, Inc.	3,066	142,232
		250,753
Paper & Plastic Packaging Products & Materials - 0.4%
Graphic Packaging Holding Co.	10,274	108,596
Sonoco Products Co.	3,443	194,013
		302,609
Specialty Chemicals - 1.8%
Ashland, Inc.	1,596	105,160
Avient Corp.	3,203	118,383
Balchem Corp.	1,141	192,772
Celanese Corp.	4,067	187,082
HB Fuller Co.	1,904	110,984
Ingevity Corp. (b)	1,250	93,338
NewMarket Corp.	283	223,921
Perimeter Solutions, Inc. (b)	5,316	189,515
Quaker Chemical Corp.	478	75,940
Sensient Technologies Corp.	1,475	181,853
		1,478,948
Steel - 0.3%
Alpha Metallurgical Resources, Inc. (b)	368	60,698
Warrior Met Coal, Inc.	1,822	147,873
		208,571
Total Materials		3,839,626

Real Estate - 0.6%
Diversified Real Estate Activities - 0.1%
St Joe Co.	1,439	90,125

Real Estate Development - 0.1%
Howard Hughes Holdings, Inc. (b)	1,092	78,067

Real Estate Operating Companies - 0.0% (a)
Landbridge Co. LLC - Class A	635	50,317

Real Estate Services - 0.4%
Cushman & Wakefield Ltd. (b)	8,084	108,244
Newmark Group, Inc. - Class A	4,917	74,296
Opendoor Technologies, Inc. (b)	27,861	128,718
		311,258
Total Real Estate		529,767
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Utilities - 2.9%
Electric Utilities - 0.9%
Hawaiian Electric Industries, Inc. (b)	5,712	$77,284
MGE Energy, Inc.	1,284	104,697
Otter Tail Corp.	1,450	130,471
Portland General Electric Co.	4,500	233,235
TXNM Energy, Inc.	3,805	216,048
		761,735
Gas Utilities - 1.2%
Chesapeake Utilities Corp.	816	99,944
MDU Resources Group, Inc.	7,464	158,311
New Jersey Resources Corp.	3,531	197,877
ONE Gas, Inc.	2,284	176,028
Southwest Gas Holdings, Inc.	2,356	208,930
Spire, Inc.	1,996	155,868
		996,958
Multi-Utilities - 0.6%
Avista Corp.	2,847	116,471
Black Hills Corp.	2,652	197,309
Northwestern Energy Group, Inc.	2,148	153,839
		467,619
Water Utilities - 0.2%
American States Water Co.	1,354	111,881
California Water Service Group	2,088	101,581
		213,462
Total Utilities		2,439,774
TOTAL COMMON STOCKS (Cost $62,566,563)		78,375,842

REAL ESTATE INVESTMENT TRUSTS - 6.6%
Financials - 0.7%
Mortgage REITs - 0.7%
Blackstone Mortgage Trust, Inc. - Class A	5,514	93,462
Dynex Capital, Inc.	7,479	98,050
Rithm Capital Corp.	20,690	194,279
Starwood Property Trust, Inc.	12,337	202,080
Total Financials		587,871

Real Estate - 5.9%
Diversified REITs - 0.4%
Broadstone Net Lease, Inc.	6,518	134,727
Essential Properties Realty Trust, Inc.	7,696	229,726
		364,453

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Health Care REITs - 0.7%
Healthcare Realty Trust, Inc.	12,260	$247,284
Medical Properties Trust, Inc.	16,187	74,784
National Health Investors, Inc.	1,603	122,245
Sabra Health Care REIT, Inc.	8,638	168,527
		612,840
Hotel & Resort REITs - 0.5%
Apple Hospitality REIT, Inc.	7,438	125,033
Ryman Hospitality Properties, Inc.	2,121	272,654
		397,687
Industrial REITs - 0.6%
Americold Realty Trust, Inc.	10,042	157,860
LXP Industrial Trust	2,021	108,891
Terreno Realty Corp.	3,832	248,199
		514,950
Multi-Family Residential REITs - 0.2%
Independence Realty Trust, Inc.	8,372	139,729

Office REITs - 1.1%
COPT Defense Properties	3,983	144,941
Cousins Properties, Inc.	5,884	176,402
Highwoods Properties, Inc.	3,812	114,970
Kilroy Realty Corp.	4,133	154,864
SL Green Realty Corp.	2,505	129,684
Vornado Realty Trust	6,083	239,062
		959,923
Other Specialized REITs - 0.7%
EPR Properties	2,631	152,624
Four Corners Property Trust, Inc.	3,699	90,811
Millrose Properties, Inc.	5,401	162,300
Outfront Media, Inc. (b)	5,814	190,467
		596,202
Retail REITs - 1.3%
Acadia Realty Trust	4,602	96,228
Curbline Properties Corp.	3,387	102,965
Kite Realty Group Trust	7,206	204,506
Macerich Co.	9,272	233,562
Phillips Edison & Co., Inc.	4,653	193,658
Tanger, Inc.	3,967	156,577
Urban Edge Properties	4,441	101,610
		1,089,106
Self-Storage REITs - 0.1%
National Storage Affiliates Trust	2,504	111,353

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Timber REITs - 0.3%
Rayonier, Inc.	10,679	$227,249
Total Real Estate		5,013,492
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,763,534)		5,601,363

RIGHTS - 0.0% (a)
Health Care - 0.0% (a)
Biotechnology — 0.0% (a)
Biogen, Inc., Expires 05/17/2027, Exercise Price $1.00 (b)(c)	3,846	—
Gilead Sciences, Inc., Expires 04/30/2027, Exercise Price $5.00 (b)(c)	2,010	—

Pharmaceuticals — 0.0% (a)
Novo Nordisk AS, Exercise Price $0.00 (b)(c)	2,475	—
Pfizer, Inc., Expires 11/16/2026, Exercise Price $20.65 (b)(c)	2,014	—
TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.57% (d)	93,811	93,811
TOTAL MONEY MARKET FUNDS (Cost $93,811)		93,811

TOTAL INVESTMENTS - 99.9% (Cost $67,423,908)		$84,071,016
Other Assets in Excess of Liabilities - 0.1%		61,018
TOTAL NET ASSETS - 100.0%		$84,132,034
Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
MORTGAGE-BACKED SECURITIES - 36.9% (e)
Federal Home Loan Mortgage Corp.
Pool QF3730, 5.00%, 11/01/2052	$715,027	$707,629
Pool QF5342, 4.00%, 12/01/2052	1,346,558	1,262,706
Pool QJ0225, 6.00%, 07/01/2054	923,439	949,078
Pool QJ7711, 5.00%, 11/01/2054	831,473	819,001
Pool SD1961, 5.50%, 12/01/2052	288,265	290,820
Pool SD8134, 2.00%, 03/01/2051	1,327,614	1,070,846
Pool SD8256, 4.00%, 10/01/2052	1,721,785	1,614,523
Pool SD8322, 4.50%, 05/01/2053	802,900	776,018
Pool SD8325, 6.00%, 05/01/2053	685,498	704,183
Pool SD8384, 6.00%, 12/01/2053	1,309,928	1,340,924
Pool SD8469, 5.50%, 10/01/2054	2,229,721	2,242,905
Pool SL0741, 6.00%, 02/01/2055	750,294	773,704
Federal National Mortgage Association
Pool BT0240, 2.00%, 09/01/2051	1,432,662	1,149,371
Pool CB4379, 4.00%, 08/01/2052	2,055,669	1,930,653
Pool DB6624, 5.50%, 06/01/2054	541,934	549,786
Pool DC9709, 6.00%, 01/01/2055	347,793	361,581
Pool FA0516, 5.00%, 02/01/2055	923,147	911,589
Pool FA1342, 5.00%, 03/01/2054	3,072,049	3,041,275
Pool FA2387, 4.50%, 06/01/2053	3,206,983	3,099,457
Pool FS4932, 6.00%, 06/01/2053	529,689	546,183
Pool FS5635, 4.00%, 11/01/2052	1,648,429	1,547,559
Pool FS8417, 4.00%, 10/01/2052	951,037	889,926
Pool FS9287, 5.50%, 09/01/2054	924,586	934,350
Pool MA4437, 2.00%, 10/01/2051	2,464,578	1,982,117
Pool MA4919, 5.50%, 02/01/2053	708,968	716,891
Pool MA5039, 5.50%, 06/01/2053	745,172	753,212
Pool MA5109, 6.50%, 08/01/2053	210,026	217,483
Pool MA5165, 5.50%, 10/01/2053	683,715	688,805
Pool MA5215, 5.50%, 12/01/2053	2,152,057	2,169,310
Pool MA5421, 6.00%, 07/01/2054	2,714,461	2,778,692
Pool MA5646, 5.50%, 03/01/2055	1,934,156	1,943,739
Pool MB0302, 5.50%, 02/01/2055	813,077	817,085
Ginnie Mae II Pool
Pool MA8493, 6.50%, 12/20/2052	66,016	68,880
Pool MA8570, 5.50%, 01/20/2053	573,853	581,972
Pool MA8727, 6.00%, 03/20/2053	690,202	710,522
Pool MA8800, 5.00%, 04/20/2053	364,906	361,811
Pool MA8801, 5.50%, 04/20/2053	678,754	687,960
Pool MA8877, 4.50%, 05/20/2053	1,199,162	1,161,045
Pool MA8880, 6.00%, 05/20/2053	468,099	481,738
Pool MA9018, 6.00%, 07/20/2053	243,898	251,129
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
Pool MA9166, 3.00%, 09/20/2053	$146,126	$130,073
TOTAL MORTGAGE-BACKED SECURITIES (Cost $43,799,495)		44,016,531

ASSET-BACKED SECURITIES - 13.6%
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82%, 01/15/2032 (a)	500,000	494,121
Carvana Auto Receivables Trust, Series 2023-P4, Class D, 7.37%, 10/10/2030 (a)	1,000,000	1,046,349
FHF Trust
Series 2024-2A, Class D, 7.15%, 09/15/2031 (a)	500,000	498,927
Series 2024-3A, Class D, 6.01%, 12/15/2031 (a)	500,000	472,780
GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.37%, 08/15/2031 (a)	1,000,000	1,027,351
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, 2.70%, 01/20/2049 (a)	113,561	97,580
GreenSky LLC, Series 2024-2, Class D, 6.43%, 10/27/2059 (a)	773,659	782,204
Hertz Corp., Series 2023-4A, Class C, 7.51%, 03/25/2030 (a)	500,000	516,827
Mariner Finance Issuance Trust, Series 2024-BA, Class D, 6.36%, 11/20/2038 (a)	538,000	545,326
Marlette Funding Trust
Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	263,151	266,235
Series 2024-1A, Class D, 6.93%, 07/17/2034 (a)	500,000	507,288
Octane Receivables Trust, Series 2024-RVM1, Class D, 6.30%, 01/22/2046 (a)	500,000	508,833
Pagaya AI Debt Selection Trust
Series 2025-1, Class D, 6.28%, 07/15/2032 (a)	507,047	507,545
Series 2025-7, Class D, 5.54%, 05/15/2033 (a)	949,831	939,574
Republic Finance Issuance Trust, Series 2024-A, Class C, 7.28%, 08/20/2032 (a)	250,000	250,825
Research-Driven Pagaya Motor Asset Trust
Series 2026-1A, Class B, 5.44%, 01/25/2035 (a)	1,000,000	989,327
Series 2026-R1A, Class B, 6.21%, 07/25/2034 (a)	500,000	499,259
SoFi Consumer Loan Program Trust, Series 2025-1, Class D, 5.72%, 02/27/2034 (a)	1,000,000	1,006,000
Sunnova Energy International, Inc., Series 2023-B, Class A, 5.30%, 08/22/2050 (a)	81,790	76,368
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	67,126	67,231
Towd Point Mortgage Trust
Series 2022-SJ1, Class M2, 4.75%, 03/25/2062 (a)(b)	1,500,000	1,452,985
Series 2024-4, Class A2, 4.55%, 10/27/2064 (a)(b)	1,500,000	1,442,972
Upstart Securitization Trust
Series 2026-2, Class C, 5.83%, 05/20/2036 (a)	1,250,000	1,248,240
Series 2026-3, Class C, 5.92%, 07/20/2036 (a)	1,000,000	1,000,000
TOTAL ASSET-BACKED SECURITIES (Cost $16,165,063)		16,244,147

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9%
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	$885,000	$641,447
Federal Home Loan Mortgage Corp.
Series K-171, Class A2, 4.40%, 06/25/2035 (b)	2,000,000	1,966,156
Series K-173, Class A2, 4.60%, 09/25/2035 (b)	2,000,000	1,995,132
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, 6.98% (30 day avg SOFR US + 3.35%), 06/25/2043 (a)	500,000	513,888
GCAT, Series 2021-NQM4, Class A3, 1.56%, 08/25/2066 (a)(b)	972,547	831,699
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(b)	1,514,872	1,252,195
JP Morgan Mortgage Trust, Series 2021-1, Class A3, 2.50%, 06/25/2051 (a)(b)	405,783	339,418
MFRA Trust, Series 2021-NQM2, Class A3, 1.47%, 11/25/2064 (a)(b)	308,395	277,247
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(b)	1,081,167	895,093
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (a)(b)	578,446	480,670
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052 (a)(b)	745,471	668,743
Sequoia Mortgage Trust
Series 2025-S2, Class A2, 3.50%, 11/25/2055 (a)(b)	943,062	843,036
Series 2026-1, Class A1, 5.00%, 02/25/2056 (a)(b)	1,479,682	1,446,778
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065 (a)(b)	222,315	210,198
Series 2021-1, Class M1, 2.50%, 07/25/2061 (a)(b)	744,000	521,180
Starwood Mortgage Residential Trust, Series 2022-2, Class A1, 4.18%, 02/25/2067 (a)(b)	963,262	920,969
Western Alliance Bancorp, Series 2021-CL2, Class M3, 7.73% (30 day avg SOFR US + 4.10%), 07/25/2059 (a)	401,808	434,346
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,261,075)		14,238,195

U.S. TREASURY SECURITIES - 11.0%
United States Treasury Note/Bond
4.38%, 08/31/2028	500,000	502,158
3.50%, 04/30/2030	1,000,000	975,937
4.13%, 08/31/2030	1,000,000	997,344
1.25%, 08/15/2031	2,250,000	1,945,019
4.13%, 11/15/2032	1,200,000	1,189,453
3.50%, 02/15/2033	1,000,000	954,258
3.88%, 08/15/2033	1,000,000	972,559
4.38%, 05/15/2034	200,000	200,098
3.50%, 02/15/2039	1,200,000	1,080,281
1.13%, 05/15/2040	1,500,000	949,717
1.13%, 08/15/2040	1,400,000	877,434
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
3.88%, 08/15/2040	$1,600,000	$1,460,375
1.75%, 08/15/2041	1,500,000	1,005,908
TOTAL U.S. TREASURY SECURITIES (Cost $13,212,780)		13,110,541

CORPORATE BONDS - 8.3%
Communication Services - 0.4%
Integrated Telecommunication Services - 0.3%
AT&T, Inc., 4.90%, 08/15/2037	190,000	181,315
Comcast Corp., 6.50%, 11/15/2035	90,000	96,001
Verizon Communications, Inc., 4.27%, 01/15/2036	155,000	142,800
		420,116

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc., 5.75%, 01/15/2034	95,000	98,398
Total Communication Services		518,514

Consumer Discretionary - 0.6%
Automobile Manufacturers - 0.1%
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	50,000	50,347
General Motors Financial Co., Inc., 6.10%, 01/07/2034	70,000	73,063
		123,410

Automotive Parts & Equipment - 0.1%
BorgWarner, Inc., 5.40%, 08/15/2034	70,000	71,330
Phinia, Inc., 6.75%, 04/15/2029 (a)	45,000	46,141
		117,471

Automotive Retail - 0.1%
O'Reilly Automotive, Inc., 4.70%, 06/15/2032	75,000	74,725

Home Improvement Retail - 0.0% (c)
Lowe's Cos., Inc., 2.80%, 09/15/2041	100,000	71,433

Homebuilding - 0.1%
Meritage Homes Corp., 5.65%, 03/15/2035	70,000	70,806
PulteGroup, Inc., 6.38%, 05/15/2033	65,000	69,829
		140,635

Hotels, Resorts & Cruise Lines - 0.2%
Carnival Corp. Ltd., 6.13%, 02/15/2033 (a)	95,000	96,197
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033 (a)	95,000	96,366
		192,563
Total Consumer Discretionary		720,237

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
Consumer Staples - 1.0%
Agricultural Products & Services - 0.1%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	$105,000	$95,860

Brewers - 0.0% (c)
Molson Coors Beverage Co., 4.20%, 07/15/2046	60,000	47,966

Distillers & Vintners - 0.1%
Brown-Forman Corp., 4.00%, 04/15/2038	85,000	75,776
Constellation Brands, Inc., 4.90%, 05/01/2033	75,000	74,168
		149,944

Food & Beverage - 0.1%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.95%, 04/20/2035	95,000	98,055

Food & Beverage - 0.1%
Mars, Inc., 5.20%, 03/01/2035 (a)	95,000	95,410

Food Retail - 0.1%
Kroger Co., 5.00%, 09/15/2034	100,000	98,718

Packaged Foods & Meats - 0.3%
Campbell's Co., 5.40%, 03/21/2034	100,000	98,544
Conagra Brands, Inc., 5.30%, 11/01/2038	75,000	71,107
J M Smucker Co., 6.20%, 11/15/2033	90,000	96,012
Kraft Heinz Foods Co., 6.88%, 01/26/2039	65,000	71,275
Tyson Foods, Inc., 4.88%, 08/15/2034	100,000	97,477
		434,415

Soft Drinks & Non-alcoholic Beverages - 0.1%
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	95,000	95,272

Tobacco - 0.1%
Philip Morris International, Inc., 5.25%, 02/13/2034	95,000	96,587
Total Consumer Staples		1,212,227

Energy - 0.7%
Midstream - 0.1%
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	70,000	71,545

Oil & Gas Exploration & Production - 0.1%
Continental Resources, Inc., 5.75%, 01/15/2031 (a)	70,000	71,296
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
Hess Corp., 7.13%, 03/15/2033	$80,000	$89,943
		161,239

Oil & Gas Storage & Transportation - 0.5%
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	85,000	72,431
Cheniere Energy Partners LP, 5.75%, 08/15/2034	70,000	72,184
Energy Transfer LP, 5.00%, 05/15/2044 (d)	80,000	70,303
Kinder Morgan, Inc., 5.95%, 08/01/2054	70,000	70,360
MPLX LP, 5.00%, 03/01/2033	75,000	74,466
ONEOK, Inc., 6.05%, 09/01/2033	70,000	73,305
Targa Resources Corp., 6.50%, 03/30/2034	65,000	70,084
Western Midstream Operating LP, 6.15%, 04/01/2033	70,000	73,040
Williams Cos., Inc., 5.60%, 03/15/2035	70,000	71,451
		647,624
Total Energy		880,408

Financials - 2.9%
Asset Management & Custody Banks - 0.0% (c)
Ares Capital Corp., 3.20%, 11/15/2031	70,000	61,445

Brokerage & Investment Management - 0.1%
LPL Holdings, Inc., 4.38%, 05/15/2031 (a)	100,000	96,157

Commercial & Residential Mortgage Finance - 0.2%
Enact Holdings, Inc., 6.25%, 05/28/2029	70,000	72,072
NMI Holdings, Inc., 6.00%, 08/15/2029	70,000	71,515
Radian Group, Inc., 6.20%, 05/15/2029	70,000	72,319
		215,906

Consumer Finance - 0.3%
American Express Co., 5.28% to 07/26/2034 then SOFR + 1.42%, 07/26/2035	195,000	197,037
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	190,000	194,437
		391,474

Diversified Banks - 0.9%
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	250,000	218,049
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032	190,000	195,536
JPMorgan Chase & Co., 4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035	245,000	241,836
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	215,000	221,638
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	$190,000	$194,642
		1,071,701

Diversified Capital Markets - 0.2%
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035 (a)	190,000	195,138

Financial Exchanges & Data - 0.1%
MSCI, Inc., 5.25%, 09/01/2035	100,000	97,919

Investment Banking & Brokerage - 0.3%
Goldman Sachs Group, Inc., 4.02% to 10/31/2037 then 3 mo. Term SOFR + 1.63%, 10/31/2038	220,000	193,144
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	190,000	195,564
		388,708

Life & Health Insurance - 0.1%
Prudential Financial, Inc., 5.20%, 03/14/2035	95,000	95,326

Regional Banks - 0.2%
M&T Bank Corp., 5.40% to 07/30/2030 then 5 yr. CMT Rate + 1.43%, 07/30/2035	195,000	194,804

Rental & Leasing Services - 0.1%
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (a)	100,000	97,622

Specialized Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	105,000	96,005
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030 (a)	95,000	95,702
GGAM Finance Ltd., 6.88%, 04/15/2029 (a)	100,000	102,430
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031 (a)	90,000	94,095
		388,232

Transaction & Payment Processing Services - 0.1%
Fiserv, Inc., 5.25%, 08/11/2035	75,000	73,095
Global Payments, Inc., 5.40%, 08/15/2032	50,000	49,823
		122,918
Total Financials		3,417,350

Health Care - 0.6%
Biotechnology - 0.1%
Amgen, Inc., 5.25%, 03/02/2033	95,000	96,702
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value

Health Care Equipment - 0.2%
Baxter International, Inc., 2.54%, 02/01/2032	$115,000	$99,022
GE HealthCare Technologies, Inc., 5.50%, 06/15/2035	95,000	96,609
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	110,000	98,642
		294,273

Health Care Facilities - 0.1%
HCA, Inc., 5.45%, 09/15/2034	95,000	96,059

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc., 4.75%, 09/09/2034	100,000	98,463

Pharmaceuticals - 0.1%
Royalty Pharma PLC, 3.30%, 09/02/2040	125,000	97,010
Total Health Care		682,507

Industrials - 0.6%
Aerospace & Defense - 0.1%
Northrop Grumman Corp., 5.20%, 06/01/2054	80,000	74,705
RTX Corp., 6.10%, 03/15/2034	65,000	69,763
		144,468

Air Freight & Logistics - 0.1%
United Parcel Service, Inc., 5.50%, 05/22/2054	50,000	48,334

Building Products - 0.0% (c)
Carrier Global Corp., 3.38%, 04/05/2040	60,000	48,249

Commercial Services - 0.1%
Ashtead Capital, Inc., 5.95%, 10/15/2033 (a)	95,000	98,045

Environmental & Facilities Services - 0.1%
Waste Management, Inc., 4.88%, 02/15/2034	70,000	70,342

Rail Transportation - 0.1%
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	110,000	90,145
CSX Corp., 6.15%, 05/01/2037	65,000	70,260
		160,405

Trading Companies & Distributors - 0.1%
GATX Corp., 5.50%, 06/15/2035	95,000	96,162
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
United Rentals North America, Inc., 6.00%, 12/15/2029 (a)	$45,000	$45,763
		141,925
Total Industrials		711,768

Information Technology - 0.6%
Application Software - 0.1%
Roper Technologies, Inc., 1.75%, 02/15/2031	110,000	95,723

Electronic Components - 0.0% (c)
Amphenol Corp., 5.25%, 04/05/2034	70,000	71,482

Systems Software - 0.1%
Oracle Corp., 3.90%, 05/15/2035	115,000	97,612
VMware LLC, 2.20%, 08/15/2031	110,000	96,904
		194,516

Technology - 0.1%
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	100,000	98,835

Technology Distributors - 0.2%
Arrow Electronics, Inc., 5.88%, 04/10/2034	95,000	97,811
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	100,000	98,781
		196,592

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp., 4.85%, 02/01/2035	100,000	97,615
Total Information Technology		754,763

Materials - 0.4%
Construction Materials - 0.1%
CRH America Finance, Inc., 5.40%, 05/21/2034	95,000	96,610

Copper - 0.1%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	70,000	71,233

Fertilizers & Agricultural Chemicals - 0.1%
Mosaic Co., 5.63%, 11/15/2043	75,000	71,503
Nutrien Ltd., 4.13%, 03/15/2035	80,000	73,718
		145,221

Mining - 0.0% (c)
Barrick International Barbados Corp., 6.35%, 10/15/2036 (a)	55,000	59,384

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
Steel - 0.1%
Nucor Corp., 5.10%, 06/01/2035	$70,000	$70,400
Total Materials		442,848

Real Estate - 0.2%
Telecom Tower REITs - 0.2%
American Tower Corp., 5.55%, 07/15/2033	95,000	97,500
Crown Castle, Inc., 5.10%, 05/01/2033	95,000	94,247
Total Real Estate		191,747

Utilities - 0.3%
Electric Utilities - 0.1%
Duke Energy Florida LLC, 6.40%, 06/15/2038	90,000	98,116
Virginia Electric and Power Co., 5.15%, 03/15/2035	95,000	95,048
		193,164

Independent Power Producers & Energy Traders - 0.1%
Vistra Operations Co. LLC, 6.00%, 04/15/2034 (a)	95,000	97,907

Multi-Utilities - 0.1%
Berkshire Hathaway Energy Co., 6.13%, 04/01/2036	90,000	96,073
Total Utilities		387,144
TOTAL CORPORATE BONDS (Cost $9,798,439)		9,919,513

COLLATERALIZED LOAN OBLIGATIONS - 5.6%
Atlas Senior Loan Fund Ltd., Series 2025-25A, Class D1, 7.36% (3 mo. Term SOFR + 3.68%), 07/20/2038 (a)	1,500,000	1,514,608
Dryden Senior Loan Fund, Series 2018-64A, Class D, 6.59% (3 mo. Term SOFR + 2.91%), 04/18/2031 (a)	500,000	503,668
Jamestown CLO Ltd., Series 2018-11A, Class A2, 5.63% (3 mo. Term SOFR + 1.96%), 07/14/2031 (a)	1,030,000	1,030,630
Madison Park Funding Ltd., Series 2019-37A, Class BR2, 5.62% (3 mo. Term SOFR + 1.95%), 04/15/2037 (a)	750,000	750,283
Monroe Capital MML CLO Ltd., Series 2021-2A, Class D, 7.78% (3 mo. Term SOFR + 4.11%), 09/14/2033 (a)	1,250,000	1,255,459
Ocean Trails CLO, Series 2023-14A, Class D1R, 6.78% (3 mo. Term SOFR + 3.10%), 01/20/2038 (a)	580,000	579,973
TIAA CLO Ltd., Series 2019-1A, Class AR, 5.60% (3 mo. Term SOFR + 1.93%), 04/23/2036 (a)	1,000,000	1,000,394
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,627,994)		6,635,015

PREFERRED STOCKS - 3.7%	Shares
Information Technology - 3.7%
Application Software - 3.7%
Strategy, Inc., Series A., 12.00%, Perpetual	52,203	4,429,947
TOTAL PREFERRED STOCKS (Cost $5,010,884)		4,429,947

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 3.7%
Information Technology - 3.7%
Application Software - 3.7%
Strategy, Inc., 8.00%, Perpetual	73,870	$4,345,034
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,307,328)		4,345,034

CONVERTIBLE BONDS - 1.4%	Par
Information Technology - 1.4%
Application Software - 1.4%
Strategy, Inc., 0.63%, 09/15/2028	$1,630,000	1,670,913
TOTAL CONVERTIBLE BONDS (Cost $2,465,758)		1,670,913

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.4%	Shares
First American Government Obligations Fund - Class X, 3.57% (f)	2,914,063	2,914,063
TOTAL MONEY MARKET FUNDS (Cost $2,914,063)		2,914,063

U.S. TREASURY BILLS - 2.1%	Par
3.67%, 09/29/2026 (g)	$2,500,000	2,477,268
TOTAL U.S. TREASURY BILLS (Cost $2,477,360)		2,477,268

TOTAL INVESTMENTS - 100.6% (Cost $122,040,239)		$120,001,167
Liabilities in Excess of Other Assets - (0.6)%		(747,956)
TOTAL NET ASSETS - 100.0%		$119,253,211

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $34,543,722 or 29.0% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(c)	Represents less than 0.05% of net assets.
(d)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(g)	The rate shown is the annualized yield as of June 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHEDULE OF FUTURES CONTRACTS
June 30, 2026

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	162	09/21/2026	$17,802,281	$177,886
U.S. Treasury 5 Year Note	123	09/30/2026	13,166,766	50,980
U.S. Treasury Long Bonds	17	09/21/2026	1,929,500	53,729
Net Unrealized Appreciation (Depreciation)		$ –	—	$282,595

The accompanying notes are an integral part of these financial statements.

STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 99.7%
Consumer Discretionary - 0.9%
Automotive Retail - 0.9%
Murphy USA, Inc.	4,392	$2,366,717

Energy - 98.7% (a)
Integrated Oil & Gas - 47.3% (a)
Chevron Corp.	341,654	56,632,567
Exxon Mobil Corp.	418,278	57,186,968
Occidental Petroleum Corp.	188,478	9,154,377
		122,973,912
Oil & Gas Exploration & Production - 35.2% (a)
Antero Resources Corp. (b)	75,532	2,654,195
APA Corp.	91,562	2,982,174
California Resources Corp.	21,749	1,149,870
Chord Energy Corp.	14,636	1,672,895
CNX Resources Corp. (b)	34,812	1,181,171
Comstock Resources, Inc. (b)	20,961	312,738
ConocoPhillips	106,848	11,107,918
Crescent Energy Co. - Class A	66,642	654,424
Devon Energy Corp.	269,785	11,147,516
Diamondback Energy, Inc.	50,929	8,952,300
EOG Resources, Inc.	92,312	11,975,636
EQT Corp.	161,781	8,601,896
Expand Energy Corp.	62,183	5,670,468
Gulfport Energy Corp. (b)	3,977	674,897
Magnolia Oil & Gas Corp. - Class A	47,687	1,219,833
Matador Resources Co.	29,822	1,484,539
Murphy Oil Corp.	35,109	1,143,149
Northern Oil & Gas, Inc.	26,799	486,402
Ovintiv, Inc.	73,567	3,873,303
Permian Resources Corp.	208,398	3,836,607
Range Resources Corp.	60,591	2,253,379
Texas Pacific Land Corp.	15,221	6,661,318
Viper Energy, Inc. - Class A	47,186	2,000,686
		91,697,314
Oil & Gas Refining & Marketing - 16.2%
HF Sinclair Corp.	40,178	2,798,398
Marathon Petroleum Corp.	48,610	12,428,119
PBF Energy, Inc. - Class A	24,907	1,133,766
Phillips 66	72,902	12,324,083
The accompanying notes are an integral part of these financial statements.

STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares		Value
Valero Energy Corp.	51,519		$13,417,608
			42,101,974
Total Energy			256,773,200

Real Estate - 0.1%
Real Estate Operating Companies - 0.1%
Landbridge Co. LLC - Class A	5,386		426,787
TOTAL COMMON STOCKS (Cost $234,750,803)			259,566,704

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.57% (c)	661,731		661,731
TOTAL MONEY MARKET FUNDS (Cost $661,731)			661,731

TOTAL INVESTMENTS - 100.0% (Cost $235,412,534)			$260,228,435
Liabilities in Excess of Other Assets - (0.0)% (d)		(0.00013)	(34,609)
TOTAL NET ASSETS - 100.0%			$260,193,826

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE U.S. SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 98.0%
Information Technology - 98.0% (a)
Application Software - 2.9%
Cadence Design Systems, Inc. (b)	11,849	$4,447,166
Synopsys, Inc. (b)	8,224	3,668,480
		8,115,646
Electronic Equipment & Instruments - 0.9%
Keysight Technologies, Inc. (b)	7,268	2,544,309

Electronic Manufacturing Services - 0.9%
TE Connectivity PLC	12,441	2,508,230

Semiconductor Materials & Equipment - 24.0%
Applied Materials, Inc.	25,128	18,167,544
ASML Holding NV	6,920	13,766,925
Entegris, Inc.	6,456	1,161,176
KLA Corp.	47,048	14,194,852
Lam Research Corp.	31,274	13,551,963
MKS, Inc.	2,845	1,265,456
Qnity Electronics, Inc.	8,945	1,460,808
Teradyne, Inc.	6,673	3,228,664
		66,797,388
Semiconductors - 69.3% (a)
Advanced Micro Devices, Inc. (b)	23,964	13,920,927
Analog Devices, Inc.	20,950	8,320,711
ARM Holdings PLC - ADR (b)	5,870	2,081,326
Astera Labs, Inc. (b)	6,619	3,197,109
Broadcom, Inc.	70,085	26,474,609
Intel Corp. (b)	90,164	12,589,599
Marvell Technology, Inc.	38,586	11,494,383
Microchip Technology, Inc.	22,664	2,066,957
Micron Technology, Inc.	33,268	38,400,920
Monolithic Power Systems, Inc.	2,041	2,821,397
NVIDIA Corp.	239,985	48,018,599
NXP Semiconductors NV	10,873	3,055,639
ON Semiconductor Corp. (b)	16,755	1,584,018
QUALCOMM, Inc.	22,659	4,187,157
Rambus, Inc. (b)	4,571	606,755
STMicroelectronics NV	27,477	2,057,752
Texas Instruments, Inc.	35,181	10,486,401
Tower Semiconductor Ltd. (b)	4,506	1,174,444
		192,538,703
Total Information Technology		272,504,276
TOTAL COMMON STOCKS (Cost $142,486,870)		272,504,276
The accompanying notes are an integral part of these financial statements.

STRIVE U.S. SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares		Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.0%
First American Government Obligations Fund - Class X, 3.57% (c)	5,700,403		$5,700,403
TOTAL MONEY MARKET FUNDS (Cost $5,700,403)			5,700,403

TOTAL INVESTMENTS - 100.0% (Cost $148,187,273)			$278,204,679
Liabilities in Excess of Other Assets - (0.0)% (d)		(0.00022)	(61,088)
TOTAL NET ASSETS - 100.0%			$278,143,591

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

STRIVE ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

	Strive 1000 Dividend Growth ETF	Strive 1000 Growth ETF	Strive 1000 Value ETF
ASSETS:
Investments, at value (See Note 2)	$67,186,496	$149,120,308	$79,931,513
Dividends receivable	27,060	34,751	90,764
Dividend tax reclaims receivable	273	251	1,020
Receivable for investments sold	—	5,625	25,364
Total assets	67,213,829	149,160,935	80,048,661

LIABILITIES:
Payable to adviser (See Note 3)	19,017	21,883	11,806
Payable to custodian	—	—	33,473
Total liabilities	19,017	21,883	45,279
NET ASSETS	$67,194,812	$149,139,052	$80,003,382

NET ASSETS CONSIST OF:
Paid-in capital	$54,255,311	$97,365,525	$68,222,616
Total distributable earnings	12,939,501	51,773,527	11,780,766
Total net assets	$67,194,812	$149,139,052	$80,003,382

Net assets	$67,194,812	$149,139,052	$80,003,382
Shares issued and outstanding (unlimited shares authorized without par value)	1,690,000	2,700,000	2,110,000
Net asset value per share	$39.76	$55.24	$37.92

COST:
Investments, at cost	$53,615,313	$95,608,181	$66,165,483

The accompanying notes are an integral part of these financial statements.

1

STRIVE ETFs

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2026

	Strive 500 ETF	Strive Emerging Markets Ex-China ETF	Strive Enhanced Income Short Maturity ETF
ASSETS:
Investments, at value (See Note 2)	$1,117,827,770	$150,495,895	$514,281,306
Dividends receivable	475,853	276,200	96,231
Receivable for investments sold	39,870	92,925	89,249
Dividend tax reclaims receivable	5,445	11,493	—
Receivable for fund shares sold	—	—	12,924,416
Interest receivable	—	—	2,670,246
Foreign currency, at value	—	75,486	—
Deposits at broker for future contracts (See Note 2)	—	—	42,001
Receivable for transaction fee	—	15,838	—
Total assets	1,118,348,938	150,967,837	530,103,449

LIABILITIES:
Payable to adviser (See Note 3)	46,391	39,902	96,661
Distributions payable	—	488,236	—
Payable for investments purchased	—	—	39,786,174
Deferred foreign capital gains tax	—	416,831	—
Total liabilities	46,391	944,969	39,882,835
NET ASSETS	$1,118,302,547	$150,022,868	$490,220,614

NET ASSETS CONSIST OF:
Paid-in capital	$765,445,973	$74,834,875	$491,679,005
Total distributable earnings (accumulated losses)	352,856,574	75,187,993	(1,458,391)
Total net assets	$1,118,302,547	$150,022,868	$490,220,614

Net assets	$1,118,302,547	$150,022,868	$490,220,614
Shares issued and outstanding (unlimited shares authorized without par value)	23,160,000	2,900,000	24,280,000
Net asset value per share	$48.29	$51.73	$20.19

COST:
Investments, at cost	$758,004,100	$69,799,265	$515,835,751
Foreign currency, at cost	$—	$75,368	$—

The accompanying notes are an integral part of these financial statements.

2

STRIVE ETFs

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2026

	Strive Natural Resources and Security ETF	Strive Small-Cap ETF	Strive Total Return Bond ETF
ASSETS:
Investments, at value (See Note 2)	$73,168,966	$84,071,016	$120,001,167
Dividends receivable	48,578	73,033	37,661
Dividend tax reclaims receivable	2,728	—	—
Interest receivable	—	—	615,222
Variation margin on futures contracts (See Note 2)	—	—	282,595
Deposits at broker for futures contracts (See Note 2)	—	—	384,215
Total assets	73,220,272	84,144,049	121,320,860

LIABILITIES:
Payable to custodian foreign currency, at value	44,451	—	—
Payable to adviser (See Note 3)	30,454	12,015	49,272
Payable for investments purchased	—	—	2,018,377
Total liabilities	74,905	12,015	2,067,649
NET ASSETS	$73,145,367	$84,132,034	$119,253,211

NET ASSETS CONSIST OF:
Paid-in capital	$62,338,597	$76,866,432	$122,408,276
Total distributable earnings (accumulated losses)	10,806,770	7,265,602	(3,155,065)
Total net assets	$73,145,367	$84,132,034	$119,253,211

Net assets	$73,145,367	$84,132,034	$119,253,211
Shares issued and outstanding (unlimited shares authorized without par value)	1,690,000	2,170,000	6,100,000
Net asset value per share	$43.28	$38.77	$19.55

COST:
Investments, at cost	$61,371,040	$67,423,908	$122,040,239
	(45,135)	—	—
PROCEEDS:
Foreign currency proceeds	$45,135	$—	$—
The accompanying notes are an integral part of these financial statements.

3

STRIVE ETFs

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2026

	Strive U.S. Energy ETF	Strive U.S. Semiconductor ETF
ASSETS:
Investments, at value (See Note 2)	$260,228,435	$278,204,679
Receivable for investments sold	997,510	—
Dividends receivable	64,054	25,760
Dividend tax reclaims receivable	3,368	—
Total assets	261,293,367	278,230,439

LIABILITIES:
Payable for fund shares redeemed	1,005,903	—
Payable to adviser (See Note 3)	93,638	86,477
Payable to custodian	—	371
Total liabilities	1,099,541	86,848
NET ASSETS	$260,193,826	$278,143,591

NET ASSETS CONSIST OF:
Paid-in capital	$250,307,643	$152,354,598
Total distributable earnings	9,886,183	125,788,993
Total net assets	$260,193,826	$278,143,591

Net assets	$260,193,826	$278,143,591
Shares issued and outstanding (unlimited shares authorized without par value)	7,760,000	2,280,000
Net asset value per share	$33.53	$121.99

COST:
Investments, at cost	$235,412,534	$148,187,273

The accompanying notes are an integral part of these financial statements.

4

STRIVE ETFs
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026

	Strive 1000 Dividend Growth ETF	Strive 1000 Growth ETF	Strive 1000 Value ETF
INVESTMENT INCOME:
Dividend income	$888,984	$981,563	$1,806,815
Less: Dividend withholding taxes	—	(298)	(778)
Less: Issuance fees	(6)	(12)	(21)
Total investment income	888,978	981,253	1,806,016

EXPENSES:
Investment advisory fee (See Note 3)	201,700	254,242	128,318
Total expenses	201,700	254,242	128,318
NET INVESTMENT INCOME (LOSS)	687,278	727,011	1,677,698

REALIZED AND UNREALIZED GAIN (LOSS)	8,013,174	25,723,665	14,780,321
Net realized gain (loss) from:
Investments	444,222	(1,050,269)	(1,411,897)
In-kind redemptions	3,261,901	4,649,432	6,634,034
Payment from affiliates (See Note 3)	54,543	—	—
Distributions received from other investment companies	—	1,841	—
Net realized gain (loss)	3,760,666	3,601,004	5,222,137

Net change in unrealized appreciation (depreciation) on:
Investments	4,254,610	22,134,954	9,576,135
Net change in unrealized appreciation (depreciation)	4,254,610	22,134,954	9,576,135
Net realized and unrealized gain (loss)	8,015,276	25,735,958	14,798,272
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,702,554	$26,462,969	$16,475,970

The accompanying notes are an integral part of these financial statements.

5

STRIVE ETFs

STATEMENTS OF OPERATIONS (CONTINUED)
For the Year Ended June 30, 2026

	Strive 500 ETF	Strive Emerging Markets Ex-China ETF	Strive Enhanced Income Short Maturity ETF
INVESTMENT INCOME:
Dividend income	$11,842,134	$2,867,169	$824,797
Less: Issuance fees	(120)	—	—
Less: Dividend withholding taxes	(2,515)	(399,975)	—
Interest income	—	—	17,034,047
Total investment income	11,839,499	2,467,194	17,858,844

EXPENSES:
Investment advisory fee (See Note 3)	555,612	370,926	931,073
Total expenses	555,612	370,926	931,073
Fee waiver from adviser (See Note 3)	(3,117)	—	—
Net expenses	552,495	370,926	931,073
NET INVESTMENT INCOME (LOSS)	11,287,004	2,096,268	16,927,771

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,945,690)	1,206,889	195,050
Foreign capital gains tax	—	(78,583)	—
In-kind redemptions	40,746,895	406,162	—
Futures contracts	—	—	(294)
Foreign currency transactions	—	(34,269)	—
Net realized gain (loss)	36,801,205	1,500,199	194,756

Net change in unrealized appreciation (depreciation) on:
Investments	153,555,817	60,142,896	(2,216,231)
Futures contracts	—	—	(11,330)
Deferred foreign capital gains tax	—	622,832	—
Foreign currency translation	—	(3,708)	—
Net change in unrealized appreciation (depreciation)	153,555,817	60,762,020	(2,227,561)
Net realized and unrealized gain (loss)	190,357,022	62,262,219	(2,032,805)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$201,644,026	$64,358,487	$14,894,966

The accompanying notes are an integral part of these financial statements.

6

STRIVE ETFs

STATEMENTS OF OPERATIONS (CONTINUED)
For the Year Ended June 30, 2026

	Strive Natural Resources and Security ETF	Strive Small-Cap ETF	Strive Total Return Bond ETF
INVESTMENT INCOME:
Dividend income	$940,617	$973,106	$133,182
Less: Dividend withholding taxes	(34,695)	(834)	—
Less: Issuance fees	—	(10)	—
Interest income	—	—	6,066,085
Total investment income	905,922	972,262	6,199,267

EXPENSES:
Investment advisory fee (See Note 3)	299,498	125,763	606,430
Total expenses	299,498	125,763	606,430
NET INVESTMENT INCOME (LOSS)	606,424	846,499	5,592,837

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(465,084)	(4,570,430)	1,627
In-kind redemptions	2,221,595	9,740,382	—
Futures contracts	—	—	(293,601)
Foreign currency transactions	860	—	—
Net realized gain (loss)	1,757,371	5,169,952	(291,974)

Net change in unrealized appreciation (depreciation) on:
Investments	6,817,125	12,360,435	(3,313,490)
Future contracts	—	—	(275,030)
Foreign currency translation	577	—	—
Net change in unrealized appreciation (depreciation)	6,817,702	12,360,435	(3,588,520)
Net realized and unrealized gain (loss)	8,575,073	17,530,387	(3,880,494)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,181,497	$18,376,886	$1,712,343

The accompanying notes are an integral part of these financial statements.

7

STRIVE ETFs
STATEMENTS OF OPERATIONS (CONTINUED)
For the Year Ended June 30, 2026

	Strive U.S. Energy ETF	Strive U.S. Semiconductor ETF
INVESTMENT INCOME:
Dividend income	$8,233,824	$927,537
Less: Dividend withholding taxes	—	(17,185)
Less: Issuance fees	—	(153)
Total investment income	8,233,824	910,199

EXPENSES:
Investment advisory fee (See Note 3)	1,100,364	624,394
Total expenses	1,100,364	624,394
NET INVESTMENT INCOME (LOSS)	7,133,460	285,805

REALIZED AND UNREALIZED GAIN (LOSS)	55,270,309	146,554,203
Net realized gain (loss) from:
Investments	(2,389,143)	(299,034)
In-kind redemptions	9,634,478	35,338,829
Net realized gain (loss)	7,245,335	35,039,795

Net change in unrealized appreciation (depreciation) on:
Investments	48,024,974	111,514,408
Net change in unrealized appreciation (depreciation)	48,024,974	111,514,408
Net realized and unrealized gain (loss)	55,270,309	146,554,203
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,403,769	$146,840,008
The accompanying notes are an integral part of these financial statements.

8

STRIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Strive 1000 Dividend Growth ETF
	Year ended June 30, 2026	Period ended June 30, 2025(a)	Year ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$687,278	$565,697	$499,800
Net realized gain (loss)	3,760,666	897,955	134,921
Net change in unrealized appreciation (depreciation)	4,254,610	2,676,363	5,164,282
Net increase (decrease) in net assets from operations	8,702,554	4,140,015	5,799,003

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(683,175)	(602,333)	(485,575)
Total distributions to shareholders	(683,175)	(602,333)	(485,575)

CAPITAL TRANSACTIONS:
Shares sold	14,767,342	9,911,624	17,841,150
Shares redeemed	(7,673,818)	(4,567,154)	(2,370,182)
Net increase (decrease) in net assets from capital transactions	7,093,524	5,344,470	15,470,968

NET INCREASE (DECREASE) IN NET ASSETS	15,112,903	8,882,152	20,784,396

NET ASSETS:
Beginning of the period	52,081,909	43,199,757	22,415,361
End of the period	$67,194,812	$52,081,909	$43,199,757

SHARES TRANSACTIONS
Shares sold	400,000	300,000	620,000
Shares redeemed	(210,000)	(140,000)	(80,000)
Total increase (decrease) in shares outstanding	190,000	160,000	540,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

9

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive 1000 Growth ETF
	Year ended June 30, 2026	Period ended June 30, 2025(a)	Year ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$727,011	$586,023	$342,956
Net realized gain (loss)	3,601,004	(311,002)	102,826
Net change in unrealized appreciation (depreciation)	22,134,954	16,049,450	12,170,244
Net increase (decrease) in net assets from operations	26,462,969	16,324,471	12,616,026

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(727,661)	(621,083)	(350,997)
Total distributions to shareholders	(727,661)	(621,083)	(350,997)

CAPITAL TRANSACTIONS:
Shares sold	3,287,530	27,794,907	46,415,893
Shares redeemed	(9,513,139)	(821,471)	(706,110)
ETF transaction fees (See Note 1)	—	—	1
Net increase (decrease) in net assets from capital transactions	(6,225,609)	26,973,436	45,709,784

NET INCREASE (DECREASE) IN NET ASSETS	19,509,699	42,676,824	57,974,813

NET ASSETS:
Beginning of the period	129,629,353	86,952,529	28,977,716
End of the period	$149,139,052	$129,629,353	$86,952,529

SHARES TRANSACTIONS
Shares sold	70,000	650,000	1,310,000
Shares redeemed	(190,000)	(20,000)	(20,000)
Total increase (decrease) in shares outstanding	(120,000)	630,000	1,290,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

10

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive 1000 Value ETF
	Year ended June 30, 2026	Period ended June 30, 2025(a)	Year ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$1,677,698	$1,474,613	$815,676
Net realized gain (loss)	5,222,137	3,137,970	569,429
Net change in unrealized appreciation (depreciation)	9,576,135	(927,463)	4,181,033
Net increase (decrease) in net assets from operations	16,475,970	3,685,120	5,566,138

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,675,049)	(1,560,714)	(750,769)
Total distributions to shareholders	(1,675,049)	(1,560,714)	(750,769)

CAPITAL TRANSACTIONS:
Shares sold	18,859,173	21,070,148	36,289,885
Shares redeemed	(15,907,446)	(15,622,754)	(3,526,850)
Net increase (decrease) in net assets from capital transactions	2,951,727	5,447,394	32,763,035

NET INCREASE (DECREASE) IN NET ASSETS	17,752,648	7,571,800	37,578,404

NET ASSETS:
Beginning of the period	62,250,734	54,678,934	17,100,530
End of the period	$80,003,382	$62,250,734	$54,678,934

SHARES TRANSACTIONS
Shares sold	560,000	690,000	1,330,000
Shares redeemed	(470,000)	(520,000)	(130,000)
Total increase (decrease) in shares outstanding	90,000	170,000	1,200,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

11

STRIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive 500 ETF
	Year ended June 30, 2026	Period ended June 30, 2025(a)	Year ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$11,287,004	$8,823,875	$5,657,210
Net realized gain (loss)	36,801,205	1,645,366	4,645,378
Net change in unrealized appreciation (depreciation)	153,555,817	93,471,415	82,705,354
Net increase (decrease) in net assets from operations	201,644,026	103,940,656	93,007,942

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(11,280,218)	(9,265,451)	(5,358,321)
Total distributions to shareholders	(11,280,218)	(9,265,451)	(5,358,321)

CAPITAL TRANSACTIONS:
Shares sold	94,227,033	238,341,972	281,414,552
Shares redeemed	(89,793,522)	(10,719,940)	(19,724,717)
ETF transaction fees (See Note 1)	—	13	9
Net increase (decrease) in net assets from capital transactions	4,433,511	227,622,045	261,689,844

NET INCREASE (DECREASE) IN NET ASSETS	194,797,319	322,297,250	349,339,465

NET ASSETS:
Beginning of the period	923,505,228	601,207,978	251,868,513
End of the period	$1,118,302,547	$923,505,228	$601,207,978

SHARES TRANSACTIONS
Shares sold	2,150,000	6,370,000	9,060,000
Shares redeemed	(2,080,000)	(290,000)	(650,000)
Total increase (decrease) in shares outstanding	70,000	6,080,000	8,410,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

12

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Emerging Markets Ex-China ETF
	Year ended June 30, 2026	Period ended June 30, 2025(a)	Year ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$2,096,268	$1,989,454	$2,883,534
Net realized gain (loss)	1,500,199	(1,495,710)	(3,135,048)
Net change in unrealized appreciation (depreciation)	60,762,020	6,143,651	3,542,221
Net increase (decrease) in net assets from operations	64,358,487	6,637,395	3,290,707

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,670,557)	(3,932,685)	(1,599,535)
Total distributions to shareholders	(2,670,557)	(3,932,685)	(1,599,535)

CAPITAL TRANSACTIONS:
Shares sold	—	4,469,560	31,796,470
Shares redeemed	(10,998,690)	(8,277,105)	(87,293,030)
ETF transaction fees (See Note 1)	32,800	57,996	424,052
Net increase (decrease) in net assets from capital transactions	(10,965,890)	(3,749,549)	(55,072,508)

NET INCREASE (DECREASE) IN NET ASSETS	50,722,040	(1,044,839)	(53,381,336)

NET ASSETS:
Beginning of the period	99,300,828	100,345,667	153,727,003
End of the period	$150,022,868	$99,300,828	$100,345,667

SHARES TRANSACTIONS
Shares sold	—	150,000	1,150,000
Shares redeemed	(300,000)	(300,000)	(3,500,000)
Total increase (decrease) in shares outstanding	(300,000)	(150,000)	(2,350,000)

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

13

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Enhanced Income Short Maturity ETF
	Year ended June 30, 2026	Period ended June 30, 2025(a)	Period ended July 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$16,927,771	$9,608,702	$4,183,104
Net realized gain (loss)	194,756	150,916	51,287
Net change in unrealized appreciation (depreciation)	(2,227,561)	241,430	431,686
Net increase (decrease) in net assets from operations	14,894,966	10,001,048	4,666,077

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(17,412,672)	(9,514,662)	(4,093,148)
Total distributions to shareholders	(17,412,672)	(9,514,662)	(4,093,148)

CAPITAL TRANSACTIONS:
Shares sold	342,903,364	225,092,385	119,308,162
Shares redeemed	(165,350,411)	(26,021,470)	(4,253,025)
Net increase (decrease) in net assets from capital transactions	177,552,953	199,070,915	115,055,137

NET INCREASE (DECREASE) IN NET ASSETS	175,035,247	199,557,301	115,628,066

NET ASSETS:
Beginning of the period	315,185,367	115,628,066	—
End of the period	$490,220,614	$315,185,367	$115,628,066

SHARES TRANSACTIONS
Shares sold	16,910,000	11,080,000	5,920,000
Shares redeemed	(8,140,000)	(1,280,000)	(210,000)
Total increase (decrease) in shares outstanding	8,770,000	9,800,000	5,710,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on August 9, 2023.

The accompanying notes are an integral part of these financial statements.

14

STRIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Natural Resources and Security ETF
	Year ended June 30, 2026	Period ended June 30, 2025(a)	Period ended July 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$606,424	$335,921	$87,473
Net realized gain (loss)	1,757,371	747,809	348,917
Net change in unrealized appreciation (depreciation)	6,817,702	4,145,236	835,574
Net increase (decrease) in net assets from operations	9,181,497	5,228,966	1,271,964

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(600,771)	(332,147)	(76,248)
Total distributions to shareholders	(600,771)	(332,147)	(76,248)

CAPITAL TRANSACTIONS:
Shares sold	36,398,913	19,197,201	25,055,282
Shares redeemed	(7,486,526)	(11,649,535)	(3,043,232)
ETF transaction fees (See Note 1)	3	—	—
Net increase (decrease) in net assets from capital transactions	28,912,390	7,547,666	22,012,050

NET INCREASE (DECREASE) IN NET ASSETS	37,493,116	12,444,485	23,207,766

NET ASSETS:
Beginning of the period	35,652,251	23,207,766	—
End of the period	$73,145,367	$35,652,251	$23,207,766

SHARES TRANSACTIONS
Shares sold	860,000	600,000	910,000
Shares redeemed	(170,000)	(400,000)	(110,000)
Total increase (decrease) in shares outstanding	690,000	200,000	800,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on August 30, 2023.

The accompanying notes are an integral part of these financial statements.

15

STRIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Small-Cap ETF
	Year ended June 30, 2026	Period ended June 30, 2025(a)	Year ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$846,499	$733,225	$507,005
Net realized gain (loss)	5,169,952	128,559	1,497,696
Net change in unrealized appreciation (depreciation)	12,360,435	(2,322,836)	4,721,382
Net increase (decrease) in net assets from operations	18,376,886	(1,461,052)	6,726,083

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(854,861)	(1,065,270)	(530,975)
From return of capital	(41,364)	85,083	—
Total distributions to shareholders	(896,225)	(980,187)	(530,975)

CAPITAL TRANSACTIONS:
Shares sold	29,442,181	20,760,909	35,108,214
Shares redeemed	(23,492,046)	(12,464,167)	(10,297,175)
ETF transaction fees (See Note 1)	—	2	4
Net increase (decrease) in net assets from capital transactions	5,950,135	8,296,744	24,811,043

NET INCREASE (DECREASE) IN NET ASSETS	23,430,796	5,855,505	31,006,151

NET ASSETS:
Beginning of the period	60,701,238	54,845,733	23,839,582
End of the period	$84,132,034	$60,701,238	$54,845,733

SHARES TRANSACTIONS
Shares sold	880,000	690,000	1,260,000
Shares redeemed	(710,000)	(430,000)	(370,000)
Total increase (decrease) in shares outstanding	170,000	260,000	890,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

16

STRIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Total Return Bond ETF
	Year ended June 30, 2026	Period ended June 30, 2025(a)	Period ended July 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$5,592,837	$5,686,349	$3,701,274
Net realized gain (loss)	(291,974)	(230,400)	(894,469)
Net change in unrealized appreciation (depreciation)	(3,588,520)	(509,162)	2,341,205
Net increase (decrease) in net assets from operations	1,712,343	4,946,787	5,148,010

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,648,988)	(5,676,002)	(3,637,215)
Total distributions to shareholders	(5,648,988)	(5,676,002)	(3,637,215)

CAPITAL TRANSACTIONS:
Shares sold	21,310,076	37,233,228	100,345,459
Shares redeemed	(27,519,187)	(8,961,300)	—
Net increase (decrease) in net assets from capital transactions	(6,209,111)	28,271,928	100,345,459

NET INCREASE (DECREASE) IN NET ASSETS	(10,145,756)	27,542,713	101,856,254

NET ASSETS:
Beginning of the period	129,398,967	101,856,254	—
End of the period	$119,253,211	$129,398,967	$101,856,254

SHARES TRANSACTIONS
Shares sold	1,060,000	1,840,000	5,020,000
Shares redeemed	(1,370,000)	(450,000)	—
Total increase (decrease) in shares outstanding	(310,000)	1,390,000	5,020,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on August 9, 2023.

The accompanying notes are an integral part of these financial statements.

17

STRIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive U.S. Energy ETF
	Year ended June 30, 2026	Period ended June 30, 2025(a)	Year ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$7,133,460	$8,499,847	$9,493,069
Net realized gain (loss)	7,245,335	2,903,104	15,050,085
Net change in unrealized appreciation (depreciation)	48,024,974	(39,729,553)	(4,310,160)
Net increase (decrease) in net assets from operations	62,403,769	(28,326,602)	20,232,994

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(7,133,461)	(8,592,613)	(9,743,291)
From return of capital	(8,253)	—	—
Total distributions to shareholders	(7,141,714)	(8,592,613)	(9,743,291)

CAPITAL TRANSACTIONS:
Shares sold	5,058,919	42,813,334	98,672,695
Shares redeemed	(62,043,904)	(88,188,217)	(125,154,920)
Net increase (decrease) in net assets from capital transactions	(56,984,985)	(45,374,883)	(26,482,225)

NET INCREASE (DECREASE) IN NET ASSETS	(1,722,930)	(82,294,098)	(15,992,522)

NET ASSETS:
Beginning of the period	261,916,756	344,210,854	360,203,376
End of the period	$260,193,826	$261,916,756	$344,210,854

SHARES TRANSACTIONS
Shares sold	160,000	1,460,000	3,120,000
Shares redeemed	(2,050,000)	(3,130,000)	(4,060,000)
Total increase (decrease) in shares outstanding	(1,890,000)	(1,670,000)	(940,000)

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

18

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive U.S. Semiconductor ETF
	Year ended June 30, 2026	Period ended June 30, 2025(a)	Year ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$285,805	$273,026	$269,073
Net realized gain (loss)	35,039,795	(1,251,158)	13,999,964
Net change in unrealized appreciation (depreciation)	111,514,408	11,085,082	(1,271,109)
Net increase (decrease) in net assets from operations	146,840,008	10,106,950	12,997,928

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(285,805)	(299,204)	(254,625)
From return of capital	(5,961)	—	—
Total distributions to shareholders	(291,766)	(299,204)	(254,625)

CAPITAL TRANSACTIONS:
Shares sold	86,446,573	16,385,664	67,659,754
Shares redeemed	(57,805,682)	(6,408,243)	(33,860,172)
Net increase (decrease) in net assets from capital transactions	28,640,891	9,977,421	33,799,582

NET INCREASE (DECREASE) IN NET ASSETS	175,189,133	19,785,167	46,542,885

NET ASSETS:
Beginning of the period	102,954,458	83,169,291	36,626,406
End of the period	$278,143,591	$102,954,458	$83,169,291

SHARES TRANSACTIONS
Shares sold	1,050,000	330,000	1,530,000
Shares redeemed	(710,000)	(140,000)	(780,000)
Total increase (decrease) in shares outstanding	340,000	190,000	750,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

19

STRIVE ETFs

 FINANCIAL HIGHLIGHTS

Strive 1000 Dividend Growth ETF

	Year ended June 30, 2026	Period ended June 30, 2025(h)	Year ended July 31, 2024	Period ended July 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$34.72	$32.24	$28.02	$24.59

INVESTMENT OPERATIONS:
Net investment income (b)	0.44	0.39	0.44	0.30
Net realized and unrealized gain (loss) on investments (c)(i)	5.04	2.50	4.20	3.35
Total from investment operations	5.48	2.89	4.64	3.65

LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.41)	(0.42)	(0.22)
Total distributions	(0.44)	(0.41)	(0.42)	(0.22)

ETF transaction fees per share	—	—	—	0.00 (d)
Net asset value, end of period	$39.76	$34.72	$32.24	$28.02

TOTAL RETURN (e)	15.90%	9.02%	16.73%	14.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$67,195	$52,082	$43,200	$22,415
Ratio of expenses to average net assets (f)	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets (f)	1.19%	1.29%	1.50%	1.56%
Portfolio turnover rate (e)(g)	27%	18%	10%	18%

(a)	Inception date of the Fund was November 9, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	For the period August 1, 2024 to June 30, 2025. See Note 1.
(i)	Includes increase in payments by affiliates of less than $0.05.

The accompanying notes are an integral part of these financial statements.

20

STRIVE ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Strive 1000 Growth ETF

	Year ended June 30, 2026	Period ended June 30, 2025(h)	Year ended July 31, 2024	Period ended July 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$45.97	$39.70	$32.20	$24.51

INVESTMENT OPERATIONS:
Net investment income (b)	0.26	0.24	0.24	0.16
Net realized and unrealized gain (loss) on investments (c)	9.27	6.27	7.49	7.64
Total from investment operations	9.53	6.51	7.73	7.80

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.23)	(0.23)	(0.11)
Net realized gains	—	(0.01)	—	—
Total distributions	(0.26)	(0.24)	(0.23)	(0.11)

ETF transaction fees per share	—	—	0.00 (d)	—
Net asset value, end of period	$55.24	$45.97	$39.70	$32.20

TOTAL RETURN (e)	20.80%	16.43%	24.14%	31.88%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$149,139	$129,629	$86,953	$28,978
Ratio of expenses to average net assets (f)	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income (loss) to average net assets (f)	0.51%	0.61%	0.65%	0.74%
Portfolio turnover rate (e)(g)	10%	8%	9%	2%

(a)	Inception date of the Fund was November 9, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

21

STRIVE ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Strive 1000 Value ETF

	Year ended June 30, 2026	Period ended June 30, 2025(g)	Year ended July 31, 2024	Period ended July 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$30.82	$29.56	$26.31	$24.45

INVESTMENT OPERATIONS:
Net investment income (b)	0.80	0.73	0.73	0.47
Net realized and unrealized gain (loss) on investments (c)	7.09	1.30	3.18	1.72
Total from investment operations	7.89	2.03	3.91	2.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.79)	(0.77)	(0.66)	(0.33)
Total distributions	(0.79)	(0.77)	(0.66)	(0.33)

Net asset value, end of period	$37.92	$30.82	$29.56	$26.31

TOTAL RETURN (d)	25.88%	6.97%	15.12%	9.03%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$80,003	$62,251	$54,679	$17,101
Ratio of expenses to average net assets (e)	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income (loss) to average net assets (e)	2.35%	2.63%	2.66%	2.62%
Portfolio turnover rate (d)(f)	23%	17%	13%	4%

(a)	Inception date of the Fund was November 9, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

22

STRIVE ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Strive 500 ETF

	Year ended June 30, 2026	Period ended June 30, 2025(i)	Year ended July 31, 2024	Period ended July 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$40.00	$35.34	$29.29	$25.10

INVESTMENT OPERATIONS:
Net investment income (b)	0.49	0.44	0.44	0.35
Net realized and unrealized gain (loss) on investments (c)	8.29	4.67	6.02	4.10
Total from investment operations	8.78	5.11	6.46	4.45

LESS DISTRIBUTIONS FROM:
Net investment income	(0.49)	(0.45)	(0.41)	(0.26)
Total distributions	(0.49)	(0.45)	(0.41)	(0.26)

ETF transaction fees per share	—	0.00 (d)	0.00 (d)	—
Net asset value, end of period	$48.29	$40.00	$35.34	$29.29

TOTAL RETURN (e)	22.07%	14.50%	22.26%	17.85%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,118,303	$923,505	$601,208	$251,869
Ratio of expenses to average net assets (f)	0.05% (g)	0.05%	0.05%	0.05%
Ratio of net investment income (loss) to average net assets (f)	1.11%	1.28%	1.40%	1.52%
Portfolio turnover rate (e)(h)	3%	2%	4%	3%

(a)	Inception date of the Fund was September 14, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	This ratio includes a waiver that represents less than 0.005% of average net assets.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

23

STRIVE ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Strive Emerging Markets Ex-China ETF

	Year ended June 30, 2026	Period ended June 30, 2025(g)	Year ended July 31, 2024	Period ended July 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$31.03	$29.95	$26.97	$25.17

INVESTMENT OPERATIONS:
Net investment income (b)	0.70	0.59	0.82	0.29
Net realized and unrealized gain (loss) on investments (c)(g)	20.89	1.63	2.35	1.59
Total from investment operations	21.59	2.22	3.17	1.88

LESS DISTRIBUTIONS FROM:
Net investment income	(0.90)	(1.16)	(0.31)	(0.08)
Total distributions	(0.90)	(1.16)	(0.31)	(0.08)

ETF transaction fees per share	0.01	0.02	0.12	0.16
Net asset value, end of period	$51.73	$31.03	$29.95	$26.97

TOTAL RETURN (d)	70.83%	7.72%	12.38%	7.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$150,023	$99,301	$100,346	$153,727
Ratio of expenses to average net assets (e)	0.32%	0.32%	0.32%	1.29%
Ratio of net investment income (loss) to average net assets (e)	1.81%	2.24%	3.02%	2.28%
Portfolio turnover rate (d)(f)	18%	21%	80%	39%

(a)	Inception date of the Fund was January 30, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

24

STRIVE ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Strive Enhanced Income Short Maturity ETF

	Year ended June 30, 2026	Period ended June 30, 2025(h)	Period ended July 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.32	$20.25	$20.00

INVESTMENT OPERATIONS:
Net investment income (b)	0.92	0.98	1.17
Net realized and unrealized gain (loss) on investments (c)	(0.10)	0.04	0.12
Total from investment operations	0.82	1.02	1.29

LESS DISTRIBUTIONS FROM:
Net investment income	(0.95)	(0.95)	(1.04)
Net realized gains	(0.00) (d)	—	—
Total distributions	(0.95)	(0.95)	(1.04)

Net asset value, end of period	$20.19	$20.32	$20.25

TOTAL RETURN (e)	4.14%	5.15%	6.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$490,221	$315,185	$115,628
Ratio of expenses to average net assets (f)	0.25%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets (f)	4.54%	5.29%	5.94%
Portfolio turnover rate (e)(g)	76%	54%	83%

(a)	Inception date of the Fund was August 9, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

25

STRIVE ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Strive Natural Resources and Security ETF

	Year ended June 30, 2026	Period ended June 30, 2025(h)	Period ended July 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$35.65	$29.01	$25.13

INVESTMENT OPERATIONS:
Net investment income (b)	0.42	0.40	0.30
Net realized and unrealized gain (loss) on investments (c)	7.62	6.63	3.84
Total from investment operations	8.04	7.03	4.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.39)	(0.26)
Total distributions	(0.41)	(0.39)	(0.26)

ETF transaction fees per share	0.00 (d)	—	—
Net asset value, end of period	$43.28	$35.65	$29.01

TOTAL RETURN (e)	22.60%	24.46%	16.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$73,145	$35,652	$23,208
Ratio of expenses to average net assets (f)	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets (f)	0.99%	1.40%	1.20%
Portfolio turnover rate (e)(g)	23%	21%	27%

(a)	Inception date of the Fund was August 30, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

26

STRIVE ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Strive Small-Cap ETF

	Year ended June 30, 2026	Period ended June 30, 2025(h)	Year ended July 31, 2024	Period ended July 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$30.35	$31.52	$28.05	$24.32

INVESTMENT OPERATIONS:
Net investment income (b)	0.41	0.39	0.38	0.25
Net realized and unrealized gain (loss) on investments (c)	8.45	(1.04)	3.48	3.67
Total from investment operations	8.86	(0.65)	3.86	3.92

LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(0.47)	(0.39)	(0.19)
Return of capital	(0.02)	(0.05)	—	—
Total distributions	(0.44)	(0.52)	(0.39)	(0.19)

ETF transaction fees per share	—	0.00 (d)	0.00 (d)	0.00 (d)
Net asset value, end of period	$38.77	$30.35	$31.52	$28.05

TOTAL RETURN (e)	29.36%	-2.08%	13.99%	16.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$84,132	$60,701	$54,846	$23,840
Ratio of expenses to average net assets (f)	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income (loss) to average net assets (f)	1.21%	1.41%	1.36%	1.34%
Portfolio turnover rate (e)(g)	45%	32%	31%	20%

(a)	Inception date of the Fund was November 9, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

27

STRIVE ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Strive Total Return Bond ETF

	Year ended June 30, 2026	Period ended June 30, 2025(g)	Period ended July 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.19	$20.29	$20.00

INVESTMENT OPERATIONS:
Net investment income (b)	0.91	0.93	1.04
Net realized and unrealized gain (loss) on investments (c)	(0.63)	(0.11)	0.21
Total from investment operations	0.28	0.82	1.25

LESS DISTRIBUTIONS FROM:
Net investment income	(0.92)	(0.92)	(0.96)
Total distributions	(0.92)	(0.92)	(0.96)

Net asset value, end of period	$19.55	$20.19	$20.29

TOTAL RETURN (d)	1.38%	4.11%	6.45%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$119,253	$129,399	$101,856
Ratio of expenses to average net assets (e)	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets (e)	4.52%	5.05%	5.35%
Portfolio turnover rate (d)(f)	72%	39%	51%

(a)	Inception date of the Fund was August 9, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

28

STRIVE ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Strive U.S. Energy ETF

	Year ended June 30, 2026	Period ended June 30, 2025(h)	Year ended July 31, 2024	Period ended July 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$27.14	$30.41	$29.38	$25.12

INVESTMENT OPERATIONS:
Net investment income (b)	0.84	0.79	0.81	0.84
Net realized and unrealized gain (loss) on investments (c)	6.41	(3.24)	1.06	4.20
Total from investment operations	7.25	(2.45)	1.87	5.04

LESS DISTRIBUTIONS FROM:
Net investment income	(0.86)	(0.82)	(0.84)	(0.78)
Return of capital	(0.00) (d)	—	—	—
Total distributions	(0.86)	(0.82)	(0.84)	(0.78)

ETF transaction fees per share	—	—	—	0.00 (d)
Net asset value, end of period	$33.53	$27.14	$30.41	$29.38

TOTAL RETURN (e)	26.83%	-8.08%	6.43%	20.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$260,194	$261,917	$344,211	$360,203
Ratio of expenses to average net assets (f)	0.41%	0.41%	0.41%	0.41%
Ratio of net investment income (loss) to average net assets (f)	2.66%	3.07%	2.74%	3.04%
Portfolio turnover rate (e)(g)	16%	8%	21%	6%

(a)	Inception date of the Fund was August 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

29

STRIVE ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

Strive U.S. Semiconductor ETF

	Year ended June 30, 2026	Period ended June 30, 2025(g)	Year ended July 31, 2024	Period ended July 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$53.07	$47.53	$36.63	$25.07

INVESTMENT OPERATIONS:
Net investment income (b)	0.14	0.16	0.21	0.22
Net realized and unrealized gain (loss) on investments (c)	68.92	5.55	10.90	11.53
Total from investment operations	69.06	5.71	11.11	11.75

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.17)	(0.21)	(0.19)
Return of capital	(0.00) (h)	—	—	—
Total distributions	(0.14)	(0.17)	(0.21)	(0.19)

Net asset value, end of period	$121.99	$53.07	$47.53	$36.63

TOTAL RETURN (d)	130.30%	12.07%	30.46%	47.03%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$278,144	$102,954	$83,169	$36,626
Ratio of expenses to average net assets (e)	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income (loss) to average net assets (e)	0.18%	0.38%	0.51%	0.92%
Portfolio turnover rate (d)(f)	22%	25%	29%	10%

(a)	Inception date of the Fund was October 5, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	For the period August 1, 2024 to June 30, 2025. See Note 1.
(h)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

30

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026

NOTE 1 – ORGANIZATION
The funds listed in the table below (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund. Each Fund is listed on the New York Stock Exchange.

Fund	Ticker	Commencement of Operations	Creation Unit Size	Diversification Classification
Strive 1000 Dividend Growth ETF	STXD	November 9, 2022	10,000	Diversified
Strive 1000 Growth ETF	STXG	November 9, 2022	10,000	Diversified
Strive 1000 Value ETF	STXV	November 9, 2022	10,000	Diversified
Strive 500 ETF	STXF	September 14, 2022	10,000	Diversified
Strive Emerging Markets Ex-China ETF	STXE	January 30, 2023	50,000	Diversified
Strive Enhanced Income Short Maturity ETF	BUXX	August 9, 2023	10,000	Non-diversified
Strive Natural Resources and Security ETF	FTWO	August 30, 2023	10,000	Non-diversified
Strive Small-Cap ETF	STXK	November 9, 2022	10,000	Diversified
Strive Total Return Bond ETF	STXT	August 9, 2023	10,000	Non-diversified
Strive U.S. Energy ETF	DRLL	August 8, 2022	10,000	Non-diversified
Strive U.S. Semiconductor ETF	SHOC	October 5, 2022	10,000	Non-diversified
Effective June 8, 2026, the Fund’s ticker symbol changed from “STRV” to “STXF”.
Effective February 1, 2025, the Funds’ fiscal year end changed from July 31 to June 30.
Prior to August 16, 2024, the name of the Strive Natural Resources and Security ETF was Strive FAANG 2.0 ETF.

The investment objective of the below Funds is to seek to track the total return performance, before fees and expenses, of an index as described in the table below, and each Fund’s strategy is to track the investment results of its underlying index. The underlying index for each Fund is defined below:

Fund	Index Description	Index
STXD	U.S.-listed equities with a history of consistently growing dividends	Bloomberg U.S. 1000 Dividend Growth Index
STXG	Large- and mid-capitalization U.S. equity securities that exhibit growth characteristics	Bloomberg U.S. 1000 Growth Index
STXV	Large- and mid-capitalization U.S. equity securities that exhibit value characteristics	Bloomberg U.S. 1000 Value Index
STXF	U.S.-listed large cap equity securities	Bloomberg 500 Index
STXE	Emerging market, ex-China securities	Bloomberg Emerging Markets ex China Large & Mid Cap Index
FTWO	Companies that are engaged in national security and natural resource security	Bloomberg Natural Resources and Security Total Return Index
STXK	U.S. small-capitalization companies	Bloomberg U.S. 600 Index

31

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

Fund	Index Description	Index
DRLL	U.S.-listed equities in the energy sector	Bloomberg U.S. Energy Select Index
SHOC	U.S.-listed equities in the semiconductor sector	Bloomberg U.S. Listed Semiconductors Select Index
Prior to January 26, 2024, STXF’s underlying index was the Solactive GBS United States 500 Index. Prior to January 25, 2023, STXK’s underlying index was the Bloomberg US 2000. Prior to April 11, 2024, DRLL’s underlying index was the Solactive United States Energy Regulated Capped Index. Prior to March 21, 2024, SHOC’s underlying index was the Solactive United States Semiconductors 30 Capped Total Return Index. The investment objective of BUXX is to seek to provide current income while seeking to minimize price volatility and maintain liquidity, and the investment objective of the STXT is to seek to maximize total return. Each Fund manages to track its respective index.
Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Funds may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Funds’ shareholders. Transaction fees received by a particular Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

The end of the reporting period for each Fund is June 30, 2026, and the period covered by these Notes to Financial Statements is from July 1, 2025 to June 30, 2026 (the “Current Fiscal Period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors

32

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

33

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

The following is a summary of the fair value classification of the Funds’ investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
STXD
Investments:
Common Stocks	$65,198,263	$—	$—	$65,198,263
Real Estate Investment Trusts	1,954,354	—	—	1,954,354
Money Market Funds	33,879	—	—	33,879
Total Investments	$67,186,496	$—	$—	$67,186,496

STXG
Investments:
Common Stocks	$146,724,430	$—	$—	$146,724,430
Real Estate Investment Trusts	2,366,155	—	—	2,366,155
Contingent Value Rights	—	—	0(b)	0(b)
Rights	—	—	0(b)	0(b)
Money Market Funds	29,723	—	—	29,723
Total Investments	$149,120,308	$—	$ 0(a)(b)	$149,120,308

STXV
Investments:
Common Stocks	$77,323,721	$—	$—	$77,323,721
Real Estate Investment Trusts	2,607,792	—	—	2,607,792
Rights	—	—	0(b)	0(b)
Total Investments	$79,931,513	$—	$ 0(b)	$79,931,513

STXF
Investments:
Common Stocks	$1,099,119,888	$—	$—	$1,099,119,888
Real Estate Investment Trusts	17,472,357	—	—	17,472,357
Rights	—	—	0(b)	0(b)
Money Market Funds	1,235,525	—	—	1,235,525
Total Investments	$1,117,827,770	$—	$ 0(b)	$1,117,827,770

STXE
Investments:
Common Stocks	$145,560,124	$—	$—	$145,560,124
Preferred Stocks	4,383,459	—	—	4,383,459
Money Market Funds	552,312	—	—	552,312
Total Investments	$150,495,895	$—	$—	$150,495,895

34

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
BUXX
Investments:
Asset-Backed Securities	$—	$151,589,388	$—	$151,589,388
Corporate Bonds	—	120,627,872	—	120,627,872
Collateralized Mortgage Obligations	—	76,910,194	—	76,910,194
Collateralized Loan Obligations	—	64,814,010	—	64,814,010
Mortgage-Backed Securities	—	26,851,062	—	26,851,062
Money Market Funds	49,279,628	—	—	49,279,628
U.S. Treasury Bills	—	24,209,152	—	24,209,152
Total Investments	$49,279,628	$465,001,678	$—	$514,281,306

FTWO
Investments:
Common Stocks	$72,873,802	$—	$—	$72,873,802
Money Market Funds	295,164	—	—	295,164
Total Investments	$73,168,966	$—	$—	$73,168,966

STXK
Investments:
Common Stocks	$78,375,842	$—	$—	$78,375,842
Real Estate Investment Trusts	5,601,363	—	—	5,601,363
Rights	—	—	0(b)	0(b)
Money Market Funds	93,811	—	—	93,811
Total Investments	$84,071,016	$—	$ 0(b)	$84,071,016

STXT
Asstes:
Investments:
Mortgage-Backed Securities	$—	$44,016,531	$—	$44,016,531
Asset-Backed Securities	—	16,244,147	—	16,244,147
Collateralized Mortgage Obligations	—	14,238,195	—	14,238,195
U.S. Treasury Securities	—	13,110,541	—	13,110,541
Corporate Bonds	—	9,919,513	—	9,919,513
Collateralized Loan Obligations	—	6,635,015	—	6,635,015
Preferred Stocks	4,429,947	—	—	4,429,947
Convertible Preferred Stocks	4,345,034	—	—	4,345,034
Convertible Bonds	—	1,670,913	—	1,670,913
Money Market Funds	2,914,063	—	—	2,914,063
U.S. Treasury Bills	—	2,477,268	—	2,477,268
Total Investments	$11,689,044	$108,312,123	$—	$120,001,167

35

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Other Financial Instruments:
Futures Contracts(c)	$282,595	$—	$—	$282,595
Total Other Financial Instruments	$282,595	$—	$—	$282,595

DRLL
Investments:
Common Stocks	$259,566,704	$—	$—	$259,566,704
Money Market Funds	661,731	—	—	661,731
Total Investments	$260,228,435	$—	$—	$260,228,435

SHOC
Investments:
Common Stocks	$272,504,276	$—	$—	$272,504,276
Money Market Funds	5,700,403	—	—	5,700,403
Total Investments	$278,204,679	$—	$—	$278,204,679

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Management has decided that the amount of Level 3 securities compared to total net assets is not material to STXG, STXV, STXF and STXK; therefore, the roll forward of Level 3 securities and assumptions are not shown for the Current Fiscal Period for the respective funds.
(b)	Amount is less than $0.50.
(c)	The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2026.

During the Current Fiscal Period, the Funds, other than STXG, STXV, STXF and STXK, did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Derivative Transactions The values of derivative instruments on the Statements of Assets and Liabilities for BUXX and STXT as of the Current Fiscal Period, were as follows:

Fund	Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Deposit at Broker for Futures Contracts	Value of Unrealized Appreciation (Depreciation)*
BUXX	Futures Contracts	Interest Rate	Deposit at Broker for Futures Contracts	$42,001	$—
STXT	Futures Contracts	Interest Rate	Deposit at Broker for Futures Contracts	$384,215	$282,595
* Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.

36

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

The effect of derivative instruments on the Statements of Operations as of the Current Fiscal Period, for BUXX and STXT was as follows:

Fund	Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
BUXX	Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(294)
STXT	Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(293,601)

Fund	Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives
BUXX	Futures Contracts	Interest Rate	Net change in Unrealized appreciation (depreciation) on futures contracts	$(11,330)
STXT	Futures Contracts	Interest Rate	Net change in Unrealized appreciation (depreciation) on futures contracts	$(275,030)
The average notional value of long futures held in BUXX and STXT during the Current Fiscal Period was $0 and $32,270,716, respectively.

Balance Sheet Offsetting Information

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. During the Current Fiscal Period, the Funds were not subject to any netting agreements.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Funds did not incur any interest or penalties.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) –

37

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if there are any, are paid by each Fund and are reflected in their Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Funds determine that it is more likely than not that the Funds will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

F.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for each Fund except BUXX and STXT are declared and paid on a quarterly basis, whereas distributions to shareholders from net investment income for BUXX and STXT are declared and paid on a monthly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

G.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total

38

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

I.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

J.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

K.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the Current Fiscal Period, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
STXD	$(3,237,010)	$3,237,010
STXG	(4,631,174)	4,631,174
STXV	(6,506,874)	6,506,874
STXF	(40,479,945)	40,479,945
STXE	(330,945)	330,945
BUXX	—	—
FTWO	(2,188,249)	2,188,249
STXK	(9,492,764)	9,492,764
STXT	—	—
DRLL	(9,098,587)	9,098,587
SHOC	(34,874,785)	34,874,785

L.New Accounting Pronouncement: In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. The Funds did not pay any federal, state or local income taxes. STXE paid dividend withholding taxes in certain jurisdictions during the period ended as of the date of this report. STXE’s dividend withoholding taxes may be referenced in the Statement of Operations. STXE’s cash paid for dividend withholding taxes, net of reclaims, was as follows:

39

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

Country	Dividend withholding taxes
Taiwan	$122,121
South Korea	65,969
India	61,917
Brazil	43,816
South Africa	25,886
Others	80,266
$399,975

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to each Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

Strive Asset Management, LLC serves as an investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

Along with Strive Asset Management, LLC, Angel Oak Capital Advisors, LLC (“Angel Oak”) also serves as a sub-adviser to BUXX and STXT only. Pursuant to an investment sub-advisory agreement (the “Angel Oak Sub-Advisory Agreement”) among the Trust, Angel Oak, and the Adviser, Angel Oak is responsible for implementing Strive Asset Management, LLC’s sector allocations and duration target by selecting investments and executing each Fund’s transactions in accordance with such sector allocations and duration targets, subject to the investment objective, policies and limitations of each Fund, subject to the overall supervision and oversight of the Adviser and the Board.

The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

STXD	0.35%
STXG	0.18%
STXV	0.18%
STXF*	0.0545%
STXE	0.32%
BUXX	0.25%
FTWO	0.49%
STXK	0.18%
STXT	0.49%
DRLL	0.41%
SHOC	0.40%
* The Adviser has agreed to voluntarily waive management fees for STXF from 0.0545% to 0.05% from June 8, 2026 to December 6, 2026. The waiver is not subject to recoupment.

40

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

During the Current Fiscal Period, an affiliate reimbursed STXD in the amount of $54,543 for losses related to an error. The reimbursement amount is reflected in STXD’s Statements of Operations as “Payments from affiliates.”

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
STXD	$16,189,887	$15,637,624
STXG	14,647,330	14,920,879
STXV	17,866,723	16,100,962
STXF	29,453,524	28,327,093
STXE	20,850,479	30,967,190
BUXX	399,175,681	241,735,602
FTWO	14,115,428	13,813,709
STXK	33,060,425	31,488,486
STXT	86,669,068	94,201,564
DRLL	42,176,819	43,207,181
SHOC	34,427,502	38,879,979

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Creations	Redemptions
STXD	$13,774,574	$7,154,216
STXG	2,908,319	8,432,316
STXV	16,694,788	15,433,408
STXF	83,700,634	79,873,750
STXE	—	1,165,356
BUXX	—	—
FTWO	35,919,599	7,499,587
STXK	27,601,449	23,098,095
STXT	—	—
DRLL	5,022,873	61,569,784
SHOC	85,691,001	58,032,644

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period, except for the following:

	Purchases	Sales
STXT	$8,431,873	$12,846,760

41

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the Current Fiscal Period, for each Fund were as follows:

	STXD	STXG	STXV
Tax cost of Investments	$53,966,281	$95,837,097	$67,416,982
Gross tax unrealized appreciation	16,742,837	58,053,568	17,683,109
Gross tax unrealized depreciation	(3,522,622)	(4,770,357)	(5,168,578)
Net tax unrealized appreciation (depreciation)	$13,220,215	$53,283,211	$12,514,531
Undistributed ordinary income	15,697	—	59,856
Undistributed long-term gain	—	—	—
Total distributable earnings	$15,697	$—	$59,856
Other accumulated gain (loss)	(296,411)	(1,509,684)	(793,621)
Total accumulated gain (loss)	$12,939,501	$51,773,527	$11,780,766

	STXF	STXE	BUXX
Tax cost of Investments	$760,893,868	$73,591,804	$515,835,751
Gross tax unrealized appreciation	405,355,796	83,198,039	369,697
Gross tax unrealized depreciation	(48,421,894)	(6,293,948)	(1,924,142)
Net tax unrealized appreciation (depreciation)	$356,933,902	$76,904,091	$(1,554,445)
Undistributed ordinary income	250,545	2,026,761	319,454
Undistributed long-term gain	—	—	—
Total distributable earnings	$250,545	$2,026,761	$319,454
Other accumulated gain (loss)	(4,327,873)	(3,742,859)	(223,400)
Total accumulated gain (loss)	$352,856,574	$75,187,993	$(1,458,391)

	FTWO	STXK	STXT
Tax cost of Investments	$61,793,907	$69,637,940	$122,099,939
Gross tax unrealized appreciation	12,917,157	20,791,520	982,105
Gross tax unrealized depreciation	(1,542,098)	(6,358,444)	(3,080,877)
Net tax unrealized appreciation (depreciation)	$11,375,059	$14,433,076	$(2,098,772)
Undistributed ordinary income	91,998	—	143,695
Undistributed long-term gain	—	—	—
Total distributable earnings	$91,998	$—	$143,695
Other accumulated gain (loss)	(660,287)	(7,167,474)	(1,199,988)
Total accumulated gain (loss)	$10,806,770	$7,265,602	$(3,155,065)

42

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

	DRLL	SHOC
Tax cost of Investments	$237,245,848	$149,750,236
Gross tax unrealized appreciation	34,876,100	130,532,728
Gross tax unrealized depreciation	(11,893,513)	(2,078,285)
Net tax unrealized appreciation (depreciation)	$22,982,587	$128,454,443
Undistributed ordinary income	—	—
Undistributed long-term gain	—	—
Total distributable earnings	$—	$—
Other accumulated gain (loss)	(13,096,404)	(2,665,450)
Total accumulated gain (loss)	$9,886,183	$125,788,993

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the Current Fiscal Period, the Funds did not defer any post-October capital losses or qualified late-year losses.

For the Current Fiscal Period, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
STXD	$(50,241)	$(246,170)
STXG	(352,500)	(1,157,184)
STXV	(356,925)	(436,696)
STXF	(867,895)	(3,459,978)
STXE	(2,838,528)	—
BUXX	(202,917)	(20,483)
FTWO	(436,336)	(224,536)
STXK	(3,687,315)	(3,480,159)
STXT	(789,624)	(410,364)
DRLL	(4,771,379)	(8,325,025)
SHOC	(2,119,101)	(546,349)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the Current Fiscal Period, fiscal period ended June 30, 2025, and fiscal period ended July 31, 2024, were as follows:

	Current Fiscal Period			Fiscal Period Ended June 30, 2025			Fiscal Period Ended July 31, 2024
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Ordinary Income	Long-Term Capital Gains	Return of Capital	Ordinary Income
STXD	$683,175	$—	$—	$602,333	$—	$—	$485,575
STXG	727,661	—	—	590,824	30,259	—	350,997
STXV	1,675,049	—	—	1,560,714	—	—	750,769

43

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

	Current Fiscal Period			Fiscal Period Ended June 30, 2025			Fiscal Period Ended July 31, 2024
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Ordinary Income	Long-Term Capital Gains	Return of Capital	Ordinary Income
STXF	$11,280,218	$—	$—	$9,265,451	$—	$—	$5,358,321
STXE	2,670,557	—	—	3,932,685	—	—	1,599,535
BUXX(a)	17,383,638	29,034	—	9,514,662	—	—	4,093,148
FTWO(b)	600,771	—	—	332,147	—	—	76,248
STXK	854,861	—	41,364	895,104	—	85,083	530,975
STXT(a)	5,648,988	—	—	5,676,002	—	—	3,637,215
DRLL	7,133,461	—	8,253	8,592,613	—	—	9,743,291
SHOC	285,805	—	5,961	299,204	—	—	254,625

(a) The Fund commenced operations on August 9, 2023.
(b) The Fund commenced operations on August 30, 2023.

NOTE 7 – CREDIT FACILITY

The Custodian has made available to STXE and another series of the Trust a $30 million secured credit facility, pursuant to a Loan Agreement (“Agreement”) effective December 10, 2025, expiring on December 9, 2026, for the purposes of having cash available to satisfy redemption requests. Advances under the Agreement would be limited to the lesser of $30 million, 25% of the gross market value of the Fund, or 33.33% of the unencumbered assets of the Fund. Principal is due 45 days after the initial advance and at the maturity. Interest is payable monthly in arrears. Under the credit facility, the interest rate paid on outstanding borrowings is equal to the lender’s prime rate. For the Current Fiscal Period end, the prime rate was 6.75%. The interest paid on outstanding borrowings is paid by the Adviser. For the Current Fiscal Period, STXE did not have any activity under the credit facility to report.

As of the Current Fiscal Period, STXE had no outstanding borrowings under the Agreement.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the Current Fiscal Period that materially impacted the amounts or disclosures in the Funds’ financial statements.

44

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Strive ETFs and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Strive 1000 Dividend Growth ETF, Strive 1000 Growth ETF, Strive 1000 Value ETF, Strive 500 ETF, Strive Emerging Markets Ex-China ETF, Strive Enhanced Income Short Maturity ETF, Strive Natural Resources and Security ETF, Strive Small-Cap ETF, Strive Total Return Bond ETF, Strive U.S. Energy ETF and Strive U.S. Semiconductor ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of June 30, 2026, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2026, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting EA Series Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
Strive 1000 Dividend Growth ETF, Strive 1000 Growth ETF, Strive 1000 Value ETF, Strive Small-Cap ETF	For the year ended June 30, 2026	For the year ended June 30, 2026, for the period ended June 30, 2025 and for the year ended July 31, 2024	For the year ended June 30, 2026, for the period ended June 30, 2025, for the year ended July 31, 2024 and for the period November 9, 2022 (commencement of operations) to July 31, 2023
Strive 500 ETF	For the year ended June 30, 2026	For the year ended June 30, 2026, for the period ended June 30, 2025 and for the year ended July 31, 2024	For the year ended June 30, 2026, for the period ended June 30, 2025, for the year ended July 31, 2024 and for the period September 14, 2022 (commencement of operations) to July 31, 2023
Strive Emerging Markets Ex-China ETF	For the year ended June 30, 2026	For the year ended June 30, 2026, for the period ended June 30, 2025 and for the year ended July 31, 2024	For the year ended June 30, 2026, for the period ended June 30, 2025, for the year ended July 31, 2024 and for the period January 30, 2023 (commencement of operations) to July 31, 2023
Strive Enhanced Income Short Maturity ETF, Strive Total Return Bond ETF	For the year ended June 30, 2026	For the year ended June 30, 2026, for the period ended June 30, 2025 and for the period August 9, 2023 (commencement of operations) to July 31, 2024	For the year ended June 30, 2026, for the period ended June 30, 2025 and for the period August 9, 2023 (commencement of operations) to July 31, 2024
Strive Natural Resources and Security ETF	For the year ended June 30, 2026	For the year ended June 30, 2026, for the period ended June 30, 2025 and for the period August 30, 2023 (commencement of operations) to July 31, 2024	For the year ended June 30, 2026, for the period ended June 30, 2025 and for the period August 30, 2023 (commencement of operations) to July 31, 2024

45

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Individual Funds Constituting EA Series Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
Strive U.S. Energy ETF	For the year ended June 30, 2026	For the year ended June 30, 2026, for the period ended June 30, 2025 and for the year ended July 31, 2024	For the year ended June 30, 2026, for the period ended June 30, 2025, for the year ended July 31, 2024 and for the period August 8, 2022 (commencement of operations) to July 31, 2023
Strive U.S. Semiconductor ETF	For the year ended June 30, 2026	For the year ended June 30, 2026, for the period ended June 30, 2025 and for the year ended July 31, 2024	For the year ended June 30, 2026, for the period ended June 30, 2025, for the year ended July 31, 2024 and for the period October 5, 2022 (commencement of operations) to July 31, 2023
Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 27, 2026

46

STRIVE ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the Current Fiscal Period, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

STXD	100.00%
STXG	100.00%
STXV	98.48%
STXF	98.52%
STXE	35.84%
BUXX	0.00%
FTWO	100.00%
STXK	90.75%
STXT	0.00%
DRLL	100.00%
SHOC	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Current Fiscal Period, were as follows:

STXD	100.00%
STXG	100.00%
STXV	95.02%
STXF	94.90%
STXE	0.00%
BUXX	0.00%
FTWO	100.00%
STXK	86.54%
STXT	0.00%
DRLL	100.00%
SHOC	100.00%

47

STRIVE ETFs
FEDERAL TAX INFORMATION (UNAUDITED) (CONTINUED)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Current Fiscal Period, were as follows:

STXD	0.00%
STXG	0.00%
STXV	0.00%
STXF	0.00%
STXE	0.00%
BUXX	0.04%
FTWO	0.00%
STXK	0.00%
STXT	0.00%
DRLL	0.00%
SHOC	0.00%

FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the Current Fiscal Period. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
STXE	$392,277	$0.135268	99.76%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

48

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Strive Total Return Bond ETF
Strive Enhanced Short Maturity ETF
Strive 500 ETF
Strive Emerging Markets Ex-China ETF
Strive U.S. Energy ETF
Strive U.S. Semiconductor ETF
Strive Natural Resources and Security ETF
Strive 1000 Growth ETF
Strive 1000 Value ETF
Strive Small-Cap ETF
Strive 1000 Dividend Growth ETF
(each, a “Fund”, and together, the “Funds”)
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on the date below to consider the approval of the continuation of the Advisory Agreement between the Trust, on behalf of the Funds (defined above), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the continuation of the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Funds, the Adviser, and the Sub-Adviser (defined below), each for an additional one-year term.

Board Meeting Date	Sub-Adviser	Reporting Period End
June 5, 2026	Strive Asset Management, LLC	March 31, 2026
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. In reaching the decision to approve the continuation of the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser to the Funds. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, and arranging service providers for the Funds. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Funds, executing all Fund transactions other than for the Strive Total Return Bond ETF and Strive Enhanced Short Maturity ETF, monitoring compliance with each Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio management personnel responsible for managing each Fund's assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. The Board compared each Fund’s performance for the Reporting Period End date to that of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. It was noted that the Adviser and the Sub-Adviser have consistently managed each Fund’s portfolio in accordance with its stated investment objective and strategies.
Strive Total Return Bond ETF - The Board noted that the Fund’s returns for the one-year, two-year, and since inception periods were below the average of its peer group. The Board considered that the Fund holds significantly fewer positions than any fund in the peer group and is significantly smaller than the funds in the peer group, which may make the Fund’s returns more volatile than those of the peer group. Additionally, because the Fund had been operational for fewer than three years, its returns cover a relatively short period which may not reflect a sufficient variety of market conditions or market cycles by which to effectively judge the Fund’s performance.
Strive Enhanced Short Maturity ETF - The Board noted that, for the one-year and two-year periods, the Fund underperformed the average of its peer group, but outperformed for the period since inception.
Strive 500 ETF - The Board noted that, for the one-year, two-year, three-year, and since inception periods, the Fund outperformed the average of its peer group.
Strive Emerging Markets Ex-China ETF - The Board noted that, for the one- and two-year periods, the Fund outperformed the average of its peer group, but underperformed its highly suitable peer group for the three-year and since inception periods.
Strive U.S. Energy ETF - The Board noted that, for the one-year period, the Fund outperformed the average of its highly suitable peer group and underperformed for the two-year, three-year, and since inception periods.
Strive U.S. Semiconductor ETF - The Board noted that, for the one-year period, the Fund outperformed the average of its highly suitable peer group, but underperformed for the two-year, three-year, and since inception periods.
Strive Natural Resources and Security ETF - The Board noted that, for the one-year, two-year, and since inception periods, the Fund outperformed the average of its highly suitable peer group.
Strive 1000 Growth ETF - The Board noted that the Fund’s returns for the one-, two-, and three-year and since inception periods were below the average of its peer group. The Board noted that the returns for the one- and two-year periods were within the range of the peer group, but returns for the three-year and since inception periods were below returns for the peer group.
Strive 1000 Value ETF - The Board noted that, for the one-year, two-year, and three-year periods, the Fund outperformed the average of its peer group, but underperformed the average of its peer group for the since inception period.
Strive Small-Cap ETF - The Board noted that the Fund’s returns for the since inception period were in line with the average of its highly suitable peer group. The Board further noted that the Fund’s returns for the three-year period trailed the average of the peer group, but was within the range of returns for the peer group. The Board noted that the Fund’s returns for the one- and two-year periods trailed the returns of its peer group.
Strive 1000 Dividend Growth ETF - The Board noted that the Fund’s returns for the one-year, two-year, three-year, and since inception periods trailed the average of the peer group, but were within the range of returns for the peer group.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser and the Sub-Adviser, respectively. The Board compared each Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.

Strive Total Return Bond ETF - The Board noted that the Fund’s management fee and net expense ratio were above the average for the Fund’s peer group, but within the range of figures in the peer group.
Strive Enhanced Short Maturity ETF - The Board noted that the Fund's management fee and net expense ratio were below the average for the Fund’s highly suitable peer group.
Strive 500 ETF - The Board noted that the Fund’s management fee and net expense ratio was slightly higher than the average for the Fund’s peer group and within the range of the peer group.
Strive Emerging Markets Ex-China ETF - The Board noted that the Fund’s management fee and net expense ratio were above the average for the Fund’s highly suitable peer group, but within the range of figures in the peer group.
Strive U.S. Energy ETF - The Board noted that the Fund’s management fee and net expense ratio are higher than those of funds in the peer group. The Board considered that the funds in the highly suitable peer group are substantially larger than the Fund, which may give them access to economies of scale unavailable to the Fund.
Strive U.S. Semiconductor ETF - The Board noted that the Fund’s management fee was in line with the average for the Fund’s peer group and the Fund’s expense ratio was below the average for the peer group.
Strive Natural Resources and Security ETF - The Board noted that the Fund’s management fee and net expense ratio were below the average for the Fund’s peer group.
Strive 1000 Growth ETF - The Board noted that the Fund’s management fee and net expense ratio were above the average for the Fund’s peer group, but within the range of figures in the peer group.
Strive 1000 Value ETF - The Board noted that the Fund’s management fee and net expense ratio were above the average for the Fund’s peer group, but within the range of figures in the peer group.
Strive Small-Cap ETF - The Board noted that the Fund’s management fee and net expense ratio were below the average for the Fund’s peer group.
Strive 1000 Dividend Growth ETF - The Board noted that the Fund’s management fee and net expense ratio were above the average for the Fund’s highly suitable peer group, but within the range of figures in the peer group.
The Board considered each Fund’s fee arrangement in which the Adviser is responsible for paying most of a Fund’s operating expenses out of its resources, noting that comparisons with a Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a strategy similar to that of the Funds. As it relates to the Sub-Adviser, the Board noted that the Sub-Adviser does not manage any other accounts that follow a strategy similar to that of the Funds.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Funds. The Board reviewed the profit and loss information provided by the Adviser with respect to each Fund and considered the Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board also reviewed the same type of information provided by the Sub-Adviser. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to perform its obligations to the Funds under the Sub-Advisory Agreement for an additional annual period. The Board also reviewed the Sub-Adviser's costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of each Fund the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by each Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with each Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, which serves as the sponsor of the Funds.

Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from each Fund’s operations. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Funds and other series in the Trust. The Board noted that any ancillary benefits to the Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Adviser or Sub-Adviser as each Fund’s assets increase, including the extent to which this is reflected in the level of fees to be charged. The Board concluded that each Fund's current fee level appropriately reflected any economies of scale realized to date, and considered the Adviser's representation that it will continue to monitor each Fund's growth and consider the addition of fee breakpoints as appropriate.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreements for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Funds. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 28, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 28, 2026